Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2013
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2013
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	EPLIX
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	EPLPX
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	EPLKX
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	EPLCX
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	EPAIX
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	EPAPX
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	EPAKX
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	EPACX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	EPSPX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	EPSKX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	EPSYX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	EPSIX
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	EPIIX
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	EPIPX
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	EPIKX
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	EPIEX
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MMHVX
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MMHAX
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MMHDX
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MMHIX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICANX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICAUX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICAVX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICAEX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class R1
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICAWX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class R2
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICAYX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class R3
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICAZX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICSOX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICSRX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class B
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICSQX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICSVX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICSLX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class R1
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICSWX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class R2
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICSYX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class R3
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICSZX
MainStay ICAP Global Fund (Prospectus Summary) | MainStay ICAP Global Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICGNX
MainStay ICAP Global Fund (Prospectus Summary) | MainStay ICAP Global Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICGLX
MainStay ICAP Global Fund (Prospectus Summary) | MainStay ICAP Global Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICGCX
MainStay ICAP Global Fund (Prospectus Summary) | MainStay ICAP Global Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICGRX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICELX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICEVX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICEWX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICEUX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class R1
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICETX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class R2
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICEYX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class R3
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ICEZX
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MAWNX
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MAAAX
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class B
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MAWBX
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MAWCX
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MATIX
MainStay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYSPX
MainStay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSXAX
MainStay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSPIX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYRDX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYRAX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYRIX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R1
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYRRX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R2
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYRWX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R3
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYREX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYRYX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYROX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYRTX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R1
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYRUX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R2
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYRVX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R3
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYRZX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MRTFX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MRTTX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MRTIX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R1
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MRTOX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R2
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MRTUX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R3
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MRTVX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MXFNX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MXFAX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class B
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MXFBX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MXFCX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MXFIX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSRUX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSRTX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSRYX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R1
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSREX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R2
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSRQX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R3
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSRZX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSRMX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R1
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSROX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R2
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSRPX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R3
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSRWX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSRVX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSRLX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MCKNX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MCKAX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class B
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MCKBX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MCKCX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MCKIX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MMRDX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MMRAX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class B
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MMRBX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MMRCX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MMRIX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MGDNX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MGDAX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class B
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MGDBX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MGDCX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MGDIX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MGXNX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MGXAX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class B
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MGXBX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MGXCX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MGXIX
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MIXIX
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MIXNX
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MIXAX
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MTMNX
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MTMAX
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class B
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MTMBX
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MTMCX
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MTMIX
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class R1
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MTMRX
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class R2
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MTRTX
MainStay Short Term Bond Fund (Prospectus Summary) | MainStay Short Term Bond Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYTBX
MainStay Short Term Bond Fund (Prospectus Summary) | MainStay Short Term Bond Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSTAX
MainStay Short Term Bond Fund (Prospectus Summary) | MainStay Short Term Bond Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSTIX
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYCNX
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYCTX
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYCCX
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYCIX
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYINX
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYITX
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYICX
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MYIIX
MainStay Balanced Fund | MainStay Balanced Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MBNAX
MainStay Balanced Fund | MainStay Balanced Fund | Class B
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MBNBX
MainStay Balanced Fund | MainStay Balanced Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MBACX
MainStay Balanced Fund | MainStay Balanced Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MBAIX
MainStay Balanced Fund | MainStay Balanced Fund | Class R1
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MBNRX
MainStay Balanced Fund | MainStay Balanced Fund | Class R2
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MBCRX
MainStay Balanced Fund | MainStay Balanced Fund | Class R3
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MBDRX
MainStay Balanced Fund | MainStay Balanced Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MBINX
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class B
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MOTBX
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MOPCX
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MOPIX
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MOINX
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MOPAX
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class R1
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MOPRX
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class R2
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MOTRX
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MNOAX
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MNOCX
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MNOIX
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MNOVX
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MDHAX
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MDHCX
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MDHIX
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class R2
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MDHRX
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MDHVX
MainStay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay California Tax Free Opportunities Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSCAX
MainStay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay California Tax Free Opportunities Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSCCX
MainStay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay California Tax Free Opportunities Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MCOIX
MainStay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay California Tax Free Opportunities Fund | Investor Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MSCVX

MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund
MainStay Epoch U.S. Equity Yield Fund
Investment Objective
The Fund seeks current income and capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment
Shareholder Fees	Investor Class		Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none
Other Expenses		1.09%	1.14%	1.09%	1.14%
Total Annual Fund Operating Expenses	[2]	2.14%	2.19%	2.89%	1.94%
Waivers / Reimbursements	[2]	(0.87%)	(0.87%)	(0.87%)	(0.87%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements		1.27%	1.32%	2.02%	1.07%
[1]	The management fee is as follows: 0.80% on assets up to $500 million; and 0.79% on assets in excess of $500 million.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.32% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class C	Class I
1 Year	672	677	305	109
3 Years	1,104	1,118	813	525
5 Years	1,561	1,585	1,447	966
10 Years	2,822	2,870	3,152	2,194

Expense Example, No Redemption (USD $)	Class C
1 Year	205
3 Years	813
5 Years	1,447
10 Years	3,152

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally invests in a diversified portfolio consisting of equity securities of U.S. companies that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying U.S. companies across all market capitalizations. Generally, U.S. companies are companies organized in the U.S. that trade primarily in U.S. securities markets. The Fund may invest up to 15% of its net assets in securities of foreign companies. Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management. The Subadvisor evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

The Subadvisor may sell or reduce a position in a security if it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period and the life of the Fund compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000® Value Index, as a replacement of the Russell 1000® Index, as its primary benchmark, but has retained the Russell 1000® Index as its secondary benchmark. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Fund selected the Russell 1000® Value Index as its primary benchmark because it believes that this index is more reflective of its current investment style. The Fund has selected the Russell 1000® Index as a secondary benchmark. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® represents approximately 92% of the U.S. market.

Performance figures for Class I and Class A shares reflect the historical performance of the Institutional shares and Class P shares, respectively, of the Epoch U.S. Large Cap Fund (the predecessor to the Fund, which was subject to a different fee structure, and for which Epoch Investment Partners, Inc. served as investment adviser) for periods prior to November 16, 2009. Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on December 3, 2008. Class A shares (formerly Class P shares) were first offered on February 3, 2009. Performance figures for Class C and Investor Class shares, first offered November 16, 2009, reflect the historical performance of Class I shares through November 15, 2009, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. On August 31, 2012, the Fund changed its investment objective and principal investment strategies. Performance figures for dates prior to August 31, 2012 reflect the Fund's prior investment objective and principal investment strategies. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2009-2012)

Best Quarter
2Q/09	15.85%
Worst Quarter
3Q/11	-16.22%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	6.25%	12.67%
Class A	Class A Return Before Taxes	6.17%	12.59%	[1]
Class C	Class C Return Before Taxes	10.66%	13.46%
Class I	Class I Return Before Taxes	12.52%	14.58%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	9.06%	12.32%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	12.73%	12.19%
Class I Russell 1000�� Value Index	Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)	17.51%	13.85%
Class I Russell 1000�� Index	Russell 1000® Index (reflects no deductions for fees, expenses, or taxes)	16.42%	16.20%
[1]	Reflects performance from February 3, 2009.

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Epoch U.S. Equity Yield Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund generally invests in a diversified portfolio consisting of equity securities of U.S. companies that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying U.S. companies across all market capitalizations. Generally, U.S. companies are companies organized in the U.S. that trade primarily in U.S. securities markets. The Fund may invest up to 15% of its net assets in securities of foreign companies. Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management. The Subadvisor evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

The Subadvisor may sell or reduce a position in a security if it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period and the life of the Fund compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000® Value Index, as a replacement of the Russell 1000® Index, as its primary benchmark, but has retained the Russell 1000® Index as its secondary benchmark. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Fund selected the Russell 1000® Value Index as its primary benchmark because it believes that this index is more reflective of its current investment style. The Fund has selected the Russell 1000® Index as a secondary benchmark. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® represents approximately 92% of the U.S. market.

Performance figures for Class I and Class A shares reflect the historical performance of the Institutional shares and Class P shares, respectively, of the Epoch U.S. Large Cap Fund (the predecessor to the Fund, which was subject to a different fee structure, and for which Epoch Investment Partners, Inc. served as investment adviser) for periods prior to November 16, 2009. Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on December 3, 2008. Class A shares (formerly Class P shares) were first offered on February 3, 2009. Performance figures for Class C and Investor Class shares, first offered November 16, 2009, reflect the historical performance of Class I shares through November 15, 2009, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. On August 31, 2012, the Fund changed its investment objective and principal investment strategies. Performance figures for dates prior to August 31, 2012 reflect the Fund's prior investment objective and principal investment strategies. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2009-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
2Q/09	15.85%
Worst Quarter
3Q/11	-16.22%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.27%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	672
3 Years	rr_ExpenseExampleYear03	1,104
5 Years	rr_ExpenseExampleYear05	1,561
10 Years	rr_ExpenseExampleYear10	2,822
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.67%
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.32%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	677
3 Years	rr_ExpenseExampleYear03	1,118
5 Years	rr_ExpenseExampleYear05	1,585
10 Years	rr_ExpenseExampleYear10	2,870
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.59%	[4]
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.89%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	2.02%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	305
3 Years	rr_ExpenseExampleYear03	813
5 Years	rr_ExpenseExampleYear05	1,447
10 Years	rr_ExpenseExampleYear10	3,152
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	813
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,447
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,152
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.46%
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.07%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	525
5 Years	rr_ExpenseExampleYear05	966
10 Years	rr_ExpenseExampleYear10	2,194
Annual Return 2009	rr_AnnualReturn2009	26.53%
Annual Return 2010	rr_AnnualReturn2010	12.46%
Annual Return 2011	rr_AnnualReturn2011	0.23%
Annual Return 2012	rr_AnnualReturn2012	12.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.22%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.58%
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.32%
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.19%
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Russell 1000�� Value Index | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.85%
MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund | Russell 1000�� Index | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.20%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.80% on assets up to $500 million; and 0.79% on assets in excess of $500 million.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.32% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
[4]	Reflects performance from February 3, 2009.

MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund
MainStay Epoch Global Choice Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none
Other Expenses		0.46%	0.23%	0.46%	0.23%
Total Annual Fund Operating Expenses	[1]	1.71%	1.48%	2.46%	1.23%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.54% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class C	Class I
1 Year	714	692	349	125
3 Years	1,059	992	767	390
5 Years	1,427	1,313	1,311	676
10 Years	2,458	2,221	2,796	1,489

Expense Example, No Redemption (USD $)	Class C
1 Year	249
3 Years	767
5 Years	1,311
10 Years	2,796

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally invests in a portfolio consisting of equity securities of companies across all market capitalizations. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of companies located throughout the world. U.S. equity securities include common stocks and depositary receipts. Under normal market conditions, the Fund will invest a significant amount of its assets (at least 40%, unless Epoch Investment Partners, Inc., the Fund's Subadvisor, deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies. Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets. The Fund will normally invest in companies located in at least three countries outside of the U.S. Although the Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the Fund's Subadvisor believes such companies offer attractive opportunities.

The Fund typically holds between 20 and 35 securities, which may be denominated in both U.S. and non-U.S. currencies.

Investment Process: The Subadvisor invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Concentrated Portfolio Risk: Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the MSCI World Index as its primary benchmark. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Performance figures for Class I and Class A shares reflect the historical performance of the Institutional shares and Class P shares, respectively, of the Epoch U.S. All Cap Equity Fund (the predecessor to the Fund, which was subject to a different fee structure, and had different principal investment strategies and investment process, and for which Epoch Investment Partners, Inc. served as investment adviser) for periods prior to November 16, 2009. Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on July 25, 2005. Class A shares (formerly Class P shares) were first offered on August 15, 2006. Performance figures for Class C and Investor Class shares, first offered November 16, 2009, reflect the historical performance of Class I shares through November 15, 2009, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2006-2012)

Best Quarter
2Q/09	15.66%
Worst Quarter
4Q/08	-23.70%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	11.06%	(1.99%)	1.43%
Class A	Class A Return Before Taxes	11.30%	(1.87%)	1.48%	[1]
Class C	Class C Return Before Taxes	15.68%	(1.26%)	1.70%
Class I	Class I Return Before Taxes	18.06%	(0.14%)	2.81%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	18.07%	(0.22%)	2.58%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	11.93%	(0.15%)	2.35%
MSCI World Index	MSCI World Index (reflects no deductions for fees, expenses, or taxes)	15.83%	(1.18%)	3.86%
[1]	Reflects performance from August 15, 2006.

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Epoch Global Choice Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund generally invests in a portfolio consisting of equity securities of companies across all market capitalizations. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of companies located throughout the world. U.S. equity securities include common stocks and depositary receipts. Under normal market conditions, the Fund will invest a significant amount of its assets (at least 40%, unless Epoch Investment Partners, Inc., the Fund's Subadvisor, deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies. Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets. The Fund will normally invest in companies located in at least three countries outside of the U.S. Although the Fund may invest in securities across all market capitalizations, it may at any given time invest a significant portion of its assets in companies of one particular market capitalization category when the Fund's Subadvisor believes such companies offer attractive opportunities.

The Fund typically holds between 20 and 35 securities, which may be denominated in both U.S. and non-U.S. currencies.

Investment Process: The Subadvisor invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Concentrated Portfolio Risk: Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the MSCI World Index as its primary benchmark. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Performance figures for Class I and Class A shares reflect the historical performance of the Institutional shares and Class P shares, respectively, of the Epoch U.S. All Cap Equity Fund (the predecessor to the Fund, which was subject to a different fee structure, and had different principal investment strategies and investment process, and for which Epoch Investment Partners, Inc. served as investment adviser) for periods prior to November 16, 2009. Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on July 25, 2005. Class A shares (formerly Class P shares) were first offered on August 15, 2006. Performance figures for Class C and Investor Class shares, first offered November 16, 2009, reflect the historical performance of Class I shares through November 15, 2009, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2006-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
2Q/09	15.66%
Worst Quarter
4Q/08	-23.70%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	714
3 Years	rr_ExpenseExampleYear03	1,059
5 Years	rr_ExpenseExampleYear05	1,427
10 Years	rr_ExpenseExampleYear10	2,458
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.06%
5 Years	rr_AverageAnnualReturnYear05	(1.99%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.43%
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	692
3 Years	rr_ExpenseExampleYear03	992
5 Years	rr_ExpenseExampleYear05	1,313
10 Years	rr_ExpenseExampleYear10	2,221
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.30%
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[3]
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	349
3 Years	rr_ExpenseExampleYear03	767
5 Years	rr_ExpenseExampleYear05	1,311
10 Years	rr_ExpenseExampleYear10	2,796
1 Year	rr_ExpenseExampleNoRedemptionYear01	249
3 Years	rr_ExpenseExampleNoRedemptionYear03	767
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,311
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,796
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.68%
5 Years	rr_AverageAnnualReturnYear05	(1.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,489
Annual Return 2006	rr_AnnualReturn2006	13.96%
Annual Return 2007	rr_AnnualReturn2007	9.27%
Annual Return 2008	rr_AnnualReturn2008	(36.37%)
Annual Return 2009	rr_AnnualReturn2009	25.53%
Annual Return 2010	rr_AnnualReturn2010	8.35%
Annual Return 2011	rr_AnnualReturn2011	(2.82%)
Annual Return 2012	rr_AnnualReturn2012	18.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.70%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.06%
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	18.07%
5 Years	rr_AverageAnnualReturnYear05	(0.22%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.93%
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund | MSCI World Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.86%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.54% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
[3]	Reflects performance from August 15, 2006.

MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund
MainStay Epoch Global Equity Yield Fund
Investment Objective
The Fund seeks a high level of income. Capital appreciation is a secondary investment objective.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class	Class A	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	none
Other Expenses	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.13%	1.13%	1.88%	0.88%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class C	Class I
1 Year	659	659	291	90
3 Years	889	889	591	281
5 Years	1,138	1,138	1,016	488
10 Years	1,849	1,849	2,201	1,084

Expense Example, No Redemption (USD $)	Class C
1 Year	191
3 Years	591
5 Years	1,016
10 Years	2,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations. Equity securities include common stocks and depositary receipts. The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets when the Fund's Subadvisor, Epoch Investment Partners, Inc., believes they represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies. Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Subadvisor deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies. Generally, foreign companies are companies organized outside the U.S.and that trade primarily in non-U.S. securities markets. The Fund will normally invest in companies located in at least three countries outside of the U.S. The Fund seeks a dividend yield greater than the dividend yield of the MSCI World Index.

Investment Process: The Subadvisor invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management. The Subadvisor evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

The Subadvisor may sell or reduce a position in a security if it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the MSCI World Index as its primary benchmark. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Performance figures for Class I and Class A shares reflect the historical performance of the Institutional shares and Class P shares, respectively, of the Epoch Global Equity Shareholder Yield Fund (the predecessor to the Fund, which was subject to a different fee structure, and for which Epoch Investment Partners, Inc. served as investment adviser) for periods prior to November 16, 2009. Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on December 27, 2005. Class A shares (formerly Class P shares) were first offered on August 2, 2006. Performance figures for Class C and Investor Class shares, first offered November 16, 2009, reflect the historical performance of Class I shares through November 15, 2009, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2006-2012)

Best Quarter
3Q/10	14.30%
Worst Quarter
4Q/08	-15.14%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	4.46%	0.50%	4.74%
Class A	Class A Return Before Taxes	4.57%	0.49%	3.70%	[1]
Class C	Class C Return Before Taxes	8.74%	0.83%	4.73%
Class I	Class I Return Before Taxes	10.86%	1.79%	5.74%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	10.34%	1.13%	4.64%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	7.72%	1.32%	4.47%
MSCI World Index	MSCI World Index (reflects no deductions for fees, expenses, or taxes)	15.83%	(1.18%)	2.97%
[1]	* Reflects performance from August 2, 2006

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Epoch Global Equity Yield Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of income. Capital appreciation is a secondary investment objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations. Equity securities include common stocks and depositary receipts. The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets when the Fund's Subadvisor, Epoch Investment Partners, Inc., believes they represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies. Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Subadvisor deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies. Generally, foreign companies are companies organized outside the U.S.and that trade primarily in non-U.S. securities markets. The Fund will normally invest in companies located in at least three countries outside of the U.S. The Fund seeks a dividend yield greater than the dividend yield of the MSCI World Index.

Investment Process: The Subadvisor invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management. The Subadvisor evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

The Subadvisor may sell or reduce a position in a security if it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the MSCI World Index as its primary benchmark. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Performance figures for Class I and Class A shares reflect the historical performance of the Institutional shares and Class P shares, respectively, of the Epoch Global Equity Shareholder Yield Fund (the predecessor to the Fund, which was subject to a different fee structure, and for which Epoch Investment Partners, Inc. served as investment adviser) for periods prior to November 16, 2009. Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on December 27, 2005. Class A shares (formerly Class P shares) were first offered on August 2, 2006. Performance figures for Class C and Investor Class shares, first offered November 16, 2009, reflect the historical performance of Class I shares through November 15, 2009, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2006-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
3Q/10	14.30%
Worst Quarter
4Q/08	-15.14%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	659
3 Years	rr_ExpenseExampleYear03	889
5 Years	rr_ExpenseExampleYear05	1,138
10 Years	rr_ExpenseExampleYear10	1,849
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.46%
5 Years	rr_AverageAnnualReturnYear05	0.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	659
3 Years	rr_ExpenseExampleYear03	889
5 Years	rr_ExpenseExampleYear05	1,138
10 Years	rr_ExpenseExampleYear10	1,849
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.57%
5 Years	rr_AverageAnnualReturnYear05	0.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.70%	[2]
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
1 Year	rr_ExpenseExampleYear01	291
3 Years	rr_ExpenseExampleYear03	591
5 Years	rr_ExpenseExampleYear05	1,016
10 Years	rr_ExpenseExampleYear10	2,201
1 Year	rr_ExpenseExampleNoRedemptionYear01	191
3 Years	rr_ExpenseExampleNoRedemptionYear03	591
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,201
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.74%
5 Years	rr_AverageAnnualReturnYear05	0.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
Annual Return 2006	rr_AnnualReturn2006	25.54%
Annual Return 2007	rr_AnnualReturn2007	8.28%
Annual Return 2008	rr_AnnualReturn2008	(32.10%)
Annual Return 2009	rr_AnnualReturn2009	22.49%
Annual Return 2010	rr_AnnualReturn2010	12.11%
Annual Return 2011	rr_AnnualReturn2011	5.73%
Annual Return 2012	rr_AnnualReturn2012	10.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.14%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.86%
5 Years	rr_AverageAnnualReturnYear05	1.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.34%
5 Years	rr_AverageAnnualReturnYear05	1.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.72%
5 Years	rr_AverageAnnualReturnYear05	1.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | MSCI World Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.97%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	* Reflects performance from August 2, 2006

MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund
MainStay Epoch International Small Cap Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none
Other Expenses		0.41%	0.29%	0.41%	0.29%
Total Annual Fund Operating Expenses	[1][2]	1.76%	1.64%	2.51%	1.39%
Waivers / Reimbursements	[1][2]	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1][2]	1.71%	1.59%	2.46%	1.34%
[1]	The management fee is 1.10% on all assets. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 1.05%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.65% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class C	Class I
1 Year	714	703	349	136
3 Years	1,069	1,034	777	435
5 Years	1,447	1,388	1,331	756
10 Years	2,505	2,383	2,842	1,664

Expense Example, No Redemption (USD $)	Class C
1 Year	249
3 Years	777
5 Years	1,331
10 Years	2,842

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting mostly of equity securities of companies located outside the U.S., which may include companies in emerging markets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in the equity securities of "small capitalization" companies located outside of the U.S. Equity securities include common stock, depository receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. Typically, a company is considered to be a "small capitalization" company if it has, at the time of purchase by the Fund, a market capitalization that is below $5 billion or in the range of the companies included in the MSCI World Ex U.S. Small Cap Index (which ranged from approximately $47.3 million to $4.9 billion as of December 31, 2012). The Fund will normally invest in companies located in at least three countries outside of the U.S. A company is considered to be located in a particular country if it: (i) is organized under the laws of the country; (ii) has securities which are principally traded on a stock exchange in the country; (iii) derives at least 50% of its revenues from goods produced or sold, investments made, or services performed in the country; or (iv) maintains at least 50% of its assets in the country. Although the Fund is not subject to any additional geographic requirement, the Fund expects that the majority of its investments will be in the developed markets of Canada, Western Europe, Asia and Australasia. The Fund may invest more than 25% of its net assets in securities of companies located in each of the United Kingdom and Japan. In order to gain additional exposure to the international, small capitalization market, the Fund may also invest in exchange traded funds ("ETFs"), whose underlying securities are issued by international small capitalization companies.

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate free cash flow and have managements that use it to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Exchange Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the MSCI World Ex U.S. Small Cap Index as its primary benchmark. The MSCI World Ex U.S. Small Cap Index is composed of small capitalization stocks designed to measure equity performance in global developed markets, excluding the U.S.

Performance figures for Class I and Class A shares reflect the historical performance of the Institutional shares and Class P shares, respectively, of the Epoch International Small Cap Fund (the predecessor to the Fund, which was subject to a different fee structure, and for which Epoch Investment Partners, Inc. served as investment adviser) for periods prior to November 16, 2009. Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on January 25, 2005. Class A shares (formerly Class P shares) were first offered on August 2, 2006. Performance figures for Class C and Investor Class shares, first offered November 16, 2009, reflect the historical performance of Class I shares through November 15, 2009, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart.
Annual Returns, Class I Shares (by calendar year 2006-2012)

Best Quarter
2Q/09	28.06%
Worst Quarter
3Q/08	-26.68%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	12.40%	(3.84%)	5.81%
Class A	Class A Return Before Taxes	12.56%	(3.83%)	1.54%	[1]
Class C	Class C Return Before Taxes	17.05%	(3.31%)	5.91%
Class I	Class I Return Before Taxes	19.35%	(2.33%)	6.98%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	19.20%	(2.87%)	6.02%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	13.40%	(2.19%)	5.76%
MSCI World Ex U.S. Small Cap Index	MSCI World Ex U.S. Small Cap Index (reflects no deductions for fees, expenses, or taxes)	17.48%	(0.70%)	5.17%
[1]	* Reflects performance from August 2, 2006

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Epoch International Small Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting mostly of equity securities of companies located outside the U.S., which may include companies in emerging markets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in the equity securities of "small capitalization" companies located outside of the U.S. Equity securities include common stock, depository receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. Typically, a company is considered to be a "small capitalization" company if it has, at the time of purchase by the Fund, a market capitalization that is below $5 billion or in the range of the companies included in the MSCI World Ex U.S. Small Cap Index (which ranged from approximately $47.3 million to $4.9 billion as of December 31, 2012). The Fund will normally invest in companies located in at least three countries outside of the U.S. A company is considered to be located in a particular country if it: (i) is organized under the laws of the country; (ii) has securities which are principally traded on a stock exchange in the country; (iii) derives at least 50% of its revenues from goods produced or sold, investments made, or services performed in the country; or (iv) maintains at least 50% of its assets in the country. Although the Fund is not subject to any additional geographic requirement, the Fund expects that the majority of its investments will be in the developed markets of Canada, Western Europe, Asia and Australasia. The Fund may invest more than 25% of its net assets in securities of companies located in each of the United Kingdom and Japan. In order to gain additional exposure to the international, small capitalization market, the Fund may also invest in exchange traded funds ("ETFs"), whose underlying securities are issued by international small capitalization companies.

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate free cash flow and have managements that use it to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Exchange Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the MSCI World Ex U.S. Small Cap Index as its primary benchmark. The MSCI World Ex U.S. Small Cap Index is composed of small capitalization stocks designed to measure equity performance in global developed markets, excluding the U.S.

Performance figures for Class I and Class A shares reflect the historical performance of the Institutional shares and Class P shares, respectively, of the Epoch International Small Cap Fund (the predecessor to the Fund, which was subject to a different fee structure, and for which Epoch Investment Partners, Inc. served as investment adviser) for periods prior to November 16, 2009. Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on January 25, 2005. Class A shares (formerly Class P shares) were first offered on August 2, 2006. Performance figures for Class C and Investor Class shares, first offered November 16, 2009, reflect the historical performance of Class I shares through November 15, 2009, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2006-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
2Q/09	28.06%
Worst Quarter
3Q/08	-26.68%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.71%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	714
3 Years	rr_ExpenseExampleYear03	1,069
5 Years	rr_ExpenseExampleYear05	1,447
10 Years	rr_ExpenseExampleYear10	2,505
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.40%
5 Years	rr_AverageAnnualReturnYear05	(3.84%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.81%
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.59%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	703
3 Years	rr_ExpenseExampleYear03	1,034
5 Years	rr_ExpenseExampleYear05	1,388
10 Years	rr_ExpenseExampleYear10	2,383
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	(3.83%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.54%	[4]
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	2.46%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	349
3 Years	rr_ExpenseExampleYear03	777
5 Years	rr_ExpenseExampleYear05	1,331
10 Years	rr_ExpenseExampleYear10	2,842
1 Year	rr_ExpenseExampleNoRedemptionYear01	249
3 Years	rr_ExpenseExampleNoRedemptionYear03	777
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,331
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,842
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.05%
5 Years	rr_AverageAnnualReturnYear05	(3.31%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.34%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	435
5 Years	rr_ExpenseExampleYear05	756
10 Years	rr_ExpenseExampleYear10	1,664
Annual Return 2006	rr_AnnualReturn2006	38.26%
Annual Return 2007	rr_AnnualReturn2007	14.17%
Annual Return 2008	rr_AnnualReturn2008	(48.89%)
Annual Return 2009	rr_AnnualReturn2009	45.52%
Annual Return 2010	rr_AnnualReturn2010	27.92%
Annual Return 2011	rr_AnnualReturn2011	(21.74%)
Annual Return 2012	rr_AnnualReturn2012	19.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.68%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.35%
5 Years	rr_AverageAnnualReturnYear05	(2.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.20%
5 Years	rr_AverageAnnualReturnYear05	(2.87%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.40%
5 Years	rr_AverageAnnualReturnYear05	(2.19%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | MSCI World Ex U.S. Small Cap Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Ex U.S. Small Cap Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.48%
5 Years	rr_AverageAnnualReturnYear05	(0.70%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.17%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is 1.10% on all assets. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 1.05%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.65% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
[4]	* Reflects performance from August 2, 2006

MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund
MainStay High Yield Municipal Bond Fund
Investment Objective
The Fund seeks a high level of current income exempt from federal income taxes.
The Fund's secondary investment objective is total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		4.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay High Yield Municipal Bond Fund		Investor Class	Class A	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none
Other Expenses		0.13%	0.11%	0.12%	0.11%
Acquired (Underlying) Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	0.95%	0.93%	1.69%	0.68%
Waivers / Reimbursements	[2]	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	0.92%	0.90%	1.66%	0.65%
[1]	The management fee is as follows: 0.55% on assets up to $1 billion; and 0.54% on assets in excess of $1 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.875% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class C	Class I
1 Year	540	538	269	66
3 Years	736	730	530	215
5 Years	949	939	915	376
10 Years	1,561	1,539	1,995	844

Expense Example, No Redemption (USD $)	Class C
1 Year	169
3 Years	530
5 Years	915
10 Years	1,995

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds. The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds.

Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying entity/issuer that pays interest that is, in the opinion of bond counsel to the issuers, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations.

Although the Fund may invest in municipal bonds in any rating category, MacKay Shields LLC, the Fund's Subadvisor, intends to invest at least 65% of the Fund's net assets in medium- to low-quality bonds as rated by at least one independent rating agency (such as bonds rated BBB+ or lower by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch"), or Baa1 or lower by Moody's Investor Service, Inc. ("Moody's")), including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by an independent rating agency (such as bonds rated D by S&P, Fitch or Moody's), or if unrated, judged to be of comparable quality by the Subadvisor ("distressed securities"). Some obligations rated below investment grade are commonly referred to as "junk bonds." It is possible that the Fund could invest up to 100% of its net assets in these securities. However, the Fund reserves the right to invest less than 65% of its net assets in medium- to low-quality bonds if the Subadvisor determines that there is insufficient supply of such obligations available for investment. The Fund will generally invest in municipal bonds that have a maturity of five years or longer at the time of purchase. If independent rating agencies assign different ratings to the same security, the Fund will use the lower rating for purposes of determining the security's credit quality.

The Fund may also invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. Some of the Fund's earnings may be subject to federal income tax and most may be subject to state and local taxes.

The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. Industrial development bonds issued after the effective date of the Tax Reform Act of 1986, as well as certain other bonds, are now classified as "private activity bonds." Some, but not all, private activity bonds issued after that date qualify to pay tax-exempt interest.

The Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

Investment Process: In choosing investments, the Subadvisor analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities.

The Subadvisor uses active management in an effort to identify tax-exempt securities it believes to be mispriced and to build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process which includes fundamental, "bottom-up" credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technical characteristics in the municipal bond market, tax policies, as well as analyzes individual municipal securities and sectors.

Generally, the Fund will invest in distressed securities when the Subadvisor believes that such an investment offers significant potential for higher returns or can be exchanged for other securities that offer this potential. However, the Fund cannot guarantee that it will achieve these returns or that an issuer will make an exchange offer or emerge from bankruptcy.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objectives of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Municipal Bond Risk: Municipal bond risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. These risks include:

· General Obligation Bonds Risk—timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

· Revenue Bonds (including Industrial Development Bonds) Risk—depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

· Private Activity Bonds Risk—municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so;

· Moral Obligation Bonds Risk—moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

· Municipal Notes Risk—municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and

· Municipal Lease Obligations Risk—in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Municipalities continue to experience economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund's net asset value and/or the distributions paid by the Fund.

High-Yield Municipal Bond Risk: High-yield or non-investment grade municipal bonds may be subject to increased liquidity risk as compared to other high-yield debt securities. There may be little or no active trading market for certain high-yield municipal bonds, which may make it difficult for the Fund to sell such securities at or near their perceived value. In such cases, the value of a high-yield municipal bond may decline dramatically, even during periods of declining interest rates. The high-yield municipal bonds in which the Fund intends to invest may be more likely to pay interest that is includable in taxable income for purposes of the federal alternative minimum tax than other municipal bonds.

To be tax exempt, municipal bonds must meet certain regulatory requirements. If a municipal bond fails to meet such requirements, the interest received by the Fund from its investment in such bonds and distributed to shareholders may be taxable. It is possible that interest on a municipal bond may be declared taxable after the issuance of the bond, and this determination may apply retroactively to the date of the issuance of the bond, which could cause a portion of prior distributions made by the Fund to be taxable to shareholders in the year of receipt.

Municipal Bond Concentration Risk: From time to time the Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance. In addition, the Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, the Fund will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Fund's ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period and for the life of the Fund compare to those of a broad-based securities market index, as well as a composite index. The Fund has selected the Barclays Municipal Bond Index as its primary benchmark. The Barclays Municipal Bond Index includes approximately 46,000 municipal bonds, rated Baa or better by Moody's, with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded. The Fund has selected the High Yield Municipal Bond Composite Index as a secondary benchmark. The High Yield Municipal Bond Composite Index consists of the Barclays High Yield Municipal Bond Index and the Barclays Municipal Bond Index weighted 60%/40% respectively.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on March 31, 2010. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart.
Annual Returns, Class I Shares (by calendar year 2011-2012)

Best Quarter
1Q/12	6.10%
Worst Quarter
1Q/11	-0.31%

Average Annual Total Returns (for the periods ended December 31, 2012)
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Total Returns	Average Annual Returns, Label	1 Year	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	11.70%	10.22%
Class A	Class A Return Before Taxes	11.59%	10.30%
Class C	Class C Return Before Taxes	14.96%	11.23%
Class I	Class I Return Before Taxes	17.14%	12.38%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	17.00%	12.25%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	12.93%	11.29%
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	6.78%	6.70%
High Yield Municipal Bond Composite Index	High Yield Municipal Bond Composite Index (reflects no deductions for fees, expenses, or taxes)	13.47%	9.33%

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay High Yield Municipal Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income exempt from federal income taxes.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	The Fund's secondary investment objective is total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds. The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds.

Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying entity/issuer that pays interest that is, in the opinion of bond counsel to the issuers, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations.

Although the Fund may invest in municipal bonds in any rating category, MacKay Shields LLC, the Fund's Subadvisor, intends to invest at least 65% of the Fund's net assets in medium- to low-quality bonds as rated by at least one independent rating agency (such as bonds rated BBB+ or lower by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch"), or Baa1 or lower by Moody's Investor Service, Inc. ("Moody's")), including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by an independent rating agency (such as bonds rated D by S&P, Fitch or Moody's), or if unrated, judged to be of comparable quality by the Subadvisor ("distressed securities"). Some obligations rated below investment grade are commonly referred to as "junk bonds." It is possible that the Fund could invest up to 100% of its net assets in these securities. However, the Fund reserves the right to invest less than 65% of its net assets in medium- to low-quality bonds if the Subadvisor determines that there is insufficient supply of such obligations available for investment. The Fund will generally invest in municipal bonds that have a maturity of five years or longer at the time of purchase. If independent rating agencies assign different ratings to the same security, the Fund will use the lower rating for purposes of determining the security's credit quality.

The Fund may also invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. Some of the Fund's earnings may be subject to federal income tax and most may be subject to state and local taxes.

The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. Industrial development bonds issued after the effective date of the Tax Reform Act of 1986, as well as certain other bonds, are now classified as "private activity bonds." Some, but not all, private activity bonds issued after that date qualify to pay tax-exempt interest.

The Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

Investment Process: In choosing investments, the Subadvisor analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities.

The Subadvisor uses active management in an effort to identify tax-exempt securities it believes to be mispriced and to build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process which includes fundamental, "bottom-up" credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technical characteristics in the municipal bond market, tax policies, as well as analyzes individual municipal securities and sectors.

Generally, the Fund will invest in distressed securities when the Subadvisor believes that such an investment offers significant potential for higher returns or can be exchanged for other securities that offer this potential. However, the Fund cannot guarantee that it will achieve these returns or that an issuer will make an exchange offer or emerge from bankruptcy.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objectives of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Municipal Bond Risk: Municipal bond risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. These risks include:

· General Obligation Bonds Risk—timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

· Revenue Bonds (including Industrial Development Bonds) Risk—depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

· Private Activity Bonds Risk—municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so;

· Moral Obligation Bonds Risk—moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

· Municipal Notes Risk—municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and

· Municipal Lease Obligations Risk—in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Municipalities continue to experience economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund's net asset value and/or the distributions paid by the Fund.

High-Yield Municipal Bond Risk: High-yield or non-investment grade municipal bonds may be subject to increased liquidity risk as compared to other high-yield debt securities. There may be little or no active trading market for certain high-yield municipal bonds, which may make it difficult for the Fund to sell such securities at or near their perceived value. In such cases, the value of a high-yield municipal bond may decline dramatically, even during periods of declining interest rates. The high-yield municipal bonds in which the Fund intends to invest may be more likely to pay interest that is includable in taxable income for purposes of the federal alternative minimum tax than other municipal bonds.

To be tax exempt, municipal bonds must meet certain regulatory requirements. If a municipal bond fails to meet such requirements, the interest received by the Fund from its investment in such bonds and distributed to shareholders may be taxable. It is possible that interest on a municipal bond may be declared taxable after the issuance of the bond, and this determination may apply retroactively to the date of the issuance of the bond, which could cause a portion of prior distributions made by the Fund to be taxable to shareholders in the year of receipt.

Municipal Bond Concentration Risk: From time to time the Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance. In addition, the Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states or regions.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, the Fund will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Fund's ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period and for the life of the Fund compare to those of a broad-based securities market index, as well as a composite index. The Fund has selected the Barclays Municipal Bond Index as its primary benchmark. The Barclays Municipal Bond Index includes approximately 46,000 municipal bonds, rated Baa or better by Moody's, with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded. The Fund has selected the High Yield Municipal Bond Composite Index as a secondary benchmark. The High Yield Municipal Bond Composite Index consists of the Barclays High Yield Municipal Bond Index and the Barclays Municipal Bond Index weighted 60%/40% respectively.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on March 31, 2010. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2011-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
1Q/12	6.10%
Worst Quarter
1Q/11	-0.31%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.92%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	540
3 Years	rr_ExpenseExampleYear03	736
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	1,561
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.22%
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.90%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	538
3 Years	rr_ExpenseExampleYear03	730
5 Years	rr_ExpenseExampleYear05	939
10 Years	rr_ExpenseExampleYear10	1,539
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.30%
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.66%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	269
3 Years	rr_ExpenseExampleYear03	530
5 Years	rr_ExpenseExampleYear05	915
10 Years	rr_ExpenseExampleYear10	1,995
1 Year	rr_ExpenseExampleNoRedemptionYear01	169
3 Years	rr_ExpenseExampleNoRedemptionYear03	530
5 Years	rr_ExpenseExampleNoRedemptionYear05	915
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,995
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.23%
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.65%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	215
5 Years	rr_ExpenseExampleYear05	376
10 Years	rr_ExpenseExampleYear10	844
Annual Return 2011	rr_AnnualReturn2011	12.18%
Annual Return 2012	rr_AnnualReturn2012	17.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.31%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.38%
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.25%
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.29%
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | Barclays Capital Municipal Bond Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
MainStay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay High Yield Municipal Bond Fund | High Yield Municipal Bond Composite Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	High Yield Municipal Bond Composite Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.33%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.55% on assets up to $1 billion; and 0.54% on assets in excess of $1 billion.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.875% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund
MainStay ICAP Equity Fund
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class C	Class I	Class R1	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class C	Class I	Class R1	Class R2	Class R3
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none	none	0.25%	0.50%
Other Expenses		0.38%	0.12%	0.38%	0.12%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	[2]	1.43%	1.17%	2.18%	0.92%	1.02%	1.27%	1.52%
Waivers / Reimbursements	[2]	none	none	none	(0.02%)	none	none	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	1.43%	1.17%	2.18%	0.90%	1.02%	1.27%	1.52%
[1]	The management fee is as follows: 0.80% on assets up to $5 billion; and 0.775% on assets in excess of $5 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.90% of its average daily net assets. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class C	Class I	Class R1	Class R2	Class R3
1 Year	688	663	321	92	104	129	155
3 Years	978	901	682	291	325	403	480
5 Years	1,289	1,158	1,169	507	563	697	829
10 Years	2,169	1,892	2,513	1,129	1,248	1,534	1,813

Expense Example, No Redemption (USD $)	Class C
1 Year	221
3 Years	682
5 Years	1,169
10 Years	2,513

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in U.S. dollar-denominated equity securities of U.S. and foreign companies with market capitalizations (at the time of investment) of at least $3 billion. The Fund seeks to achieve a total return greater than the Russell 1000® Value Index over longer periods of time and indices comprised of value-oriented stocks over shorter periods of time.

The Fund typically holds between 40 and 50 securities. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks and other equity securities. Other equity securities may include American Depositary Receipts, warrants, real estate investment trusts ("REITs"), preferred stocks and other securities convertible or exchangeable into common stock. The Fund intends to be virtually fully invested in equity securities at all times.

Investment Process: Institutional Capital LLC’s (“ICAP” or “Subadvisor”) investment process involves the following key components: Identify Best Values – ICAP identifies stocks that it believes offer the best values and seeks to avoid companies that are exhibiting excessive deterioration in earnings trends. ICAP also considers the dividend yield as a component of total returns when evaluating the attractiveness of a security; Identify Catalysts – ICAP focuses on what it believes the key investment variables (catalysts) are that could potentially impact the security's market value. These catalysts are primarily company-specific, such as a new product, restructuring or a change in management, but occasionally the catalyst can be thematic - dependent on macroeconomic or industry trends; Portfolio Construction – After a review of stock recommendations, ICAP's portfolio management team determines whether or not to add the stock to the portfolio or to monitor it for future purchase.

ICAP continuously monitors each security and evaluates whether to eliminate it when its price target is achieved, the catalyst becomes inoperative or another stock offers a greater opportunity.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Concentrated Portfolio Risk: Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000® Value Index as its primary benchmark. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Fund has selected the S&P 500® Index as a secondary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A, C, R1, R2 and R3 shares, first offered September 1, 2006, include the historical performance of Class I shares through August 31, 2006. Performance figures for Investor Class shares, first offered on April 29, 2008, include the historical performance of Class A shares through April 28, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
Annual Returns, Class I Shares (by calendar year 2003-2012)

Best Quarter
3Q/09	16.29%
Worst Quarter
4Q/08	-22.43%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	10 Years
Investor Class	Investor Class Return Before Taxes	8.17%	(0.39%)	6.97%
Class A	Class A Return Before Taxes	8.46%	(0.18%)	7.09%
Class C	Class C Return Before Taxes	12.64%	(0.02%)	6.77%
Class I	Class I Return Before Taxes	15.09%	1.26%	8.01%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	14.74%	0.99%	7.01%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	10.25%	1.03%	6.80%
Class R1	Class R1 Return Before Taxes	14.99%	1.16%	7.91%
Class R2	Class R2 Return Before Taxes	14.66%	0.89%	7.63%
Class R3	Class R3 Return Before Taxes	14.39%	0.65%	7.37%
Russell 1000�� Value Index	Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)	17.51%	0.59%	7.38%
S&P 500�� Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay ICAP Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in U.S. dollar-denominated equity securities of U.S. and foreign companies with market capitalizations (at the time of investment) of at least $3 billion. The Fund seeks to achieve a total return greater than the Russell 1000® Value Index over longer periods of time and indices comprised of value-oriented stocks over shorter periods of time.

The Fund typically holds between 40 and 50 securities. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks and other equity securities. Other equity securities may include American Depositary Receipts, warrants, real estate investment trusts ("REITs"), preferred stocks and other securities convertible or exchangeable into common stock. The Fund intends to be virtually fully invested in equity securities at all times.

Investment Process: Institutional Capital LLC’s (“ICAP” or “Subadvisor”) investment process involves the following key components: Identify Best Values – ICAP identifies stocks that it believes offer the best values and seeks to avoid companies that are exhibiting excessive deterioration in earnings trends. ICAP also considers the dividend yield as a component of total returns when evaluating the attractiveness of a security; Identify Catalysts – ICAP focuses on what it believes the key investment variables (catalysts) are that could potentially impact the security's market value. These catalysts are primarily company-specific, such as a new product, restructuring or a change in management, but occasionally the catalyst can be thematic - dependent on macroeconomic or industry trends; Portfolio Construction – After a review of stock recommendations, ICAP's portfolio management team determines whether or not to add the stock to the portfolio or to monitor it for future purchase.

ICAP continuously monitors each security and evaluates whether to eliminate it when its price target is achieved, the catalyst becomes inoperative or another stock offers a greater opportunity.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Concentrated Portfolio Risk: Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000® Value Index as its primary benchmark. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Fund has selected the S&P 500® Index as a secondary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A, C, R1, R2 and R3 shares, first offered September 1, 2006, include the historical performance of Class I shares through August 31, 2006. Performance figures for Investor Class shares, first offered on April 29, 2008, include the historical performance of Class A shares through April 28, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2003-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
3Q/09	16.29%
Worst Quarter
4Q/08	-22.43%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.43%	[3]
1 Year	rr_ExpenseExampleYear01	688
3 Years	rr_ExpenseExampleYear03	978
5 Years	rr_ExpenseExampleYear05	1,289
10 Years	rr_ExpenseExampleYear10	2,169
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.17%
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
10 Years	rr_AverageAnnualReturnYear10	6.97%
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.17%	[3]
1 Year	rr_ExpenseExampleYear01	663
3 Years	rr_ExpenseExampleYear03	901
5 Years	rr_ExpenseExampleYear05	1,158
10 Years	rr_ExpenseExampleYear10	1,892
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.46%
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
10 Years	rr_AverageAnnualReturnYear10	7.09%
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	2.18%	[3]
1 Year	rr_ExpenseExampleYear01	321
3 Years	rr_ExpenseExampleYear03	682
5 Years	rr_ExpenseExampleYear05	1,169
10 Years	rr_ExpenseExampleYear10	2,513
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,513
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.64%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	6.77%
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.90%	[3]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	291
5 Years	rr_ExpenseExampleYear05	507
10 Years	rr_ExpenseExampleYear10	1,129
Annual Return 2003	rr_AnnualReturn2003	28.83%
Annual Return 2004	rr_AnnualReturn2004	11.33%
Annual Return 2005	rr_AnnualReturn2005	10.91%
Annual Return 2006	rr_AnnualReturn2006	20.17%
Annual Return 2007	rr_AnnualReturn2007	6.20%
Annual Return 2008	rr_AnnualReturn2008	(38.12%)
Annual Return 2009	rr_AnnualReturn2009	28.13%
Annual Return 2010	rr_AnnualReturn2010	16.34%
Annual Return 2011	rr_AnnualReturn2011	0.29%
Annual Return 2012	rr_AnnualReturn2012	15.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.43%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.09%
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	8.01%
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class R1
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.02%	[3]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.99%
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	7.91%
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class R2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.27%	[3]
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.66%
5 Years	rr_AverageAnnualReturnYear05	0.89%
10 Years	rr_AverageAnnualReturnYear10	7.63%
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class R3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.52%	[3]
1 Year	rr_ExpenseExampleYear01	155
3 Years	rr_ExpenseExampleYear03	480
5 Years	rr_ExpenseExampleYear05	829
10 Years	rr_ExpenseExampleYear10	1,813
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.39%
5 Years	rr_AverageAnnualReturnYear05	0.65%
10 Years	rr_AverageAnnualReturnYear10	7.37%
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.74%
5 Years	rr_AverageAnnualReturnYear05	0.99%
10 Years	rr_AverageAnnualReturnYear10	7.01%
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.25%
5 Years	rr_AverageAnnualReturnYear05	1.03%
10 Years	rr_AverageAnnualReturnYear10	6.80%
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Russell 1000�� Value Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.38%
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | S&P 500�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.80% on assets up to $5 billion; and 0.775% on assets in excess of $5 billion.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.90% of its average daily net assets. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund
MainStay ICAP Select Equity Fund
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none	0.25%	0.50%
Other Expenses		0.38%	0.20%	0.38%	0.38%	0.20%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	[2]	1.43%	1.25%	2.18%	2.18%	1.00%	1.10%	1.35%	1.60%
Waivers / Reimbursements	[2]	none	(0.07%)	none	none	(0.10%)	none	none	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	1.43%	1.18%	2.18%	2.18%	0.90%	1.10%	1.35%	1.60%
[1]	The management fee is as follows: 0.80% on assets up to $5 billion; and 0.775% on assets in excess of $5 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Class A, 1.18%; and Class I, 0.90%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
1 Year	688	664	721	321	92	112	137	163
3 Years	978	918	982	682	308	350	428	505
5 Years	1,289	1,192	1,369	1,169	543	606	739	871
10 Years	2,169	1,972	2,323	2,513	1,216	1,340	1,624	1,900

Expense Example, No Redemption (USD $)	Class B	Class C
1 Year	221	221
3 Years	682	682
5 Years	1,169	1,169
10 Years	2,323	2,513

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in U.S. dollar-denominated equity securities of U.S. and foreign companies with market capitalizations (at the time of investment) of at least $3 billion. The Fund seeks to achieve a total return greater than the Russell 1000® Value Index over longer periods of time and indices comprised of value-oriented stocks over shorter periods of time.

The Fund will typically hold between 25 and 30 securities. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in common stocks and other equity securities. Other equity securities may include American Depositary Receipts, warrants, real estate investment trusts ("REITs"), preferred stocks and other securities convertible or exchangeable into common stock.

Investment Process: Institutional Capital LLC's ("ICAP" or "Subadvisor") investment process involves the following key components: Identify Best Values – ICAP identifies stocks that it believes offer the best values and seeks to avoid companies that are exhibiting excessive deterioration in earnings trends. ICAP also considers the dividend yield as a component of total returns when evaluating the attractiveness of a security; Identify Catalysts – ICAP focuses on what it believes the key investment variables (catalysts) are that could potentially impact the security's market value. These catalysts are primarily company-specific, such as a new product, restructuring or a change in management, but occasionally the catalyst can be thematic - dependent on macroeconomic or industry trends; Portfolio Construction – After a review of stock recommendations, ICAP's portfolio management team determines whether or not to add the stock to the portfolio or to monitor it for future purchase.

ICAP continuously monitors each security and evaluates whether to eliminate it when its price target is achieved, the catalyst becomes inoperative or another stock offers a greater opportunity.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Concentrated Portfolio Risk: Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000® Value Index as its primary benchmark. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Fund has selected the S&P 500® Index as a secondary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A, C, R1, R2 and R3 shares, first offered September 1, 2006, include the historical performance of Class I shares through August 31, 2006. Performance figures for Investor Class shares, first offered on April 29, 2008, include the historical performance of Class A shares through April 28, 2008. Performance figures for Class B shares, first offered on November 13, 2009, include the historical performance of Class I shares through November 12, 2009.Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
Annual Returns, Class I Shares (by calendar year 2003-2012)

Best Quarter
4Q/03	16.27%
Worst Quarter
4Q/08	-22.00%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	10 Years
Investor Class	Investor Class Return Before Taxes	8.43%	(0.14%)	8.64%
Class A	Class A Return Before Taxes	8.70%	0.08%	8.77%
Class B	Class B Return Before Taxes	8.90%	(0.15%)	8.45%
Class C	Class C Return Before Taxes	12.87%	0.24%	8.45%
Class I	Class I Return Before Taxes	15.35%	1.50%	9.68%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	15.07%	1.25%	9.02%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	10.33%	1.24%	8.42%
Class R1	Class R1 Return Before Taxes	15.22%	1.36%	9.55%
Class R2	Class R2 Return Before Taxes	14.94%	1.11%	9.28%
Class R3	Class R3 Return Before Taxes	14.54%	0.85%	9.00%
Russell 1000�� Value Index	Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)	17.51%	0.59%	7.38%
S&P 500�� Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay ICAP Select Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in U.S. dollar-denominated equity securities of U.S. and foreign companies with market capitalizations (at the time of investment) of at least $3 billion. The Fund seeks to achieve a total return greater than the Russell 1000® Value Index over longer periods of time and indices comprised of value-oriented stocks over shorter periods of time.

The Fund will typically hold between 25 and 30 securities. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in common stocks and other equity securities. Other equity securities may include American Depositary Receipts, warrants, real estate investment trusts ("REITs"), preferred stocks and other securities convertible or exchangeable into common stock.

Investment Process: Institutional Capital LLC's ("ICAP" or "Subadvisor") investment process involves the following key components: Identify Best Values – ICAP identifies stocks that it believes offer the best values and seeks to avoid companies that are exhibiting excessive deterioration in earnings trends. ICAP also considers the dividend yield as a component of total returns when evaluating the attractiveness of a security; Identify Catalysts – ICAP focuses on what it believes the key investment variables (catalysts) are that could potentially impact the security's market value. These catalysts are primarily company-specific, such as a new product, restructuring or a change in management, but occasionally the catalyst can be thematic - dependent on macroeconomic or industry trends; Portfolio Construction – After a review of stock recommendations, ICAP's portfolio management team determines whether or not to add the stock to the portfolio or to monitor it for future purchase.

ICAP continuously monitors each security and evaluates whether to eliminate it when its price target is achieved, the catalyst becomes inoperative or another stock offers a greater opportunity.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Concentrated Portfolio Risk: Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000® Value Index as its primary benchmark. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Fund has selected the S&P 500® Index as a secondary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A, C, R1, R2 and R3 shares, first offered September 1, 2006, include the historical performance of Class I shares through August 31, 2006. Performance figures for Investor Class shares, first offered on April 29, 2008, include the historical performance of Class A shares through April 28, 2008. Performance figures for Class B shares, first offered on November 13, 2009, include the historical performance of Class I shares through November 12, 2009.Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2003-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
4Q/03	16.27%
Worst Quarter
4Q/08	-22.00%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.43%	[3]
1 Year	rr_ExpenseExampleYear01	688
3 Years	rr_ExpenseExampleYear03	978
5 Years	rr_ExpenseExampleYear05	1,289
10 Years	rr_ExpenseExampleYear10	2,169
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.43%
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
10 Years	rr_AverageAnnualReturnYear10	8.64%
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.18%	[3]
1 Year	rr_ExpenseExampleYear01	664
3 Years	rr_ExpenseExampleYear03	918
5 Years	rr_ExpenseExampleYear05	1,192
10 Years	rr_ExpenseExampleYear10	1,972
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.70%
5 Years	rr_AverageAnnualReturnYear05	0.08%
10 Years	rr_AverageAnnualReturnYear10	8.77%
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class B
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	2.18%	[3]
1 Year	rr_ExpenseExampleYear01	721
3 Years	rr_ExpenseExampleYear03	982
5 Years	rr_ExpenseExampleYear05	1,369
10 Years	rr_ExpenseExampleYear10	2,323
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,323
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.90%
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
10 Years	rr_AverageAnnualReturnYear10	8.45%
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	2.18%	[3]
1 Year	rr_ExpenseExampleYear01	321
3 Years	rr_ExpenseExampleYear03	682
5 Years	rr_ExpenseExampleYear05	1,169
10 Years	rr_ExpenseExampleYear10	2,513
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,513
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.87%
5 Years	rr_AverageAnnualReturnYear05	0.24%
10 Years	rr_AverageAnnualReturnYear10	8.45%
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.90%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	308
5 Years	rr_ExpenseExampleYear05	543
10 Years	rr_ExpenseExampleYear10	1,216
Annual Return 2003	rr_AnnualReturn2003	40.68%
Annual Return 2004	rr_AnnualReturn2004	17.98%
Annual Return 2005	rr_AnnualReturn2005	9.22%
Annual Return 2006	rr_AnnualReturn2006	20.60%
Annual Return 2007	rr_AnnualReturn2007	6.95%
Annual Return 2008	rr_AnnualReturn2008	(37.42%)
Annual Return 2009	rr_AnnualReturn2009	29.07%
Annual Return 2010	rr_AnnualReturn2010	17.71%
Annual Return 2011	rr_AnnualReturn2011	(1.76%)
Annual Return 2012	rr_AnnualReturn2012	15.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	9.68%
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class R1
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.10%	[3]
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.22%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	9.55%
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class R2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.35%	[3]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,624
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.94%
5 Years	rr_AverageAnnualReturnYear05	1.11%
10 Years	rr_AverageAnnualReturnYear10	9.28%
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class R3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.60%	[3]
1 Year	rr_ExpenseExampleYear01	163
3 Years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	871
10 Years	rr_ExpenseExampleYear10	1,900
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.54%
5 Years	rr_AverageAnnualReturnYear05	0.85%
10 Years	rr_AverageAnnualReturnYear10	9.00%
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.07%
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	9.02%
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.33%
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	8.42%
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Russell 1000�� Value Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.38%
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | S&P 500�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.80% on assets up to $5 billion; and 0.775% on assets in excess of $5 billion.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Class A, 1.18%; and Class I, 0.90%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay ICAP Global Fund (Prospectus Summary) | MainStay ICAP Global Fund
MainStay ICAP Global Fund
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none
Other Expenses		0.54%	0.33%	0.54%	0.33%
Total Annual Fund Operating Expenses	[1]	1.59%	1.38%	2.34%	1.13%
Waivers / Reimbursements	[1]	(0.39%)	(0.23%)	(0.39%)	(0.23%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1]	1.20%	1.15%	1.95%	0.90%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following amounts of average daily net assets: Investor Class, 1.20%; Class A, 1.15%; Class C, 1.95%; and Class I, 0.90%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class C	Class I
1 Year	666	661	298	92
3 Years	988	942	693	336
5 Years	1,333	1,243	1,215	600
10 Years	2,304	2,097	2,646	1,354

Expense Example, No Redemption (USD $)	Class C
1 Year	198
3 Years	693
5 Years	1,215
10 Years	2,646

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of U.S. and foreign companies with market capitalizations (at the time of investment) of at least $3 billion. The Fund invests in equity securities of companies that trade in developed, emerging or developing markets. The Fund's investments may be publicly traded in the U.S. or on a foreign exchange, and may be bought or sold in a foreign currency. The Fund seeks to achieve a total return greater than the MSCI World Index. Under normal market conditions, the Fund will invest a significant amount of its total assets (at least 40%, unless the Subadvisor deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among companies of various countries (at least three different countries), including the U.S.

The Fund will typically hold between 40 and 60 securities. The Fund invests in common stocks and other equity securities and currencies. Other equity securities may include American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, real estate investment trusts ("REITs"), warrants, preferred stocks and other securities convertible or exchangeable into common stock. Common stocks of foreign companies are generally equity securities issued by a company organized outside of the U.S. and are traded primarily in markets outside the U.S. The Fund may invest in foreign currency transactions (forwards) and futures transactions, which are types of derivative transactions, to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: Institutional Capital LLC's ("ICAP" or "Subadvisor") investment process involves the following key components: Identify Best Values – ICAP identifies stocks that it believes offer the best values and seeks to avoid companies that are exhibiting excessive deterioration in earnings trends. ICAP also considers the dividend yield as a component of total returns when evaluating the attractiveness of a security; Identify Catalysts – ICAP focuses on what it believes the key investment variables (catalysts) are that could potentially impact the security's market value. These catalysts are primarily company-specific, such as a new product, restructuring or a change in management, but occasionally the catalyst can be thematic - dependent on macroeconomic or industry trends; Portfolio Construction – After a review of stock recommendations, ICAP's portfolio management team determines whether or not to add the stock to the portfolio or to monitor it for future purchase.

ICAP continuously monitors each security and evaluates whether to eliminate it when its price target is achieved, the catalyst becomes inoperative or another stock offers a greater opportunity.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Concentrated Portfolio Risk: Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period and for the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the MSCI World Index as its primary benchmark. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on April 30, 2008. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Annual Returns, Class I Shares (by calendar year 2009-2012)
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Best Quarter
2Q/09	20.36%
Worst Quarter
3Q/11	-18.51%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	10.49%	(1.23%)
Class A	Class A Return Before Taxes	10.65%	(1.14%)
Class C	Class C Return Before Taxes	15.05%	(0.74%)
Class I	Class I Return Before Taxes	17.23%	0.30%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	17.09%	0.03%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	11.75%	0.22%
MSCI World Index	MSCI World Index (reflects no deductions for fees, expenses, or taxes)	15.83%	(0.33%)

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay ICAP Global Fund (Prospectus Summary) | MainStay ICAP Global Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay ICAP Global Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of U.S. and foreign companies with market capitalizations (at the time of investment) of at least $3 billion. The Fund invests in equity securities of companies that trade in developed, emerging or developing markets. The Fund's investments may be publicly traded in the U.S. or on a foreign exchange, and may be bought or sold in a foreign currency. The Fund seeks to achieve a total return greater than the MSCI World Index. Under normal market conditions, the Fund will invest a significant amount of its total assets (at least 40%, unless the Subadvisor deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among companies of various countries (at least three different countries), including the U.S.

The Fund will typically hold between 40 and 60 securities. The Fund invests in common stocks and other equity securities and currencies. Other equity securities may include American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, real estate investment trusts ("REITs"), warrants, preferred stocks and other securities convertible or exchangeable into common stock. Common stocks of foreign companies are generally equity securities issued by a company organized outside of the U.S. and are traded primarily in markets outside the U.S. The Fund may invest in foreign currency transactions (forwards) and futures transactions, which are types of derivative transactions, to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: Institutional Capital LLC's ("ICAP" or "Subadvisor") investment process involves the following key components: Identify Best Values – ICAP identifies stocks that it believes offer the best values and seeks to avoid companies that are exhibiting excessive deterioration in earnings trends. ICAP also considers the dividend yield as a component of total returns when evaluating the attractiveness of a security; Identify Catalysts – ICAP focuses on what it believes the key investment variables (catalysts) are that could potentially impact the security's market value. These catalysts are primarily company-specific, such as a new product, restructuring or a change in management, but occasionally the catalyst can be thematic - dependent on macroeconomic or industry trends; Portfolio Construction – After a review of stock recommendations, ICAP's portfolio management team determines whether or not to add the stock to the portfolio or to monitor it for future purchase.

ICAP continuously monitors each security and evaluates whether to eliminate it when its price target is achieved, the catalyst becomes inoperative or another stock offers a greater opportunity.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Concentrated Portfolio Risk: Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period and for the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the MSCI World Index as its primary benchmark. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on April 30, 2008. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2009-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
2Q/09	20.36%
Worst Quarter
3Q/11	-18.51%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay ICAP Global Fund (Prospectus Summary) | MainStay ICAP Global Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.20%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	666
3 Years	rr_ExpenseExampleYear03	988
5 Years	rr_ExpenseExampleYear05	1,333
10 Years	rr_ExpenseExampleYear10	2,304
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.23%)
MainStay ICAP Global Fund (Prospectus Summary) | MainStay ICAP Global Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.15%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	661
3 Years	rr_ExpenseExampleYear03	942
5 Years	rr_ExpenseExampleYear05	1,243
10 Years	rr_ExpenseExampleYear10	2,097
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.14%)
MainStay ICAP Global Fund (Prospectus Summary) | MainStay ICAP Global Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.95%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	298
3 Years	rr_ExpenseExampleYear03	693
5 Years	rr_ExpenseExampleYear05	1,215
10 Years	rr_ExpenseExampleYear10	2,646
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	693
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,646
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.74%)
MainStay ICAP Global Fund (Prospectus Summary) | MainStay ICAP Global Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.90%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	600
10 Years	rr_ExpenseExampleYear10	1,354
Annual Return 2009	rr_AnnualReturn2009	31.26%
Annual Return 2010	rr_AnnualReturn2010	11.05%
Annual Return 2011	rr_AnnualReturn2011	(6.83%)
Annual Return 2012	rr_AnnualReturn2012	17.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.51%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
MainStay ICAP Global Fund (Prospectus Summary) | MainStay ICAP Global Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.03%
MainStay ICAP Global Fund (Prospectus Summary) | MainStay ICAP Global Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.22%
MainStay ICAP Global Fund (Prospectus Summary) | MainStay ICAP Global Fund | MSCI World Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.33%)

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following amounts of average daily net assets: Investor Class, 1.20%; Class A, 1.15%; Class C, 1.95%; and Class I, 0.90%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund
MainStay ICAP International Fund
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class C	Class I	Class R1	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class		Class A	Class C		Class I		Class R1		Class R2		Class R3
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.80%		0.80%	0.80%		0.80%		0.80%		0.80%		0.80%
Distribution and/or Service (12b-1) Fees		0.25%		0.25%	1.00%		none		none		0.25%		0.50%
Other Expenses		0.40%		0.26%	0.40%		0.26%		0.36%		0.36%		0.36%
Total Annual Fund Operating Expenses	[2]	1.45%		1.31%	2.20%		1.06%		1.16%		1.41%		1.66%
Waivers / Reimbursements		none	[2]	none	none	[2]	(0.11%)	[2]	none	[2]	none	[2]	none	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	1.45%		1.31%	2.20%		0.95%		1.16%		1.41%		1.66%
[1]	The management fee is as follows: 0.80% on assets up to $5 billion; and 0.775% on assets in excess of $5 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.95% of its average daily net assets. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class C	Class I	Class R1	Class R2	Class R3
1 Year	689	676	323	97	118	144	169
3 Years	983	942	688	326	368	446	523
5 Years	1,299	1,229	1,180	574	638	771	902
10 Years	2,190	2,042	2,534	1,284	1,409	1,691	1,965

Expense Example, No Redemption (USD $)	Class C
1 Year	223
3 Years	688
5 Years	1,180
10 Years	2,534

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of foreign companies with market capitalizations (at the time of investment) of at least $3 billion. The Fund invests in equity securities of companies that trade in developed, emerging or developing markets. The Fund's investments may be publicly traded in the U.S. or on a foreign exchange, and may be bought or sold in a foreign currency. The Fund seeks to achieve a total return greater than the MSCI EAFE® Index.

Under normal circumstances, the Fund will typically hold between 30 and 50 securities. The Fund intends to have at all times a majority of assets invested in foreign companies, with significant investments in at least three countries outside the United States. The Fund invests in foreign common stocks and other equity securities and currencies. Other equity securities may include American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, real estate investment trusts ("REITs"), warrants, preferred stocks and other securities convertible or exchangeable into common stock. Common stocks of foreign companies are generally equity securities issued by a company organized outside of the U.S. and are traded primarily in markets outside the U.S. The Fund may invest in foreign currency transactions (forwards) and futures transactions, which are types of derivative transactions, to enhance returns or reduce the risk of loss by heding certain of its holdings.

Investment Process: Institutional Capital LLC's ("ICAP" or "Subadvisor") investment process involves the following key components: Identify Best Values – ICAP identifies stocks that it believes offer the best values and seeks to avoid companies that are exhibiting excessive deterioration in earnings trends. ICAP also considers the dividend yield as a component of total returns when evaluating the attractiveness of a security; Identify Catalysts – ICAP focuses on what it believes the key investment variables (catalysts) are that could potentially impact the security's market value. These catalysts are primarily company-specific, such as a new product, restructuring or a change in management, but occasionally the catalyst can be thematic - dependent on macroeconomic or industry trends; Portfolio Construction – After a review of stock recommendations, ICAP's portfolio management team determines whether or not to add the stock to the portfolio or to monitor it for future purchase.

ICAP continuously monitors each security and evaluates whether to eliminate it when its price target is achieved, the catalyst becomes inoperative or another stock offers a greater opportunity.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Concentrated Portfolio Risk: Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the MSCI EAFE® Index as its primary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A, C, R1, R2 and R3 shares, first offered September 1, 2006, include the historical performance of Class I shares through August 31, 2006. Performance figures for Investor Class shares, first offered on April 29, 2008, include the historical performance of Class A shares through April 28, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2003-2012)

Best Quarter
2Q/09	22.50%
Worst Quarter
3Q/02	-23.77%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	10 Years
Investor Class	Investor Class Return Before Taxes	9.83%	(4.05%)	9.09%
Class A	Class A Return Before Taxes	9.94%	(3.88%)	9.18%
Class C	Class C Return Before Taxes	14.34%	(3.68%)	8.88%
Class I	Class I Return Before Taxes	16.78%	(2.46%)	10.13%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	11.66%	(1.90%)	8.92%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	16.71%	(2.57%)	9.39%
Class R1	Class R1 Return Before Taxes	16.64%	(2.59%)	10.00%
Class R2	Class R2 Return Before Taxes	16.24%	(2.89%)	9.70%
Class R3	Class R3 Return Before Taxes	15.94%	(3.13%)	9.42%
MSCI EAFE�� Index	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay ICAP International Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of foreign companies with market capitalizations (at the time of investment) of at least $3 billion. The Fund invests in equity securities of companies that trade in developed, emerging or developing markets. The Fund's investments may be publicly traded in the U.S. or on a foreign exchange, and may be bought or sold in a foreign currency. The Fund seeks to achieve a total return greater than the MSCI EAFE® Index.

Under normal circumstances, the Fund will typically hold between 30 and 50 securities. The Fund intends to have at all times a majority of assets invested in foreign companies, with significant investments in at least three countries outside the United States. The Fund invests in foreign common stocks and other equity securities and currencies. Other equity securities may include American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, real estate investment trusts ("REITs"), warrants, preferred stocks and other securities convertible or exchangeable into common stock. Common stocks of foreign companies are generally equity securities issued by a company organized outside of the U.S. and are traded primarily in markets outside the U.S. The Fund may invest in foreign currency transactions (forwards) and futures transactions, which are types of derivative transactions, to enhance returns or reduce the risk of loss by heding certain of its holdings.

Investment Process: Institutional Capital LLC's ("ICAP" or "Subadvisor") investment process involves the following key components: Identify Best Values – ICAP identifies stocks that it believes offer the best values and seeks to avoid companies that are exhibiting excessive deterioration in earnings trends. ICAP also considers the dividend yield as a component of total returns when evaluating the attractiveness of a security; Identify Catalysts – ICAP focuses on what it believes the key investment variables (catalysts) are that could potentially impact the security's market value. These catalysts are primarily company-specific, such as a new product, restructuring or a change in management, but occasionally the catalyst can be thematic - dependent on macroeconomic or industry trends; Portfolio Construction – After a review of stock recommendations, ICAP's portfolio management team determines whether or not to add the stock to the portfolio or to monitor it for future purchase.

ICAP continuously monitors each security and evaluates whether to eliminate it when its price target is achieved, the catalyst becomes inoperative or another stock offers a greater opportunity.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Concentrated Portfolio Risk: Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the MSCI EAFE® Index as its primary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A, C, R1, R2 and R3 shares, first offered September 1, 2006, include the historical performance of Class I shares through August 31, 2006. Performance figures for Investor Class shares, first offered on April 29, 2008, include the historical performance of Class A shares through April 28, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2003-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
2Q/09	22.50%
Worst Quarter
3Q/02	-23.77%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.45%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	983
5 Years	rr_ExpenseExampleYear05	1,299
10 Years	rr_ExpenseExampleYear10	2,190
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	(4.05%)
10 Years	rr_AverageAnnualReturnYear10	9.09%
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.31%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	676
3 Years	rr_ExpenseExampleYear03	942
5 Years	rr_ExpenseExampleYear05	1,229
10 Years	rr_ExpenseExampleYear10	2,042
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.94%
5 Years	rr_AverageAnnualReturnYear05	(3.88%)
10 Years	rr_AverageAnnualReturnYear10	9.18%
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	2.20%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	688
5 Years	rr_ExpenseExampleYear05	1,180
10 Years	rr_ExpenseExampleYear10	2,534
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	688
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,534
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.34%
5 Years	rr_AverageAnnualReturnYear05	(3.68%)
10 Years	rr_AverageAnnualReturnYear10	8.88%
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.95%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	326
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,284
Annual Return 2003	rr_AnnualReturn2003	41.85%
Annual Return 2004	rr_AnnualReturn2004	26.87%
Annual Return 2005	rr_AnnualReturn2005	19.15%
Annual Return 2006	rr_AnnualReturn2006	24.30%
Annual Return 2007	rr_AnnualReturn2007	11.52%
Annual Return 2008	rr_AnnualReturn2008	(38.43%)
Annual Return 2009	rr_AnnualReturn2009	27.84%
Annual Return 2010	rr_AnnualReturn2010	5.65%
Annual Return 2011	rr_AnnualReturn2011	(9.10%)
Annual Return 2012	rr_AnnualReturn2012	16.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.77%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.78%
5 Years	rr_AverageAnnualReturnYear05	(2.46%)
10 Years	rr_AverageAnnualReturnYear10	10.13%
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class R1
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.16%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.64%
5 Years	rr_AverageAnnualReturnYear05	(2.59%)
10 Years	rr_AverageAnnualReturnYear10	10.00%
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class R2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.41%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	1,691
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.24%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
10 Years	rr_AverageAnnualReturnYear10	9.70%
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class R3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.66%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	169
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	902
10 Years	rr_ExpenseExampleYear10	1,965
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.94%
5 Years	rr_AverageAnnualReturnYear05	(3.13%)
10 Years	rr_AverageAnnualReturnYear10	9.42%
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	(2.57%)
10 Years	rr_AverageAnnualReturnYear10	9.39%
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.66%
5 Years	rr_AverageAnnualReturnYear05	(1.90%)
10 Years	rr_AverageAnnualReturnYear10	8.92%
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | MSCI EAFE�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.80% on assets up to $5 billion; and 0.775% on assets in excess of $5 billion.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.95% of its average daily net assets. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund
MainStay Epoch U.S. All Cap Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class B	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none
Other Expenses		0.48%	0.04%	0.48%	0.48%	0.04%
Total Annual Fund Operating Expenses		1.58%	1.14%	2.33%	2.33%	0.89%
[1]	The management fee is as follows: 0.85% on assets up to $500 million; 0.825% on assets from $500 million to $1 billion; and 0.80% on assets in excess of $1 billion.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class B	Class C	Class I
1 Year	702	660	736	336	91
3 Years	1,021	892	1,027	727	284
5 Years	1,363	1,143	1,445	1,245	493
10 Years	2,325	1,860	2,479	2,666	1,096

Expense Example, No Redemption (USD $)	Class B	Class C
1 Year	236	236
3 Years	727	727
5 Years	1,245	1,245
10 Years	2,479	2,666

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio consisting of equity securities of U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of U.S. companies across all market capitalizations. Generally, U.S. companies are companies organized in the U.S. that trade primarily in U.S. securities markets. Equity securities include common stocks and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stock. Convertible preferred stocks and debentures must be rated investment grade by an independent rating agency, such as Baa3 or better by Moody's Investors Service Inc. or BBB- or better by Standard & Poor's when purchased, or if unrated, considered by Epoch Investment Partners, Inc., the Fund’s Subadvisor, to be of comparable quality.

Investment Process: The Subadvisor invests primarily in companies that generate increasing levels of free cash flow and that use it to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

Although the Fund may invest in securities across all market capitalizations, it may invest a significant portion of its assets in companies of one particular market capitalization category when the Fund's Subadvisor believes such companies offer attractive opportunities. The Fund may also invest up to 15% of its net assets in foreign securities, which are generally securities issued by companies that are organized outside of the U.S. and trade primarily in markets outside the U.S.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Russell 3000® Index as its primary benchmark. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A, B and C shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Annual Returns, Class I Shares (by calendar year 2003-2012)
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Best Quarter
3Q/09	14.85%
Worst Quarter
4Q/08	-27.32%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	10 Years
Investor Class	Investor Class Return Before Taxes	4.31%	(2.07%)	5.22%
Class A	Class A Return Before Taxes	4.83%	(1.66%)	5.44%
Class B	Class B Return Before Taxes	4.74%	(2.06%)	5.02%
Class C	Class C Return Before Taxes	8.58%	(1.73%)	5.02%
Class I	Class I Return Before Taxes	11.17%	(0.27%)	6.44%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	9.22%	(0.79%)	6.05%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	9.76%	(0.26%)	5.66%
Russell 3000�� Index	Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)	16.42%	2.04%	7.68%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Epoch U.S. All Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio consisting of equity securities of U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of U.S. companies across all market capitalizations. Generally, U.S. companies are companies organized in the U.S. that trade primarily in U.S. securities markets. Equity securities include common stocks and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stock. Convertible preferred stocks and debentures must be rated investment grade by an independent rating agency, such as Baa3 or better by Moody's Investors Service Inc. or BBB- or better by Standard & Poor's when purchased, or if unrated, considered by Epoch Investment Partners, Inc., the Fund’s Subadvisor, to be of comparable quality.

Investment Process: The Subadvisor invests primarily in companies that generate increasing levels of free cash flow and that use it to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

Although the Fund may invest in securities across all market capitalizations, it may invest a significant portion of its assets in companies of one particular market capitalization category when the Fund's Subadvisor believes such companies offer attractive opportunities. The Fund may also invest up to 15% of its net assets in foreign securities, which are generally securities issued by companies that are organized outside of the U.S. and trade primarily in markets outside the U.S.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Russell 3000® Index as its primary benchmark. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A, B and C shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2003-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
3Q/09	14.85%
Worst Quarter
4Q/08	-27.32%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
1 Year	rr_ExpenseExampleYear01	702
3 Years	rr_ExpenseExampleYear03	1,021
5 Years	rr_ExpenseExampleYear05	1,363
10 Years	rr_ExpenseExampleYear10	2,325
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.31%
5 Years	rr_AverageAnnualReturnYear05	(2.07%)
10 Years	rr_AverageAnnualReturnYear10	5.22%
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	660
3 Years	rr_ExpenseExampleYear03	892
5 Years	rr_ExpenseExampleYear05	1,143
10 Years	rr_ExpenseExampleYear10	1,860
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.83%
5 Years	rr_AverageAnnualReturnYear05	(1.66%)
10 Years	rr_AverageAnnualReturnYear10	5.44%
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class B
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
1 Year	rr_ExpenseExampleYear01	736
3 Years	rr_ExpenseExampleYear03	1,027
5 Years	rr_ExpenseExampleYear05	1,445
10 Years	rr_ExpenseExampleYear10	2,479
1 Year	rr_ExpenseExampleNoRedemptionYear01	236
3 Years	rr_ExpenseExampleNoRedemptionYear03	727
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,245
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,479
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.74%
5 Years	rr_AverageAnnualReturnYear05	(2.06%)
10 Years	rr_AverageAnnualReturnYear10	5.02%
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
1 Year	rr_ExpenseExampleYear01	336
3 Years	rr_ExpenseExampleYear03	727
5 Years	rr_ExpenseExampleYear05	1,245
10 Years	rr_ExpenseExampleYear10	2,666
1 Year	rr_ExpenseExampleNoRedemptionYear01	236
3 Years	rr_ExpenseExampleNoRedemptionYear03	727
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,245
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,666
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.58%
5 Years	rr_AverageAnnualReturnYear05	(1.73%)
10 Years	rr_AverageAnnualReturnYear10	5.02%
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.85%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
Annual Return 2003	rr_AnnualReturn2003	27.17%
Annual Return 2004	rr_AnnualReturn2004	6.81%
Annual Return 2005	rr_AnnualReturn2005	15.49%
Annual Return 2006	rr_AnnualReturn2006	4.69%
Annual Return 2007	rr_AnnualReturn2007	15.27%
Annual Return 2008	rr_AnnualReturn2008	(43.91%)
Annual Return 2009	rr_AnnualReturn2009	35.30%
Annual Return 2010	rr_AnnualReturn2010	16.11%
Annual Return 2011	rr_AnnualReturn2011	0.70%
Annual Return 2012	rr_AnnualReturn2012	11.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.32%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.17%
5 Years	rr_AverageAnnualReturnYear05	(0.27%)
10 Years	rr_AverageAnnualReturnYear10	6.44%
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.22%
5 Years	rr_AverageAnnualReturnYear05	(0.79%)
10 Years	rr_AverageAnnualReturnYear10	6.05%
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.76%
5 Years	rr_AverageAnnualReturnYear05	(0.26%)
10 Years	rr_AverageAnnualReturnYear10	5.66%
MainStay Epoch U.S. All Cap Fund (Prospectus Summary) | MainStay Epoch U.S. All Cap Fund | Russell 3000�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.68%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.85% on assets up to $500 million; 0.825% on assets from $500 million to $1 billion; and 0.80% on assets in excess of $1 billion.

MainStay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund
MainStay S&P 500 Index Fund
Investment Objective
The Fund seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		3.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.24%	0.24%	0.24%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none
Other Expenses		0.38%	0.19%	0.19%
Total Annual Fund Operating Expenses	[2]	0.87%	0.68%	0.43%
Waivers / Reimbursements	[2]	(0.08%)	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	0.79%	0.60%	0.35%
[1]	The management fee is as follows: 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion to $2 billion; 0.215% on assets from $2 billion to $3 billion; and 0.20% on assets in excess of $3 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.60% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class I
1 Year	378	359	36
3 Years	561	503	130
5 Years	760	660	233
10 Years	1,333	1,114	534

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in stocks as represented in the Standard & Poor's 500® Index ("S&P 500® Index”) in the same proportion, to the extent feasible.

The Fund may invest up to 20% of its total assets in options and futures contracts to maintain cash reserves, while being fully invested, to facilitate trading or to reduce transaction costs. The Fund may invest in such derivatives to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: Cornerstone Capital Management Holdings LLC, the Fund's Subadvisor, uses statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500® Index to the extent feasible. From time to time, adjustments may be made in the Fund's holdings because of changes in the composition of the S&P 500® Index. The correlation between the investment performance of the Fund and the S&P 500® Index is expected to be at least 0.95, before charges, fees and expenses, on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500® Index.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

S&P 500® Index Risk: If the value of the S&P 500® Index declines, the net asset value of shares of the Fund will also decline. The Fund's ability to mirror the S&P 500® Index may be affected by, among other things, transaction costs; changes in either the composition of the S&P 500® Index or the number of shares outstanding for the components of the S&P 500® Index; and the timing and amount of contributions to, and redemptions from, the Fund by shareholders.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the S&P 500® Index as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Annual Returns, Class I Shares (by calendar year 2003-2012)
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Best Quarter
2Q/09	15.82%
Worst Quarter
4Q/08	-21.95%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	10 Years
Investor Class	Investor Class Return Before Taxes	11.77%	0.45%	6.14%
Class A	Class A Return Before Taxes	11.87%	0.51%	6.17%
Class I	Class I Return Before Taxes	15.64%	1.40%	6.82%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	15.34%	1.12%	6.52%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	10.56%	1.14%	5.93%
S&P 500�� Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay S&P 500 Index Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in stocks as represented in the Standard & Poor's 500® Index ("S&P 500® Index”) in the same proportion, to the extent feasible.

The Fund may invest up to 20% of its total assets in options and futures contracts to maintain cash reserves, while being fully invested, to facilitate trading or to reduce transaction costs. The Fund may invest in such derivatives to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: Cornerstone Capital Management Holdings LLC, the Fund's Subadvisor, uses statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500® Index to the extent feasible. From time to time, adjustments may be made in the Fund's holdings because of changes in the composition of the S&P 500® Index. The correlation between the investment performance of the Fund and the S&P 500® Index is expected to be at least 0.95, before charges, fees and expenses, on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500® Index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

S&P 500® Index Risk: If the value of the S&P 500® Index declines, the net asset value of shares of the Fund will also decline. The Fund's ability to mirror the S&P 500® Index may be affected by, among other things, transaction costs; changes in either the composition of the S&P 500® Index or the number of shares outstanding for the components of the S&P 500® Index; and the timing and amount of contributions to, and redemptions from, the Fund by shareholders.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the S&P 500® Index as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2003-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
2Q/09	15.82%
Worst Quarter
4Q/08	-21.95%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.24%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.79%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	378
3 Years	rr_ExpenseExampleYear03	561
5 Years	rr_ExpenseExampleYear05	760
10 Years	rr_ExpenseExampleYear10	1,333
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.77%
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	6.14%
MainStay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.24%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.60%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	359
3 Years	rr_ExpenseExampleYear03	503
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,114
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.87%
5 Years	rr_AverageAnnualReturnYear05	0.51%
10 Years	rr_AverageAnnualReturnYear10	6.17%
MainStay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.24%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.35%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	130
5 Years	rr_ExpenseExampleYear05	233
10 Years	rr_ExpenseExampleYear10	534
Annual Return 2003	rr_AnnualReturn2003	28.35%
Annual Return 2004	rr_AnnualReturn2004	10.60%
Annual Return 2005	rr_AnnualReturn2005	4.61%
Annual Return 2006	rr_AnnualReturn2006	15.51%
Annual Return 2007	rr_AnnualReturn2007	5.18%
Annual Return 2008	rr_AnnualReturn2008	(37.03%)
Annual Return 2009	rr_AnnualReturn2009	26.14%
Annual Return 2010	rr_AnnualReturn2010	14.63%
Annual Return 2011	rr_AnnualReturn2011	1.82%
Annual Return 2012	rr_AnnualReturn2012	15.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.64%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	6.82%
MainStay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.34%
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	6.52%
MainStay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	5.93%
MainStay S&P 500 Index Fund (Prospectus Summary) | MainStay S&P 500 Index Fund | S&P 500�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion to $2 billion; 0.215% on assets from $2 billion to $3 billion; and 0.20% on assets in excess of $3 billion.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.60% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund
MainStay Retirement 2010 Fund
Investment Objective
The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2010" in the Fund's name refers to the approximate year an investor in the Fund had planned to retire and likely would have stopped making new investments in the Fund. The Fund is designed for an investor who has retired or is seeking to retire between 2010 and 2015, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 54 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class I	Class R1	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class I	Class R1	Class R2	Class R3
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none	none	0.25%	0.50%
Other Expenses		0.76%	0.34%	0.34%	0.44%	0.44%	0.44%
Acquired (Underlying) Fund Fees and Expenses		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	[1][2]	1.81%	1.39%	1.14%	1.24%	1.49%	1.74%
Waivers / Reimbursements	[1][2]	(0.64%)	(0.32%)	(0.32%)	(0.32%)	(0.32%)	(0.32%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1][2]	1.17%	1.07%	0.82%	0.92%	1.17%	1.42%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver the management fee would be 0.10%.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.475%; Class A, 0.375%; Class I, 0.125%; Class R1, 0.225%; Class R2, 0.475%; and Class R3, 0.725%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class I	Class R1	Class R2	Class R3
1 Year	663	653	84	94	119	145
3 Years	1,029	936	331	362	440	517
5 Years	1,420	1,240	597	650	783	914
10 Years	2,510	2,101	1,358	1,472	1,752	2,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds managed by New York Life Investments ("affiliated Underlying Funds"), mutual funds managed by an advisor not affiliated with New York Life Investments or exchange traded funds ("ETFs") ("unaffiliated Underlying Funds"), if a New York Life Investments managed mutual fund in a particular asset class is not available (collectively, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 53% (within a range of 43% to 63%) of its assets in Underlying Fixed-Income Funds and approximately 47% (within a range of 37% to 57%) of its assets in Underlying Equity Funds. The Underlying Equity Funds may consist of approximately 10% (within a range of 0% to 20%) of international equity funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 40% equities (within a range of 30% to 50%) and 60% fixed income (within a range of 50% to 70%). New York Life Investments may change the asset class allocations within the range stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested in across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2013, and how the target allocation will change over time as the Fund continues to pass its target retirement date of 2010, and continues to change, becoming more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). The Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets.For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds can buy many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In times of unusual or adverse market, economic or political conditions, securities in which the Underlying Funds may invest may experience higher than normal default rates. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

Principal Risks of the Underlying Funds

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up (long-term debt securities will normally have more price volatility because of interest rate risk than short-term debt securities); (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Exchange Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Inadequate Retirement Income: An investment in the Fund is not guaranteed, and the Fund may experience losses, including losses near, at, or after the target date. The Fund is not a complete retirement program, and there is no guarantee that the Fund will provide sufficient retirement income to an investor at and through an investor's retirement. Moreover, there is no guarantee that the Fund's performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

The Fund may invest in unaffiliated Underlying Funds through an investment platform maintained by New York Life Investments. Unaffiliated Underlying Funds or their affiliates may pay New York Life Investments a fee in connection with their participation on this platform. In addition, unaffiliated Underlying Funds may pay service fees of up to 0.25% of average daily net assets attributable to investments by the Fund to NYLIM Service Company LLC, the Fund's transfer agent, for shareholder and subaccounting services in connection with the Fund's investments in the unaffiliated Underlying Funds. NYLIM Service Company LLC will use any such fees collected to offset or reduce the other expenses of the Funds, including the Fund's expenses for transfer agency services. New York Life Investments has procedures in place to monitor the selection process of unaffiliated Underlying Funds. Payment of service fees are not considered as part of the selection process.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2010 Composite Index as an additional benchmark. The Retirement 2010 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on June 29, 2007. Class R1 shares were first offered to the public on June 29, 2007, although this class of shares has not yet commenced operations as of the date of this Prospectus. As a result, the performance for Class R1 shares include the historical performance of Class A shares through December 31, 2012. Class R2 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until January 8, 2009. Therefore, performance figures for Class R2 shares include the historical performance of Class A shares through January 7, 2009. Class R3 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until May 1, 2008. Therefore, performance figures for Class R3 shares include the historical performance for Class A shares through April 30, 2008. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Annual Returns, Class I Shares (by calendar year 2008-2012)
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart.

Best Quarter
3Q/09	10.94%
Worst Quarter
4Q/08	-10.33%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	5.32%	2.25%	2.60%
Class A	Class A Return Before Taxes	5.40%	2.31%	2.65%
Class I	Class I Return Before Taxes	11.81%	3.74%	3.98%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	10.40%	2.62%	2.92%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	8.41%	2.72%	2.95%
Class R1	Class R1 Return Before Taxes	11.71%	3.63%	3.87%
Class R2	Class R2 Return Before Taxes	11.40%	3.39%	3.62%
Class R3	Class R3 Return Before Taxes	11.12%	3.11%	3.35%
S&P 500�� Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	1.26%
MSCI EAFE�� Index	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)	17.32%	(3.69%)	(3.29%)
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	4.22%	5.95%	6.50%
Retirement 2010 Composite Index	Retirement 2010 Composite Index (reflects no deductions for fees, expenses, or taxes)	10.09%	3.38%	3.43%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Retirement 2010 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2010" in the Fund's name refers to the approximate year an investor in the Fund had planned to retire and likely would have stopped making new investments in the Fund. The Fund is designed for an investor who has retired or is seeking to retire between 2010 and 2015, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 54 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds managed by New York Life Investments ("affiliated Underlying Funds"), mutual funds managed by an advisor not affiliated with New York Life Investments or exchange traded funds ("ETFs") ("unaffiliated Underlying Funds"), if a New York Life Investments managed mutual fund in a particular asset class is not available (collectively, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 53% (within a range of 43% to 63%) of its assets in Underlying Fixed-Income Funds and approximately 47% (within a range of 37% to 57%) of its assets in Underlying Equity Funds. The Underlying Equity Funds may consist of approximately 10% (within a range of 0% to 20%) of international equity funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 40% equities (within a range of 30% to 50%) and 60% fixed income (within a range of 50% to 70%). New York Life Investments may change the asset class allocations within the range stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested in across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2013, and how the target allocation will change over time as the Fund continues to pass its target retirement date of 2010, and continues to change, becoming more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). The Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets.For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds can buy many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In times of unusual or adverse market, economic or political conditions, securities in which the Underlying Funds may invest may experience higher than normal default rates. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

Risk, Heading	rr_RiskHeading	Principal Risks of the Underlying Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up (long-term debt securities will normally have more price volatility because of interest rate risk than short-term debt securities); (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Exchange Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Inadequate Retirement Income: An investment in the Fund is not guaranteed, and the Fund may experience losses, including losses near, at, or after the target date. The Fund is not a complete retirement program, and there is no guarantee that the Fund will provide sufficient retirement income to an investor at and through an investor's retirement. Moreover, there is no guarantee that the Fund's performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

The Fund may invest in unaffiliated Underlying Funds through an investment platform maintained by New York Life Investments. Unaffiliated Underlying Funds or their affiliates may pay New York Life Investments a fee in connection with their participation on this platform. In addition, unaffiliated Underlying Funds may pay service fees of up to 0.25% of average daily net assets attributable to investments by the Fund to NYLIM Service Company LLC, the Fund's transfer agent, for shareholder and subaccounting services in connection with the Fund's investments in the unaffiliated Underlying Funds. NYLIM Service Company LLC will use any such fees collected to offset or reduce the other expenses of the Funds, including the Fund's expenses for transfer agency services. New York Life Investments has procedures in place to monitor the selection process of unaffiliated Underlying Funds. Payment of service fees are not considered as part of the selection process.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2010 Composite Index as an additional benchmark. The Retirement 2010 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on June 29, 2007. Class R1 shares were first offered to the public on June 29, 2007, although this class of shares has not yet commenced operations as of the date of this Prospectus. As a result, the performance for Class R1 shares include the historical performance of Class A shares through December 31, 2012. Class R2 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until January 8, 2009. Therefore, performance figures for Class R2 shares include the historical performance of Class A shares through January 7, 2009. Class R3 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until May 1, 2008. Therefore, performance figures for Class R3 shares include the historical performance for Class A shares through April 30, 2008. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2008-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
3Q/09	10.94%
Worst Quarter
4Q/08	-10.33%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.17%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	663
3 Years	rr_ExpenseExampleYear03	1,029
5 Years	rr_ExpenseExampleYear05	1,420
10 Years	rr_ExpenseExampleYear10	2,510
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05	2.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.07%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	653
3 Years	rr_ExpenseExampleYear03	936
5 Years	rr_ExpenseExampleYear05	1,240
10 Years	rr_ExpenseExampleYear10	2,101
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	2.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.82%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	597
10 Years	rr_ExpenseExampleYear10	1,358
Annual Return 2008	rr_AnnualReturn2008	(21.79%)
Annual Return 2009	rr_AnnualReturn2009	21.68%
Annual Return 2010	rr_AnnualReturn2010	11.34%
Annual Return 2011	rr_AnnualReturn2011	1.43%
Annual Return 2012	rr_AnnualReturn2012	11.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.33%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.81%
5 Years	rr_AverageAnnualReturnYear05	3.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R1
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.92%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	650
10 Years	rr_ExpenseExampleYear10	1,472
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.71%
5 Years	rr_AverageAnnualReturnYear05	3.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.17%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	783
10 Years	rr_ExpenseExampleYear10	1,752
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.40%
5 Years	rr_AverageAnnualReturnYear05	3.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.42%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	145
3 Years	rr_ExpenseExampleYear03	517
5 Years	rr_ExpenseExampleYear05	914
10 Years	rr_ExpenseExampleYear10	2,025
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.12%
5 Years	rr_AverageAnnualReturnYear05	3.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.40%
5 Years	rr_AverageAnnualReturnYear05	2.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.41%
5 Years	rr_AverageAnnualReturnYear05	2.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | S&P 500�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | MSCI EAFE�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.29%)
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.50%
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Retirement 2010 Composite Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Retirement 2010 Composite Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.09%
5 Years	rr_AverageAnnualReturnYear05	3.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.43%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver the management fee would be 0.10%.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.475%; Class A, 0.375%; Class I, 0.125%; Class R1, 0.225%; Class R2, 0.475%; and Class R3, 0.725%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund
MainStay Retirement 2020 Fund
Investment Objective
The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2020" in the Fund's name refers to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Fund. The Fund is designed for an investor who is seeking to retire between the years 2016 and 2025, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 54 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class I	Class R1	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A		Class I		Class R1		Class R2		Class R3
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.10%	0.10%		0.10%		0.10%		0.10%		0.10%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%		none		none		0.25%		0.50%
Other Expenses		0.46%	0.25%		0.25%		0.35%		0.35%		0.35%
Acquired (Underlying) Fund Fees and Expenses		0.75%	0.75%		0.75%		0.75%		0.75%		0.75%
Total Annual Fund Operating Expenses	[1]	1.56%	1.35%	[2]	1.10%	[2]	1.20%	[2]	1.45%	[2]	1.70%	[2]
Waivers / Reimbursements	[1][2]	(0.34%)	(0.23%)		(0.23%)		(0.23%)		(0.23%)		(0.23%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1][2]	1.22%	1.12%		0.87%		0.97%		1.22%		1.47%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver the management fee would be 0.10%.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.475%; Class A, 0.375%; Class I, 0.125%; Class R1, 0.225%; Class R2, 0.475%; and Class R3, 0.725%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class I	Class R1	Class R2	Class R3
1 Year	667	658	89	99	124	150
3 Years	984	933	327	358	436	513
5 Years	1,323	1,228	584	638	770	901
10 Years	2,277	2,066	1,320	1,434	1,716	1,989

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are notreflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds managed by New York Life Investments ("affiliated Underlying Funds"), mutual funds managed by an advisor not affiliated with New York Life Investments or exchange traded funds ("ETFs") ("unaffiliated Underlying Funds"), if a New York Life Investments managed mutual fund in a particular asset class is not available (collectively, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 41% (within a range of 31% to 51%) of its assets in Underlying Fixed-Income Funds and approximately 59% (within a range of 49% to 69%) of its assets in Underlying Equity Funds. The Underlying Equity Funds may consist of approximately 13% (within a range of 3% to 23%) of international equity funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 40% equities (within a range of 30% to 50%) and 60% fixed income (within a range of 50% and 70%). New York Life Investments may change the asset class allocations within the ranges stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested in across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2020, and continues to change, becoming more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). The Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets.

For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds can buy many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In times of unusual or adverse market, economic or political conditions, securities in which the Underlying Funds may invest may experience higher than normal default rates. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

Principal Risks of the Underlying Funds

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up (long-term debt securities will normally have more price volatility because of interest rate risk than short-term debt securities); (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value whenbuying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Principal Risks of the Fund

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Exchange Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Inadequate Retirement Income: An investment in the Fund is not guaranteed, and the Fund may experience losses, including losses near, at, or after the target date. The Fund is not a complete retirement program, and there is no guarantee that the Fund will provide sufficient retirement income to an investor at and through an investor's retirement. Moreover, there is no guarantee that the Fund's performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

The Fund may invest in unaffiliated Underlying Funds through an investment platform maintained by New York Life Investments. Unaffiliated Underlying Funds or their affiliates may pay New York Life Investments a fee in connection with their participation on this platform. In addition, unaffiliated Underlying Funds may pay service fees of up to 0.25% of average daily net assets attributable to investments by the Fund to NYLIM Service Company LLC, the Fund's transfer agent, for shareholder and subaccounting services in connection with the Fund's investments in the unaffiliated Underlying Funds. NYLIM Service Company LLC will use any such fees collected to offset or reduce the other expenses of the Funds, including the Fund's expenses for transfer agency services. New York Life Investments has procedures in place to monitor the selection process of unaffiliated Underlying Funds. Payment of service fees are not considered as part of the selection process.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2020 Composite Index as an additional benchmark. The Retirement 2020 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on June 29, 2007. Class R1 shares were first offered to the public on June 29, 2007, although this class of shares has not yet commenced operations as of the date of this Prospectus. As a result, the performance for Class R1 shares include the historical performance of Class A shares through December 31, 2012. Class R2 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until January 8, 2009. Therefore, performance figures for Class R2 shares include the historical performance of Class A shares through January 7, 2009. Class R3 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until May 1, 2008. Therefore, performance figures for Class R3 shares include the historical performance for Class A shares through April 30, 2008. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2008-2012)

Best Quarter
3Q/09	13.04%
Worst Quarter
4Q/08	-14.46%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	6.62%	1.20%	1.62%
Class A	Class A Return Before Taxes	6.71%	1.30%	1.71%
Class I	Class I Return Before Taxes	13.18%	2.69%	3.00%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	12.03%	1.74%	2.09%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	9.32%	1.93%	2.20%
Class R1	Class R1 Return Before Taxes	13.09%	2.60%	2.91%
Class R2	Class R2 Return Before Taxes	12.80%	2.36%	2.66%
Class R3	Class R3 Return Before Taxes	12.67%	2.10%	2.40%
S&P 500�� Index	S&P 500® Index	16.00%	1.66%	1.26%
MSCI EAFE�� Index	MSCI EAFE® Index	17.32%	(3.69%)	(3.29%)
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index	4.22%	5.95%	6.50%
Retirement 2020 Composite Index	Retirement 2020 Composite Index	11.65%	2.44%	2.42%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Retirement 2020 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2020" in the Fund's name refers to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Fund. The Fund is designed for an investor who is seeking to retire between the years 2016 and 2025, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 54 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are notreflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds managed by New York Life Investments ("affiliated Underlying Funds"), mutual funds managed by an advisor not affiliated with New York Life Investments or exchange traded funds ("ETFs") ("unaffiliated Underlying Funds"), if a New York Life Investments managed mutual fund in a particular asset class is not available (collectively, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 41% (within a range of 31% to 51%) of its assets in Underlying Fixed-Income Funds and approximately 59% (within a range of 49% to 69%) of its assets in Underlying Equity Funds. The Underlying Equity Funds may consist of approximately 13% (within a range of 3% to 23%) of international equity funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 40% equities (within a range of 30% to 50%) and 60% fixed income (within a range of 50% and 70%). New York Life Investments may change the asset class allocations within the ranges stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested in across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2020, and continues to change, becoming more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). The Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets.

For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds can buy many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In times of unusual or adverse market, economic or political conditions, securities in which the Underlying Funds may invest may experience higher than normal default rates. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

Risk, Heading	rr_RiskHeading	Principal Risks of the Underlying Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up (long-term debt securities will normally have more price volatility because of interest rate risk than short-term debt securities); (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value whenbuying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Principal Risks of the Fund

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Exchange Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Inadequate Retirement Income: An investment in the Fund is not guaranteed, and the Fund may experience losses, including losses near, at, or after the target date. The Fund is not a complete retirement program, and there is no guarantee that the Fund will provide sufficient retirement income to an investor at and through an investor's retirement. Moreover, there is no guarantee that the Fund's performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

The Fund may invest in unaffiliated Underlying Funds through an investment platform maintained by New York Life Investments. Unaffiliated Underlying Funds or their affiliates may pay New York Life Investments a fee in connection with their participation on this platform. In addition, unaffiliated Underlying Funds may pay service fees of up to 0.25% of average daily net assets attributable to investments by the Fund to NYLIM Service Company LLC, the Fund's transfer agent, for shareholder and subaccounting services in connection with the Fund's investments in the unaffiliated Underlying Funds. NYLIM Service Company LLC will use any such fees collected to offset or reduce the other expenses of the Funds, including the Fund's expenses for transfer agency services. New York Life Investments has procedures in place to monitor the selection process of unaffiliated Underlying Funds. Payment of service fees are not considered as part of the selection process.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2020 Composite Index as an additional benchmark. The Retirement 2020 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on June 29, 2007. Class R1 shares were first offered to the public on June 29, 2007, although this class of shares has not yet commenced operations as of the date of this Prospectus. As a result, the performance for Class R1 shares include the historical performance of Class A shares through December 31, 2012. Class R2 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until January 8, 2009. Therefore, performance figures for Class R2 shares include the historical performance of Class A shares through January 7, 2009. Class R3 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until May 1, 2008. Therefore, performance figures for Class R3 shares include the historical performance for Class A shares through April 30, 2008. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2008-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
3Q/09	13.04%
Worst Quarter
4Q/08	-14.46%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class B shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.22%	[2],[3]
1 Year	rr_ExpenseExampleYear01	667
3 Years	rr_ExpenseExampleYear03	984
5 Years	rr_ExpenseExampleYear05	1,323
10 Years	rr_ExpenseExampleYear10	2,277
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.62%
5 Years	rr_AverageAnnualReturnYear05	1.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.12%	[2],[3]
1 Year	rr_ExpenseExampleYear01	658
3 Years	rr_ExpenseExampleYear03	933
5 Years	rr_ExpenseExampleYear05	1,228
10 Years	rr_ExpenseExampleYear10	2,066
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.71%
5 Years	rr_AverageAnnualReturnYear05	1.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.87%	[2],[3]
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	584
10 Years	rr_ExpenseExampleYear10	1,320
Annual Return 2008	rr_AnnualReturn2008	(28.08%)
Annual Return 2009	rr_AnnualReturn2009	25.24%
Annual Return 2010	rr_AnnualReturn2010	12.37%
Annual Return 2011	rr_AnnualReturn2011	(0.32%)
Annual Return 2012	rr_AnnualReturn2012	13.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.46%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.18%
5 Years	rr_AverageAnnualReturnYear05	2.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R1
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.97%	[2],[3]
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,434
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.09%
5 Years	rr_AverageAnnualReturnYear05	2.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.22%	[2],[3]
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	436
5 Years	rr_ExpenseExampleYear05	770
10 Years	rr_ExpenseExampleYear10	1,716
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.80%
5 Years	rr_AverageAnnualReturnYear05	2.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.47%	[2],[3]
1 Year	rr_ExpenseExampleYear01	150
3 Years	rr_ExpenseExampleYear03	513
5 Years	rr_ExpenseExampleYear05	901
10 Years	rr_ExpenseExampleYear10	1,989
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	2.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.03%
5 Years	rr_AverageAnnualReturnYear05	1.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.32%
5 Years	rr_AverageAnnualReturnYear05	1.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | S&P 500�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | MSCI EAFE�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.29%)
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.50%
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Retirement 2020 Composite Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Retirement 2020 Composite Index
1 Year	rr_AverageAnnualReturnYear01	11.65%
5 Years	rr_AverageAnnualReturnYear05	2.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.42%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver the management fee would be 0.10%.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.475%; Class A, 0.375%; Class I, 0.125%; Class R1, 0.225%; Class R2, 0.475%; and Class R3, 0.725%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund
MainStay Retirement 2030 Fund
Investment Objective
The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2030" in the Fund's name refers to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Fund. The Fund is designed for an investor who is seeking to retire between the years 2026 and 2035, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 54 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class I	Class R1	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class I	Class R1	Class R2	Class R3
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none	none	0.25%	0.50%
Other Expenses		0.55%	0.26%	0.26%	0.36%	0.36%	0.36%
Acquired (Underlying) Fund Fees and Expenses		0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	[1][2]	1.70%	1.41%	1.16%	1.26%	1.51%	1.76%
Waivers / Reimbursements	[1][2]	(0.43%)	(0.24%)	(0.24%)	(0.24%)	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1][2]	1.27%	1.17%	0.92%	1.02%	1.27%	1.52%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver the management fee would be 0.10%.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.475%; Class A, 0.375%; Class I, 0.125%; Class R1, 0.225%; Class R2, 0.475%; and Class R3, 0.725%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class I	Class R1	Class R2	Class R3
1 Year	672	663	94	104	129	155
3 Years	1,017	949	345	376	454	531
5 Years	1,384	1,257	615	669	801	932
10 Years	2,414	2,128	1,388	1,502	1,781	2,053

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds managed by New York Life Investments ("affiliated Underlying Funds"), mutual funds managed by an advisor not affiliated with New York Life Investments or exchange traded funds ("ETFs") ("unaffiliated Underlying Funds"), if a New York Life Investments managed mutual fund in a particular asset class is not available (collectively, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 25% (within a range of 15% to 35%) of its assets in Underlying Fixed-Income Funds and approximately 75% (within a range of 65% to 85%) of its assets in Underlying Equity Funds. The Underlying Equity Funds may consist of approximately 18% (within a range of 8% to 28%) of international equity funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 40% equities (within a range of 30% and 50%) and 60% fixed income (within a range of 50% and 70%). New York Life Investments may change the asset class allocations within the ranges stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested in across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2030, and continues to change, becoming more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). The Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets.

For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds can buy many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In times of unusual or adverse market, economic or political conditions, securities in which the Underlying Funds may invest may experience higher than normal default rates. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

Principal Risks of the Underlying Funds

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up (long-term debt securities will normally have more price volatility because of interest rate risk than short-term debt securities); (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value whenbuying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Principal Risks of the Fund

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Exchange Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Inadequate Retirement Income: An investment in the Fund is not guaranteed, and the Fund may experience losses, including losses near, at, or after the target date. The Fund is not a complete retirement program, and there is no guarantee that the Fund will provide sufficient retirement income to an investor at and through an investor's retirement. Moreover, there is no guarantee that the Fund's performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

The Fund may invest in unaffiliated Underlying Funds through an investment platform maintained by New York Life Investments. Unaffiliated Underlying Funds or their affiliates may pay New York Life Investments a fee in connection with their participation on this platform. In addition, unaffiliated Underlying Funds may pay service fees of up to 0.25% of average daily net assets attributable to investments by the Fund to NYLIM Service Company LLC, the Fund's transfer agent, for shareholder and subaccounting services in connection with the Fund's investments in the unaffiliated Underlying Funds. NYLIM Service Company LLC will use any such fees collected to offset or reduce the other expenses of the Funds, including the Fund's expenses for transfer agency services. New York Life Investments has procedures in place to monitor the selection process of unaffiliated Underlying Funds. Payment of service fees are not considered as part of the selection process.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2030 Composite Index as an additional benchmark. The Retirement 2030 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on June 29, 2007. Class R1 shares were first offered to the public on June 29, 2007, although this class of shares has not yet commenced operations as of the date of this Prospectus. As a result, the performance for Class R1 shares include the historical performance of Class A shares through December 31, 2012. Class R2 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until January 8, 2009. Therefore, performance figures for Class R2 shares include the historical performance of Class A shares through January 7, 2009. Class R3 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until May 1, 2008. Therefore, performance figures for Class R3 shares include the historical performance for Class A shares through April 30, 2008. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart.
Annual Returns, Class I Shares (by calendar year 2008-2012)

Best Quarter
2Q/09	14.91%
Worst Quarter
4Q/08	-17.81%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	7.93%	0.21%	0.55%
Class A	Class A Return Before Taxes	8.01%	0.30%	0.63%
Class I	Class I Return Before Taxes	14.63%	1.71%	1.93%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	13.85%	0.93%	1.17%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	10.24%	1.19%	1.37%
Class R1	Class R1 Return Before Taxes	14.46%	1.59%	1.82%
Class R2	Class R2 Return Before Taxes	14.18%	1.33%	1.56%
Class R3	Class R3 Return Before Taxes	13.88%	1.10%	1.33%
S&P 500�� Index	S&P 500® Index	16.00%	1.66%	1.26%
MSCI EAFE�� Index	MSCI EAFE® Index	17.32%	(3.69%)	(3.29%)
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index	4.22%	5.95%	6.50%
Retirement 2030 Composite Index	Retirement 2030 Composite Index	13.58%	1.65%	1.54%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Retirement 2030 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2030" in the Fund's name refers to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Fund. The Fund is designed for an investor who is seeking to retire between the years 2026 and 2035, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 54 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds managed by New York Life Investments ("affiliated Underlying Funds"), mutual funds managed by an advisor not affiliated with New York Life Investments or exchange traded funds ("ETFs") ("unaffiliated Underlying Funds"), if a New York Life Investments managed mutual fund in a particular asset class is not available (collectively, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 25% (within a range of 15% to 35%) of its assets in Underlying Fixed-Income Funds and approximately 75% (within a range of 65% to 85%) of its assets in Underlying Equity Funds. The Underlying Equity Funds may consist of approximately 18% (within a range of 8% to 28%) of international equity funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 40% equities (within a range of 30% and 50%) and 60% fixed income (within a range of 50% and 70%). New York Life Investments may change the asset class allocations within the ranges stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested in across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2030, and continues to change, becoming more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). The Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets.

For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds can buy many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In times of unusual or adverse market, economic or political conditions, securities in which the Underlying Funds may invest may experience higher than normal default rates. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

Risk, Heading	rr_RiskHeading	Principal Risks of the Underlying Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up (long-term debt securities will normally have more price volatility because of interest rate risk than short-term debt securities); (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value whenbuying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Principal Risks of the Fund

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Exchange Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Inadequate Retirement Income: An investment in the Fund is not guaranteed, and the Fund may experience losses, including losses near, at, or after the target date. The Fund is not a complete retirement program, and there is no guarantee that the Fund will provide sufficient retirement income to an investor at and through an investor's retirement. Moreover, there is no guarantee that the Fund's performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

The Fund may invest in unaffiliated Underlying Funds through an investment platform maintained by New York Life Investments. Unaffiliated Underlying Funds or their affiliates may pay New York Life Investments a fee in connection with their participation on this platform. In addition, unaffiliated Underlying Funds may pay service fees of up to 0.25% of average daily net assets attributable to investments by the Fund to NYLIM Service Company LLC, the Fund's transfer agent, for shareholder and subaccounting services in connection with the Fund's investments in the unaffiliated Underlying Funds. NYLIM Service Company LLC will use any such fees collected to offset or reduce the other expenses of the Funds, including the Fund's expenses for transfer agency services. New York Life Investments has procedures in place to monitor the selection process of unaffiliated Underlying Funds. Payment of service fees are not considered as part of the selection process.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2030 Composite Index as an additional benchmark. The Retirement 2030 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on June 29, 2007. Class R1 shares were first offered to the public on June 29, 2007, although this class of shares has not yet commenced operations as of the date of this Prospectus. As a result, the performance for Class R1 shares include the historical performance of Class A shares through December 31, 2012. Class R2 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until January 8, 2009. Therefore, performance figures for Class R2 shares include the historical performance of Class A shares through January 7, 2009. Class R3 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until May 1, 2008. Therefore, performance figures for Class R3 shares include the historical performance for Class A shares through April 30, 2008. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2008-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
2Q/09	14.91%
Worst Quarter
4Q/08	-17.81%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.27%	[2],[3]
1 Year	rr_ExpenseExampleYear01	672
3 Years	rr_ExpenseExampleYear03	1,017
5 Years	rr_ExpenseExampleYear05	1,384
10 Years	rr_ExpenseExampleYear10	2,414
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.93%
5 Years	rr_AverageAnnualReturnYear05	0.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.55%
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.17%	[2],[3]
1 Year	rr_ExpenseExampleYear01	663
3 Years	rr_ExpenseExampleYear03	949
5 Years	rr_ExpenseExampleYear05	1,257
10 Years	rr_ExpenseExampleYear10	2,128
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.01%
5 Years	rr_AverageAnnualReturnYear05	0.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.92%	[2],[3]
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	345
5 Years	rr_ExpenseExampleYear05	615
10 Years	rr_ExpenseExampleYear10	1,388
Annual Return 2008	rr_AnnualReturn2008	(33.09%)
Annual Return 2009	rr_AnnualReturn2009	27.84%
Annual Return 2010	rr_AnnualReturn2010	13.48%
Annual Return 2011	rr_AnnualReturn2011	(2.19%)
Annual Return 2012	rr_AnnualReturn2012	14.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.81%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.63%
5 Years	rr_AverageAnnualReturnYear05	1.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R1
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.02%	[2],[3]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	376
5 Years	rr_ExpenseExampleYear05	669
10 Years	rr_ExpenseExampleYear10	1,502
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.46%
5 Years	rr_AverageAnnualReturnYear05	1.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.82%
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.27%	[2],[3]
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	454
5 Years	rr_ExpenseExampleYear05	801
10 Years	rr_ExpenseExampleYear10	1,781
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.18%
5 Years	rr_AverageAnnualReturnYear05	1.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.52%	[2],[3]
1 Year	rr_ExpenseExampleYear01	155
3 Years	rr_ExpenseExampleYear03	531
5 Years	rr_ExpenseExampleYear05	932
10 Years	rr_ExpenseExampleYear10	2,053
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.88%
5 Years	rr_AverageAnnualReturnYear05	1.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.85%
5 Years	rr_AverageAnnualReturnYear05	0.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.24%
5 Years	rr_AverageAnnualReturnYear05	1.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | S&P 500�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | MSCI EAFE�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.29%)
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.50%
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Retirement 2030 Composite Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Retirement 2030 Composite Index
1 Year	rr_AverageAnnualReturnYear01	13.58%
5 Years	rr_AverageAnnualReturnYear05	1.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.54%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver the management fee would be 0.10%.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.475%; Class A, 0.375%; Class I, 0.125%; Class R1, 0.225%; Class R2, 0.475%; and Class R3, 0.725%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund
MainStay Floating Rate Fund
Investment Objective
The Fund seeks high current income.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		3.00%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	3.00%	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class B	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none
Other Expenses		0.21%	0.14%	0.21%	0.21%	0.14%
Total Annual Fund Operating Expenses		1.06%	0.99%	1.81%	1.81%	0.74%
[1]	The management fee is as follows: 0.60% on assets up to $1 billion; 0.575% on assets from $1 billion to $3 billion; and 0.565% on assets in excess of $3 billion.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also reflects Class B shares converting into Investor Class shares in year 4; fees could be lower if you are eligible to convert to Class A shares instead.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class B	Class C	Class I
1 Year	405	398	484	284	76
3 Years	627	606	769	569	237
5 Years	867	831	894	980	411
10 Years	1,555	1,477	1,583	2,127	918

Expense Example, No Redemption (USD $)	Class B	Class C
1 Year	184	184
3 Years	569	569
5 Years	894	980
10 Years	1,583	2,127

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of floating rate loans and other floating rate debt securities. The Fund may also purchase fixed-income debt securities and money market securities or instruments. When New York Life Investment Management LLC, the Fund's Manager, believes that market or economic conditions are unfavorable to investors, up to 100% of the Fund's assets may be invested in money market or short-term debt securities. The Manager may also invest in these types of securities or hold cash, while looking for suitable investment opportunities or to maintain liquidity.

The Fund may invest up to 25% of its total assets in foreign securities which are generally U.S. dollar-denominated loans and other debt securities issued by one or more non-U.S. borrower(s) without a U.S. domiciled co-borrower.

Investment Process: The Manager seeks to identify investment opportunities based on the financial condition and competitiveness of individual companies. The Manager seeks to invest in companies with a high margin of safety that are leaders in industries with high barriers to entry. The Manager prefers companies with positive free cash flow, solid asset coverage and management teams with strong track records. In virtually every phase of the investment process, the Manager attempts to control risk and limit defaults.

Floating rate loans may offer a favorable yield spread over other short-term fixed-income alternatives. Historically, floating rate loans have displayed little correlation to the movements of U.S. common stocks, high-grade bonds and U.S. government securities. Some securities that are rated below investment grade by an independent rating agency, such as Standard & Poor's or Moody's Investor Service Inc., are commonly referred to as “junk bonds.” Floating rate loans are speculative investments and are usually rated below investment grade. They typically have less credit risk and historically have had lower default rates than junk bonds. These loans are typically the most senior source of capital in a borrower's capital structure and usually have certain of the borrower's assets pledged as collateral. Floating rate loans feature rates that reset regularly, maintaining a fixed spread over the London InterBank Offered Rate or the prime rates of large money-center banks. The interest rates for floating rate loans typically reset quarterly, although rates on some loans may adjust at other intervals. Floating rate loans mature, on average, in five to seven years, but loan maturity can be as long as nine years.

The Manager may reduce or eliminate the Fund's position in a security if it no longer believes the security will contribute to meeting the investment objectives of the Fund. In considering whether to sell a security, the Manager may evaluate, among other things, meaningful changes in the issuer's financial condition and competitiveness. The Manager continually evaluates market factors and comparative metrics to determine relative value.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Manager may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Floating Rate Loans Risk: The floating rate loans in which the Fund invests are usually rated below investment grade (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be less liquid than higher quality debt securities. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the Fund's investments in floating rate loans are more likely to decline.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Trading Market Risk: An active trading market may not exist for many of the Fund's loans. In addition, some loans may be subject to restrictions on their resale, which may prevent the Fund from obtaining the full value of the loan when it is sold. If this occurs, the Fund may experience a decline in its net asset value. Some of the Fund's investments may be considered to be illiquid.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund's investments in these instruments could lose money.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one- and five-year periods and for the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the Credit Suisse Leveraged Loan Index as its primary benchmark. The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, U.S. dollar-denominated non-investment-grade loans.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on May 3, 2004. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Unadjusted, the performance shown for the newer class would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2005-2012)

Best Quarter
2Q/09	13.81%
Worst Quarter
4Q/08	-18.29%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	3.97%	3.50%	3.60%
Class A	Class A Return Before Taxes	4.04%	3.60%	3.66%
Class B	Class B Return Before Taxes	3.39%	3.36%	3.21%
Class C	Class C Return Before Taxes	5.50%	3.36%	3.20%
Class I	Class I Return Before Taxes	7.63%	4.50%	4.31%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	6.07%	2.96%	2.60%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	4.93%	2.91%	2.65%
Credit Suisse Leveraged Loan Index	Credit Suisse Leveraged Loan Index	9.43%	4.81%	4.86%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Floating Rate Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also reflects Class B shares converting into Investor Class shares in year 4; fees could be lower if you are eligible to convert to Class A shares instead.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of floating rate loans and other floating rate debt securities. The Fund may also purchase fixed-income debt securities and money market securities or instruments. When New York Life Investment Management LLC, the Fund's Manager, believes that market or economic conditions are unfavorable to investors, up to 100% of the Fund's assets may be invested in money market or short-term debt securities. The Manager may also invest in these types of securities or hold cash, while looking for suitable investment opportunities or to maintain liquidity.

The Fund may invest up to 25% of its total assets in foreign securities which are generally U.S. dollar-denominated loans and other debt securities issued by one or more non-U.S. borrower(s) without a U.S. domiciled co-borrower.

Investment Process: The Manager seeks to identify investment opportunities based on the financial condition and competitiveness of individual companies. The Manager seeks to invest in companies with a high margin of safety that are leaders in industries with high barriers to entry. The Manager prefers companies with positive free cash flow, solid asset coverage and management teams with strong track records. In virtually every phase of the investment process, the Manager attempts to control risk and limit defaults.

Floating rate loans may offer a favorable yield spread over other short-term fixed-income alternatives. Historically, floating rate loans have displayed little correlation to the movements of U.S. common stocks, high-grade bonds and U.S. government securities. Some securities that are rated below investment grade by an independent rating agency, such as Standard & Poor's or Moody's Investor Service Inc., are commonly referred to as “junk bonds.” Floating rate loans are speculative investments and are usually rated below investment grade. They typically have less credit risk and historically have had lower default rates than junk bonds. These loans are typically the most senior source of capital in a borrower's capital structure and usually have certain of the borrower's assets pledged as collateral. Floating rate loans feature rates that reset regularly, maintaining a fixed spread over the London InterBank Offered Rate or the prime rates of large money-center banks. The interest rates for floating rate loans typically reset quarterly, although rates on some loans may adjust at other intervals. Floating rate loans mature, on average, in five to seven years, but loan maturity can be as long as nine years.

The Manager may reduce or eliminate the Fund's position in a security if it no longer believes the security will contribute to meeting the investment objectives of the Fund. In considering whether to sell a security, the Manager may evaluate, among other things, meaningful changes in the issuer's financial condition and competitiveness. The Manager continually evaluates market factors and comparative metrics to determine relative value.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Manager may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Floating Rate Loans Risk: The floating rate loans in which the Fund invests are usually rated below investment grade (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be less liquid than higher quality debt securities. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the Fund's investments in floating rate loans are more likely to decline.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Trading Market Risk: An active trading market may not exist for many of the Fund's loans. In addition, some loans may be subject to restrictions on their resale, which may prevent the Fund from obtaining the full value of the loan when it is sold. If this occurs, the Fund may experience a decline in its net asset value. Some of the Fund's investments may be considered to be illiquid.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund's investments in these instruments could lose money.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one- and five-year periods and for the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the Credit Suisse Leveraged Loan Index as its primary benchmark. The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, U.S. dollar-denominated non-investment-grade loans.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on May 3, 2004. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Unadjusted, the performance shown for the newer class would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2005-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
2Q/09	13.81%
Worst Quarter
4Q/08	-18.29%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	405
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	867
10 Years	rr_ExpenseExampleYear10	1,555
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.97%
5 Years	rr_AverageAnnualReturnYear05	3.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	398
3 Years	rr_ExpenseExampleYear03	606
5 Years	rr_ExpenseExampleYear05	831
10 Years	rr_ExpenseExampleYear10	1,477
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.04%
5 Years	rr_AverageAnnualReturnYear05	3.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class B
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
1 Year	rr_ExpenseExampleYear01	484
3 Years	rr_ExpenseExampleYear03	769
5 Years	rr_ExpenseExampleYear05	894
10 Years	rr_ExpenseExampleYear10	1,583
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	569
5 Years	rr_ExpenseExampleNoRedemptionYear05	894
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,583
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.39%
5 Years	rr_AverageAnnualReturnYear05	3.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
1 Year	rr_ExpenseExampleYear01	284
3 Years	rr_ExpenseExampleYear03	569
5 Years	rr_ExpenseExampleYear05	980
10 Years	rr_ExpenseExampleYear10	2,127
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	569
5 Years	rr_ExpenseExampleNoRedemptionYear05	980
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,127
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.50%
5 Years	rr_AverageAnnualReturnYear05	3.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
Annual Return 2005	rr_AnnualReturn2005	4.09%
Annual Return 2006	rr_AnnualReturn2006	6.15%
Annual Return 2007	rr_AnnualReturn2007	2.15%
Annual Return 2008	rr_AnnualReturn2008	(22.21%)
Annual Return 2009	rr_AnnualReturn2009	34.53%
Annual Return 2010	rr_AnnualReturn2010	8.66%
Annual Return 2011	rr_AnnualReturn2011	1.80%
Annual Return 2012	rr_AnnualReturn2012	7.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.29%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.63%
5 Years	rr_AverageAnnualReturnYear05	4.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.07%
5 Years	rr_AverageAnnualReturnYear05	2.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.93%
5 Years	rr_AverageAnnualReturnYear05	2.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Credit Suisse Leveraged Loan Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Credit Suisse Leveraged Loan Index
1 Year	rr_AverageAnnualReturnYear01	9.43%
5 Years	rr_AverageAnnualReturnYear05	4.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.86%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.60% on assets up to $1 billion; 0.575% on assets from $1 billion to $3 billion; and 0.565% on assets in excess of $3 billion.

MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund
MainStay Retirement 2040 Fund
Investment Objective
The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2040" in the Fund's name refers to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Fund. The Fund is designed for an investor who is seeking to retire between the years 2036 and 2045, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 54 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investmen
Shareholder Fees	Investor Class		Class A		Class I	Class R1	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay Retirement 2040 Fund		Investor Class	Class A	Class I	Class R1	Class R2	Class R3
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none	none	0.25%	0.50%
Other Expenses		0.66%	0.40%	0.40%	0.50%	0.50%	0.50%
Acquired (Underlying) Fund Fees and Expenses		0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	[1][2]	1.81%	1.55%	1.30%	1.40%	1.65%	1.90%
Waivers / Reimbursements	[1][2]	(0.54%)	(0.38%)	(0.38%)	(0.38%)	(0.38%)	(0.38%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1][2]	1.27%	1.17%	0.92%	1.02%	1.27%	1.52%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver the management fee would be 0.10%.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.475%; Class A, 0.375%; Class I, 0.125%; Class R1, 0.225%; Class R2, 0.475%; and Class R3, 0.725%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class I	Class R1	Class R2	Class R3
1 Year	672	663	94	104	129	155
3 Years	1,039	977	375	406	483	560
5 Years	1,429	1,314	676	730	861	991
10 Years	2,518	2,264	1,534	1,647	1,923	2,191

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds managed by New York Life Investments ("affiliated Underlying Funds"), mutual funds managed by an advisor not affiliated with New York Life Investments or exchange traded funds ("ETFs") ("unaffiliated Underlying Funds"), if a New York Life Investments managed mutual fund in a particular asset class is not available (collectively, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 14% (within a range of 4% to 24%) of its assets in Underlying Fixed-Income Funds and approximately 86% (within a range of 76% to 96%) of its assets in Underlying Equity Funds. The Underlying Equity Funds may consist of approximately 21% (within a range of 11% to 31%) of international equity funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 40% equities (within a range of 30% and 50%) and 60% fixed income (within a range of 50% and 70%). New York Life Investments may change the asset class allocations within the range stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested in across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2040, and continues to change, becoming more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). The Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets.

For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds can buy many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In times of unusual or adverse market, economic or political conditions, securities in which the Underlying Funds may invest may experience higher than normal default rates. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

Principal Risks of the Underlying Funds

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up (long-term debt securities will normally have more price volatility because of interest rate risk than short-term debt securities); (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Exchange Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Inadequate Retirement Income: An investment in the Fund is not guaranteed, and the Fund may experience losses, including losses near, at, or after the target date. The Fund is not a complete retirement program, and there is no guarantee that the Fund will provide sufficient retirement income to an investor at and through an investor's retirement. Moreover, there is no guarantee that the Fund's performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

The Fund may invest in unaffiliated Underlying Funds through an investment platform maintained by New York Life Investments. Unaffiliated Underlying Funds or their affiliates may pay New York Life Investments a fee in connection with their participation on this platform. In addition, unaffiliated Underlying Funds may pay service fees of up to 0.25% of average daily net assets attributable to investments by the Fund to NYLIM Service Company LLC, the Fund's transfer agent, for shareholder and subaccounting services in connection with the Fund's investments in the unaffiliated Underlying Funds. NYLIM Service Company LLC will use any such fees collected to offset or reduce the other expenses of the Funds, including the Fund's expenses for transfer agency services. New York Life Investments has procedures in place to monitor the selection process of unaffiliated Underlying Funds. Payment of service fees are not considered as part of the selection process.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2040 Composite Index as an additional benchmark. The Retirement 2040 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on June 29, 2007. Class R1 shares were first offered to the public on June 29, 2007, although this class of shares has not yet commenced operations as of the date of this Prospectus. As a result, the performance for Class R1 shares include the historical performance of Class A shares through December 31, 2012. Class R2 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until January 8, 2009. Therefore, performance figures for Class R2 shares include the historical performance of Class A shares through January 7, 2009. Class R3 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until May 1, 2008. Therefore, performance figures for Class R3 shares include the historical performance for Class A shares through April 30, 2008. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2008-2012)

Best Quarter
2Q/09	15.49%
Worst Quarter
4Q/08	-19.31%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	8.66%	(0.27%)	0.04%
Class A	Class A Return Before Taxes	8.65%	(0.20%)	0.10%
Class I	Class I Return Before Taxes	15.30%	1.21%	1.39%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	14.72%	0.54%	0.74%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	10.63%	0.82%	0.97%
Class R1	Class R1 Return Before Taxes	15.14%	1.08%	1.29%
Class R2	Class R2 Return Before Taxes	14.94%	0.87%	1.07%
Class R3	Class R3 Return Before Taxes	14.57%	0.58%	0.78%
S&P 500�� Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	1.26%
MSCI EAFE�� Index	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)	17.32%	(3.69%)	(3.29%)
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	4.22%	5.95%	6.50%
Retirement 2040 Composite Index	Retirement 2040 Composite Index (reflects no deductions for fees, expenses, or taxes)	14.75%	1.27%	1.13%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Retirement 2040 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2040" in the Fund's name refers to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Fund. The Fund is designed for an investor who is seeking to retire between the years 2036 and 2045, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 54 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investmen
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds managed by New York Life Investments ("affiliated Underlying Funds"), mutual funds managed by an advisor not affiliated with New York Life Investments or exchange traded funds ("ETFs") ("unaffiliated Underlying Funds"), if a New York Life Investments managed mutual fund in a particular asset class is not available (collectively, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 14% (within a range of 4% to 24%) of its assets in Underlying Fixed-Income Funds and approximately 86% (within a range of 76% to 96%) of its assets in Underlying Equity Funds. The Underlying Equity Funds may consist of approximately 21% (within a range of 11% to 31%) of international equity funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 40% equities (within a range of 30% and 50%) and 60% fixed income (within a range of 50% and 70%). New York Life Investments may change the asset class allocations within the range stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested in across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2040, and continues to change, becoming more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). The Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets.

For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds can buy many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In times of unusual or adverse market, economic or political conditions, securities in which the Underlying Funds may invest may experience higher than normal default rates. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

Risk, Heading	rr_RiskHeading	Principal Risks of the Underlying Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up (long-term debt securities will normally have more price volatility because of interest rate risk than short-term debt securities); (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Exchange Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Inadequate Retirement Income: An investment in the Fund is not guaranteed, and the Fund may experience losses, including losses near, at, or after the target date. The Fund is not a complete retirement program, and there is no guarantee that the Fund will provide sufficient retirement income to an investor at and through an investor's retirement. Moreover, there is no guarantee that the Fund's performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

The Fund may invest in unaffiliated Underlying Funds through an investment platform maintained by New York Life Investments. Unaffiliated Underlying Funds or their affiliates may pay New York Life Investments a fee in connection with their participation on this platform. In addition, unaffiliated Underlying Funds may pay service fees of up to 0.25% of average daily net assets attributable to investments by the Fund to NYLIM Service Company LLC, the Fund's transfer agent, for shareholder and subaccounting services in connection with the Fund's investments in the unaffiliated Underlying Funds. NYLIM Service Company LLC will use any such fees collected to offset or reduce the other expenses of the Funds, including the Fund's expenses for transfer agency services. New York Life Investments has procedures in place to monitor the selection process of unaffiliated Underlying Funds. Payment of service fees are not considered as part of the selection process.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2040 Composite Index as an additional benchmark. The Retirement 2040 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on June 29, 2007. Class R1 shares were first offered to the public on June 29, 2007, although this class of shares has not yet commenced operations as of the date of this Prospectus. As a result, the performance for Class R1 shares include the historical performance of Class A shares through December 31, 2012. Class R2 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until January 8, 2009. Therefore, performance figures for Class R2 shares include the historical performance of Class A shares through January 7, 2009. Class R3 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until May 1, 2008. Therefore, performance figures for Class R3 shares include the historical performance for Class A shares through April 30, 2008. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2008-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
2Q/09	15.49%
Worst Quarter
4Q/08	-19.31%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.27%	[2],[3]
1 Year	rr_ExpenseExampleYear01	672
3 Years	rr_ExpenseExampleYear03	1,039
5 Years	rr_ExpenseExampleYear05	1,429
10 Years	rr_ExpenseExampleYear10	2,518
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.66%
5 Years	rr_AverageAnnualReturnYear05	(0.27%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.04%
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.17%	[2],[3]
1 Year	rr_ExpenseExampleYear01	663
3 Years	rr_ExpenseExampleYear03	977
5 Years	rr_ExpenseExampleYear05	1,314
10 Years	rr_ExpenseExampleYear10	2,264
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.65%
5 Years	rr_AverageAnnualReturnYear05	(0.20%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.10%
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.92%	[2],[3]
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,534
Annual Return 2008	rr_AnnualReturn2008	(35.21%)
Annual Return 2009	rr_AnnualReturn2009	28.63%
Annual Return 2010	rr_AnnualReturn2010	13.94%
Annual Return 2011	rr_AnnualReturn2011	(3.03%)
Annual Return 2012	rr_AnnualReturn2012	15.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.31%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.30%
5 Years	rr_AverageAnnualReturnYear05	1.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.39%
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R1
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.02%	[2],[3]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	730
10 Years	rr_ExpenseExampleYear10	1,647
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.14%
5 Years	rr_AverageAnnualReturnYear05	1.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.27%	[2],[3]
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	483
5 Years	rr_ExpenseExampleYear05	861
10 Years	rr_ExpenseExampleYear10	1,923
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.94%
5 Years	rr_AverageAnnualReturnYear05	0.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.52%	[2],[3]
1 Year	rr_ExpenseExampleYear01	155
3 Years	rr_ExpenseExampleYear03	560
5 Years	rr_ExpenseExampleYear05	991
10 Years	rr_ExpenseExampleYear10	2,191
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.57%
5 Years	rr_AverageAnnualReturnYear05	0.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.78%
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.72%
5 Years	rr_AverageAnnualReturnYear05	0.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.63%
5 Years	rr_AverageAnnualReturnYear05	0.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | S&P 500�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | MSCI EAFE�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.29%)
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.50%
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Retirement 2040 Composite Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Retirement 2040 Composite Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.75%
5 Years	rr_AverageAnnualReturnYear05	1.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.13%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver the management fee would be 0.10%.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.475%; Class A, 0.375%; Class I, 0.125%; Class R1, 0.225%; Class R2, 0.475%; and Class R3, 0.725%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund
MainStay Retirement 2050 Fund
Investment Objective
The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2050" in the Fund's name refers to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Fund. The Fund is designed for an investor who is seeking to retire between the years 2046 and 2055, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 54 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class I	Class R1	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class I	Class R1	Class R2	Class R3
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none	none	0.25%	0.50%
Other Expenses		0.92%	0.50%	0.50%	0.60%	0.60%	0.60%
Acquired (Underlying) Fund Fees and Expenses		0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	[1][2]	2.07%	1.65%	1.40%	1.50%	1.75%	2.00%
Waivers / Reimbursements	[1][2]	(0.80%)	(0.48%)	(0.48%)	(0.48%)	(0.48%)	(0.48%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1][2]	1.27%	1.17%	0.92%	1.02%	1.27%	1.52%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver the management fee would be 0.10%.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.475%; Class A, 0.375%; Class I, 0.125%; Class R1, 0.225%; Class R2, 0.475%; and Class R3, 0.725%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class I	Class R1	Class R2	Class R3
1 Year	672	663	94	104	129	155
3 Years	1,090	997	396	427	504	581
5 Years	1,533	1,355	720	773	904	1,033
10 Years	2,758	2,359	1,638	1,750	2,023	2,289

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds managed by New York Life Investments ("affiliated Underlying Funds"), mutual funds managed by an advisor not affiliated with New York Life Investments or exchange traded funds ("ETFs") ("unaffiliated Underlying Funds"), if a New York Life Investments managed mutual fund in a particular asset class is not available (collectively, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 10% (within a range of 0% to 20%) of its assets in Underlying Fixed-Income Funds and approximately 90% (within a range of 80% to 100%) of its assets in Underlying Equity Funds. The Underlying Equity Funds may consist of approximately 22% (within a range of 12% to 32%) of international equity funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 40% equities (within a range of 30% and 50%) and 60% fixed income (within a range of 50% and 70%). New York Life Investments may change the asset class allocations within the ranges stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested in across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2050, and continues to change, becoming more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). The Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets.

For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds can buy many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In times of unusual or adverse market, economic or political conditions, securities in which the Underlying Funds may invest may experience higher than normal default rates. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

Principal Risks of the Underlying Funds

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up (long-term debt securities will normally have more price volatility because of interest rate risk than short-term debt securities); (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Exchange Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Inadequate Retirement Income: An investment in the Fund is not guaranteed, and the Fund may experience losses, including losses near, at, or after the target date. The Fund is not a complete retirement program, and there is no guarantee that the Fund will provide sufficient retirement income to an investor at and through an investor's retirement. Moreover, there is no guarantee that the Fund's performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

The Fund may invest in unaffiliated Underlying Funds through an investment platform maintained by New York Life Investments. Unaffiliated Underlying Funds or their affiliates may pay New York Life Investments a fee in connection with their participation on this platform. In addition, unaffiliated Underlying Funds may pay service fees of up to 0.25% of average daily net assets attributable to investments by the Fund to NYLIM Service Company LLC, the Fund's transfer agent, for shareholder and subaccounting services in connection with the Fund's investments in the unaffiliated Underlying Funds. NYLIM Service Company LLC will use any such fees collected to offset or reduce the other expenses of the Funds, including the Fund's expenses for transfer agency services. New York Life Investments has procedures in place to monitor the selection process of unaffiliated Underlying Funds. Payment of service fees are not considered as part of the selection process.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2050 Composite Index as an additional benchmark. The Retirement 2050 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on June 29, 2007. Class R1 shares were first offered to the public on June 29, 2007, although this class of shares has not yet commenced operations as of the date of this Prospectus. As a result, the performance for Class R1 shares include the historical performance of Class A shares through December 31, 2012. Class R2 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until January 8, 2009. Therefore, performance figures for Class R2 shares include the historical performance of Class A shares through January 7, 2009. Class R3 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until May 1, 2008. Therefore, performance figures for Class R3 shares include the historical performance for Class A shares through April 30, 2008. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2008-2012)

Best Quarter
2Q/09	16.14%
Worst Quarter
4Q/08	-20.06%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns MainStay Retirement 2050 Fund	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	8.89%	(0.67%)	(0.34%)
Class A	Class A Return Before Taxes	9.08%	(0.56%)	(0.23%)
Class I	Class I Return Before Taxes	15.63%	0.84%	1.06%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	15.19%	0.21%	0.43%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	10.75%	0.52%	0.69%
Class R1	Class R1 Return Before Taxes	15.59%	0.73%	0.95%
Class R2	Class R2 Return Before Taxes	15.13%	0.47%	0.69%
Class R3	Class R3 Return Before Taxes	14.94%	0.21%	0.44%
S&P 500�� Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	1.26%
MSCI EAFE�� Index	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)	17.32%	(3.69%)	(3.29%)
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	4.22%	5.95%	6.50%
Retirement 2050 Composite Index	Retirement 2050 Composite Index (reflects no deductions for fees, expenses, or taxes)	15.31%	0.83%	0.67%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Retirement 2050 Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to maximize total return over time consistent with its current investment allocation. Total return is defined as a combination of long-term growth of capital and current income. "2050" in the Fund's name refers to the approximate year an investor in the Fund would plan to retire and likely would stop making new investments in the Fund. The Fund is designed for an investor who is seeking to retire between the years 2046 and 2055, and who plans to withdraw the value of the investor's account in the Fund gradually after retirement.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 54 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in mutual funds managed by New York Life Investments ("affiliated Underlying Funds"), mutual funds managed by an advisor not affiliated with New York Life Investments or exchange traded funds ("ETFs") ("unaffiliated Underlying Funds"), if a New York Life Investments managed mutual fund in a particular asset class is not available (collectively, "Underlying Funds").

The Fund seeks to achieve its investment objective by normally investing approximately 10% (within a range of 0% to 20%) of its assets in Underlying Fixed-Income Funds and approximately 90% (within a range of 80% to 100%) of its assets in Underlying Equity Funds. The Underlying Equity Funds may consist of approximately 22% (within a range of 12% to 32%) of international equity funds. The asset mix will progressively reduce equity exposure and become more conservative during the ten years after the target retirement date, when it will become approximately 40% equities (within a range of 30% and 50%) and 60% fixed income (within a range of 50% and 70%). New York Life Investments may change the asset class allocations within the ranges stated above, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the broader target allocation to equity and fixed-income, and the determination of tactical asset allocation adjustments, which establish how the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) is to be invested in across asset classes.

The following chart illustrates the Fund's target allocation among the asset classes as of January 1, 2013, and how the target allocation will change over time as the Fund approaches its target retirement date of 2050, and continues to change, becoming more conservative over a period of time after retirement (approximately ten years). Target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above.

The second step in the portfolio construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and the determination of target weightings among the Underlying Funds for the Fund's portfolio. To provide broad diversification, the Fund may invest in Underlying Funds which invest in sub-asset classes, including U.S. and international equity styles (large-, mid- and small-cap, as well as growth, value and blended styles) and fixed-income sectors (investment grade, high yield, bank loan, international, emerging market and inflation-protected bonds), as well as other sub-asset classes (real estate investment trusts ("REITs"), commodities and market neutral strategies). The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). The Fund may invest in ETFs to gain broad market, sector or asset class exposure during periods when it has large amounts of uninvested cash.

New York Life Investments monitors the Fund's portfolio daily to ensure the Fund's actual asset class allocation among the Underlying Funds continues to conform to the Fund's target allocation over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets and various segments within those markets.

For cash management purposes or in response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocation, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash or cash equivalents.

The Underlying Funds can buy many types of equity and debt securities, including those issued by U.S. issuers and to a more limited extent, those issued by foreign issuers. Such investments could have a positive or adverse effect on the Underlying Funds' performance, which in turn, could have a similar effect on the Fund's performance. In times of unusual or adverse market, economic or political conditions, securities in which the Underlying Funds may invest may experience higher than normal default rates. In connection with the asset allocation process, the Fund may from time to time, invest more than 25% of its assets in one Underlying Fund.

Risk, Heading	rr_RiskHeading	Principal Risks of the Underlying Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up (long-term debt securities will normally have more price volatility because of interest rate risk than short-term debt securities); (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Exchange Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Inadequate Retirement Income: An investment in the Fund is not guaranteed, and the Fund may experience losses, including losses near, at, or after the target date. The Fund is not a complete retirement program, and there is no guarantee that the Fund will provide sufficient retirement income to an investor at and through an investor's retirement. Moreover, there is no guarantee that the Fund's performance will keep pace with or exceed the rate of inflation, which may reduce the value of your investment over time.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

The Fund may invest in unaffiliated Underlying Funds through an investment platform maintained by New York Life Investments. Unaffiliated Underlying Funds or their affiliates may pay New York Life Investments a fee in connection with their participation on this platform. In addition, unaffiliated Underlying Funds may pay service fees of up to 0.25% of average daily net assets attributable to investments by the Fund to NYLIM Service Company LLC, the Fund's transfer agent, for shareholder and subaccounting services in connection with the Fund's investments in the unaffiliated Underlying Funds. NYLIM Service Company LLC will use any such fees collected to offset or reduce the other expenses of the Funds, including the Fund's expenses for transfer agency services. New York Life Investments has procedures in place to monitor the selection process of unaffiliated Underlying Funds. Payment of service fees are not considered as part of the selection process.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Retirement 2050 Composite Index as an additional benchmark. The Retirement 2050 Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted according to the Fund’s current allocation, changing annually through the target retirement date.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on June 29, 2007. Class R1 shares were first offered to the public on June 29, 2007, although this class of shares has not yet commenced operations as of the date of this Prospectus. As a result, the performance for Class R1 shares include the historical performance of Class A shares through December 31, 2012. Class R2 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until January 8, 2009. Therefore, performance figures for Class R2 shares include the historical performance of Class A shares through January 7, 2009. Class R3 shares were first offered to the public on June 29, 2007, although this class of shares did not commence operations until May 1, 2008. Therefore, performance figures for Class R3 shares include the historical performance for Class A shares through April 30, 2008. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2008-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
2Q/09	16.14%
Worst Quarter
4Q/08	-20.06%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.27%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	672
3 Years	rr_ExpenseExampleYear03	1,090
5 Years	rr_ExpenseExampleYear05	1,533
10 Years	rr_ExpenseExampleYear10	2,758
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.89%
5 Years	rr_AverageAnnualReturnYear05	(0.67%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.34%)
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.17%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	663
3 Years	rr_ExpenseExampleYear03	997
5 Years	rr_ExpenseExampleYear05	1,355
10 Years	rr_ExpenseExampleYear10	2,359
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.08%
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.92%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	396
5 Years	rr_ExpenseExampleYear05	720
10 Years	rr_ExpenseExampleYear10	1,638
Annual Return 2008	rr_AnnualReturn2008	(36.89%)
Annual Return 2009	rr_AnnualReturn2009	29.46%
Annual Return 2010	rr_AnnualReturn2010	14.38%
Annual Return 2011	rr_AnnualReturn2011	(3.52%)
Annual Return 2012	rr_AnnualReturn2012	15.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.06%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.63%
5 Years	rr_AverageAnnualReturnYear05	0.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R1
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.02%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	427
5 Years	rr_ExpenseExampleYear05	773
10 Years	rr_ExpenseExampleYear10	1,750
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.59%
5 Years	rr_AverageAnnualReturnYear05	0.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.27%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	504
5 Years	rr_ExpenseExampleYear05	904
10 Years	rr_ExpenseExampleYear10	2,023
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.13%
5 Years	rr_AverageAnnualReturnYear05	0.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.52%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	155
3 Years	rr_ExpenseExampleYear03	581
5 Years	rr_ExpenseExampleYear05	1,033
10 Years	rr_ExpenseExampleYear10	2,289
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.94%
5 Years	rr_AverageAnnualReturnYear05	0.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.44%
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.19%
5 Years	rr_AverageAnnualReturnYear05	0.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.75%
5 Years	rr_AverageAnnualReturnYear05	0.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | S&P 500�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | MSCI EAFE�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.29%)
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.50%
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Retirement 2050 Composite Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Retirement 2050 Composite Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.31%
5 Years	rr_AverageAnnualReturnYear05	0.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.67%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive its management fees to 0.00%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver the management fee would be 0.10%.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.475%; Class A, 0.375%; Class I, 0.125%; Class R1, 0.225%; Class R2, 0.475%; and Class R3, 0.725%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund
MainStay Conservative Allocation Fund
Investment Objective
The Fund seeks current income and,
secondarily, long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 43 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class B	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)		none	none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none
Other Expenses		0.30%	0.12%	0.30%	0.30%	0.12%
Acquired (Underlying) Fund Fees and Expenses		0.87%	0.87%	0.87%	0.87%	0.87%
Total Annual Fund Operating Expenses	[1]	1.42%	1.24%	2.17%	2.17%	0.99%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.55%; Class A, 0.50%; Class B, 1.30%; Class C, 1.30%; and Class I, 0.25%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class B	Class C	Class I
1 Year	687	669	720	320	101
3 Years	975	922	979	679	315
5 Years	1,284	1,194	1,364	1,164	547
10 Years	2,158	1,967	2,313	2,503	1,213

Expense Example, No Redemption (USD $)	Class B	Class C
1 Year	220	220
3 Years	679	679
5 Years	1,164	1,164
10 Years	2,313	2,503

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in other MainStay Funds (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile, and invests in a distinct mix of Underlying Funds.

The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Fixed-Income Funds and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Equity Funds. The Underlying Equity Funds may consist of approximately 5% (within the range of 0% to 20%) of international equity funds. New York Life Investments may change the asset class allocations, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
MainStay Conservative Allocation Fund*	35%	5%	40%	60%

*Percentages represent target allocations, actual allocation percentages may vary up to +/-10% under normal conditions.

The second step in the portfolio's construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and determination of target weightings among the Underlying Funds for the Fund's portfolio. The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund also may invest in Underlying Funds that are money market funds.

New York Life Investments monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets, and various segments within those markets. In response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying Fund.

Principal Risks of the Underlying Funds

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. An investment in the Fund is not guaranteed, and you may experience losses. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests or poor security selection, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Conservative Allocation Composite Index as an additional benchmark. The Conservative Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted 35%, 5% and 60%, respectively.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on April 4, 2005. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, this performance would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2006-2012)

Best Quarter
3Q/09	9.83%
Worst Quarter
4Q/08	-8.84%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	4.68%	3.24%	4.78%
Class A	Class A Return Before Taxes	4.76%	3.31%	4.83%
Class B	Class B Return Before Taxes	4.89%	3.29%	4.77%
Class C	Class C Return Before Taxes	8.89%	3.64%	4.76%
Class I	Class I Return Before Taxes	11.26%	4.75%	5.92%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	10.26%	3.73%	4.77%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	7.99%	3.58%	4.53%
S&P 500�� Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	4.71%
MSCI EAFE�� Index	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)	17.32%	(3.69%)	3.84%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	4.22%	5.95%	5.65%
Conservative Allocation Composite Index	Conservative Allocation Composite Index (reflects no deductions for fees, expenses, or taxes)	9.05%	4.42%	5.58%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Conservative Allocation Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and,
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	secondarily, long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 43 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in other MainStay Funds (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile, and invests in a distinct mix of Underlying Funds.

The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Fixed-Income Funds and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Equity Funds. The Underlying Equity Funds may consist of approximately 5% (within the range of 0% to 20%) of international equity funds. New York Life Investments may change the asset class allocations, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
MainStay Conservative Allocation Fund*	35%	5%	40%	60%

*Percentages represent target allocations, actual allocation percentages may vary up to +/-10% under normal conditions.

The second step in the portfolio's construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and determination of target weightings among the Underlying Funds for the Fund's portfolio. The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund also may invest in Underlying Funds that are money market funds.

New York Life Investments monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets, and various segments within those markets. In response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying Fund.

Risk, Heading	rr_RiskHeading	Principal Risks of the Underlying Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. An investment in the Fund is not guaranteed, and you may experience losses. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests or poor security selection, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Conservative Allocation Composite Index as an additional benchmark. The Conservative Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted 35%, 5% and 60%, respectively.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on April 4, 2005. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, this performance would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2006-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
3Q/09	9.83%
Worst Quarter
4Q/08	-8.84%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	687
3 Years	rr_ExpenseExampleYear03	975
5 Years	rr_ExpenseExampleYear05	1,284
10 Years	rr_ExpenseExampleYear10	2,158
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.68%
5 Years	rr_AverageAnnualReturnYear05	3.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	669
3 Years	rr_ExpenseExampleYear03	922
5 Years	rr_ExpenseExampleYear05	1,194
10 Years	rr_ExpenseExampleYear10	1,967
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.76%
5 Years	rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class B
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	720
3 Years	rr_ExpenseExampleYear03	979
5 Years	rr_ExpenseExampleYear05	1,364
10 Years	rr_ExpenseExampleYear10	2,313
1 Year	rr_ExpenseExampleNoRedemptionYear01	220
3 Years	rr_ExpenseExampleNoRedemptionYear03	679
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,313
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	3.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	320
3 Years	rr_ExpenseExampleYear03	679
5 Years	rr_ExpenseExampleYear05	1,164
10 Years	rr_ExpenseExampleYear10	2,503
1 Year	rr_ExpenseExampleNoRedemptionYear01	220
3 Years	rr_ExpenseExampleNoRedemptionYear03	679
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,503
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.89%
5 Years	rr_AverageAnnualReturnYear05	3.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
Annual Return 2006	rr_AnnualReturn2006	9.22%
Annual Return 2007	rr_AnnualReturn2007	7.58%
Annual Return 2008	rr_AnnualReturn2008	(17.59%)
Annual Return 2009	rr_AnnualReturn2009	21.08%
Annual Return 2010	rr_AnnualReturn2010	10.77%
Annual Return 2011	rr_AnnualReturn2011	2.58%
Annual Return 2012	rr_AnnualReturn2012	11.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.84%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	4.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.26%
5 Years	rr_AverageAnnualReturnYear05	3.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.99%
5 Years	rr_AverageAnnualReturnYear05	3.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | S&P 500�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | MSCI EAFE�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Conservative Allocation Composite Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Conservative Allocation Composite Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.05%
5 Years	rr_AverageAnnualReturnYear05	4.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.58%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.55%; Class A, 0.50%; Class B, 1.30%; Class C, 1.30%; and Class I, 0.25%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund
MainStay Moderate Allocation Fund
Investment Objective
The Fund seeks long-term growth of capital and,
secondarily, current income.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 43 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class B	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)		none	none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none
Other Expenses		0.29%	0.10%	0.29%	0.29%	0.10%
Acquired (Underlying) Fund Fees and Expenses		1.02%	1.02%	1.02%	1.02%	1.02%
Total Annual Fund Operating Expenses	[1]	1.56%	1.37%	2.31%	2.31%	1.12%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.55%; Class A, 0.50%; Class B, 1.30%; Class C, 1.30%; and Class I, 0.25%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class B	Class C	Class I
Expense Example, With Redemption, 1 Year	700	682	734	334	114
Expense Example, With Redemption, 3 Years	1,016	960	1,021	721	356
Expense Example, With Redemption, 5 Years	1,353	1,259	1,435	1,235	617
Expense Example, With Redemption, 10 Years	2,304	2,106	2,458	2,646	1,363

Expense Example, No Redemption (USD $)	Class B	Class C
1 Year	234	234
3 Years	721	721
5 Years	1,235	1,235
10 Years	2,458	2,646

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in other MainStay Funds (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile, and invests in a distinct mix of Underlying Funds.

The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Equity Funds, and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Fixed-Income Funds. The Underlying Equity Funds may consist of approximately 10% (within a range of 0% to 20%) of international equity funds. New York Life Investments may change the asset class allocations, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
MainStay Moderate Allocation Fund*	50%	10%	60%	40%

*Percentages represent target allocations, actual allocation percentages may vary up to +/-10% under normal conditions.

The second step in the portfolio's construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and determination of target weightings among the Underlying Funds for the Fund's portfolio. The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund also may invest in Underlying Funds that are money market funds.

New York Life Investments monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets, and various segments within those markets. In response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying Fund.

Principal Risks of the Underlying Funds

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. An investment in the Fund is not guaranteed, and you may experience losses. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests or poor security selection, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Moderate Allocation Composite Index as an additional benchmark. The Moderate Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted 50%, 10% and 40%, respectively.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on April 4, 2005. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, this performance would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2006-2012)

Best Quarter
3Q/09	11.90%
Worst Quarter
4Q/08	-12.77%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	6.56%	1.97%	4.65%
Class A	Class A Return Before Taxes	6.66%	2.05%	4.70%
Class B	Class B Return Before Taxes	6.84%	1.99%	4.61%
Class C	Class C Return Before Taxes	10.84%	2.33%	4.61%
Class I	Class I Return Before Taxes	13.19%	3.47%	5.75%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	12.63%	2.80%	4.86%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	9.02%	2.66%	4.54%
S&P 500�� Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	4.71%
MSCI EAFE�� Index	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)	17.32%	(3.69%)	3.84%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	4.22%	5.95%	5.65%
Moderate Allocation Composite Index	Moderate Allocation Composite Index (reflects no deductions for fees, expenses, or taxes)	11.50%	3.31%	5.37%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Moderate Allocation Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and,
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	secondarily, current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 43 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in other MainStay Funds (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile, and invests in a distinct mix of Underlying Funds.

The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Equity Funds, and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Fixed-Income Funds. The Underlying Equity Funds may consist of approximately 10% (within a range of 0% to 20%) of international equity funds. New York Life Investments may change the asset class allocations, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
MainStay Moderate Allocation Fund*	50%	10%	60%	40%

*Percentages represent target allocations, actual allocation percentages may vary up to +/-10% under normal conditions.

The second step in the portfolio's construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and determination of target weightings among the Underlying Funds for the Fund's portfolio. The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund also may invest in Underlying Funds that are money market funds.

New York Life Investments monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets, and various segments within those markets. In response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying Fund.

Risk, Heading	rr_RiskHeading	Principal Risks of the Underlying Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. An investment in the Fund is not guaranteed, and you may experience losses. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests or poor security selection, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Moderate Allocation Composite Index as an additional benchmark. The Moderate Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted 50%, 10% and 40%, respectively.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on April 4, 2005. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, this performance would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2006-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
3Q/09	11.90%
Worst Quarter
4Q/08	-12.77%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[2]
1 Year	rr_ExpenseExampleYear01	700
3 Years	rr_ExpenseExampleYear03	1,016
5 Years	rr_ExpenseExampleYear05	1,353
10 Years	rr_ExpenseExampleYear10	2,304
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.56%
5 Years	rr_AverageAnnualReturnYear05	1.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[2]
1 Year	rr_ExpenseExampleYear01	682
3 Years	rr_ExpenseExampleYear03	960
5 Years	rr_ExpenseExampleYear05	1,259
10 Years	rr_ExpenseExampleYear10	2,106
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.66%
5 Years	rr_AverageAnnualReturnYear05	2.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class B
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[2]
1 Year	rr_ExpenseExampleYear01	734
3 Years	rr_ExpenseExampleYear03	1,021
5 Years	rr_ExpenseExampleYear05	1,435
10 Years	rr_ExpenseExampleYear10	2,458
1 Year	rr_ExpenseExampleNoRedemptionYear01	234
3 Years	rr_ExpenseExampleNoRedemptionYear03	721
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,235
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,458
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.84%
5 Years	rr_AverageAnnualReturnYear05	1.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[2]
1 Year	rr_ExpenseExampleYear01	334
3 Years	rr_ExpenseExampleYear03	721
5 Years	rr_ExpenseExampleYear05	1,235
10 Years	rr_ExpenseExampleYear10	2,646
1 Year	rr_ExpenseExampleNoRedemptionYear01	234
3 Years	rr_ExpenseExampleNoRedemptionYear03	721
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,235
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,646
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.84%
5 Years	rr_AverageAnnualReturnYear05	2.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
Annual Return 2006	rr_AnnualReturn2006	11.63%
Annual Return 2007	rr_AnnualReturn2007	8.62%
Annual Return 2008	rr_AnnualReturn2008	(24.59%)
Annual Return 2009	rr_AnnualReturn2009	23.23%
Annual Return 2010	rr_AnnualReturn2010	11.83%
Annual Return 2011	rr_AnnualReturn2011	0.80%
Annual Return 2012	rr_AnnualReturn2012	13.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.77%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.19%
5 Years	rr_AverageAnnualReturnYear05	3.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.75%
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.63%
5 Years	rr_AverageAnnualReturnYear05	2.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.02%
5 Years	rr_AverageAnnualReturnYear05	2.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | S&P 500�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | MSCI EAFE�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Moderate Allocation Composite Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Moderate Allocation Composite Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.50%
5 Years	rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.37%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.55%; Class A, 0.50%; Class B, 1.30%; Class C, 1.30%; and Class I, 0.25%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund
MainStay Moderate Growth Allocation Fund
Investment Objective
The Fund seeks long-term growth of capital and,
secondarily, current income.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 43 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investmen)
Annual Fund Operating Expenses		Investor Class	Class A	Class B	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)		none	none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none
Other Expenses		0.32%	0.12%	0.32%	0.32%	0.12%
Acquired (Underlying) Fund Fees and Expenses		1.17%	1.17%	1.17%	1.17%	1.17%
Total Annual Fund Operating Expenses	[1]	1.74%	1.54%	2.49%	2.49%	1.29%
Waivers / Reimbursements	[1]	(0.02%)	none	(0.02%)	(0.02%)	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1]	1.72%	1.54%	2.47%	2.47%	1.29%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.55%; Class A, 0.50%; Class B, 1.30%; Class C, 1.30%; and Class I, 0.25%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class B	Class C	Class I
1 Year	715	698	750	350	131
3 Years	1,066	1,010	1,074	774	409
5 Years	1,440	1,343	1,524	1,324	708
10 Years	2,487	2,284	2,640	2,824	1,556

Expense Example, No Redemption (USD $)	Class B	Class C
1 Year	250	250
3 Years	774	774
5 Years	1,324	1,324
10 Years	2,640	2,824

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in other MainStay Funds (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile, and invests in a distinct mix of Underlying Funds.

The Fund seeks to achieve its investment objective by normally investing approximately 80% (within a range of 70% to 90%) of its assets in Underlying Equity Funds, approximately 20% (within a range of 10% to 30%) of its assets in Underlying Fixed-Income Funds. The Underlying Equity Funds may consist of approximately 15% (within a range of 5% to 25%) of international equity funds. New York Life Investments may change the asset class allocation, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
MainStay Moderate Growth Allocation Fund*	65%	15%	80%	20%

*Percentages represent target allocations, actual allocation percentages may vary up to +/-10% under normal conditions.

The second step in the portfolio's construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and determination of target weightings among the Underlying Funds for the Fund's portfolio. The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund also may invest in Underlying Funds that are money market funds.

New York Life Investments monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets, and various segments within those markets. In response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying Fund.

Principal Risks of the Underlying Funds

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. An investment in the Fund is not guaranteed, and you may experience losses. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests or poor security selection, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Moderate Growth Allocation Composite Index as an additional benchmark. The Moderate Growth Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted 65%, 15% and 20%, respectively.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on April 4, 2005. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, this performance would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares

Best Quarter
3Q/09	14.39%
Worst Quarter
4Q/08	- 17.67%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	7.74%	0.53%	4.17%
Class A	Class A Return Before Taxes	7.93%	0.61%	4.23%
Class B	Class B Return Before Taxes	8.10%	0.52%	4.14%
Class C	Class C Return Before Taxes	12.10%	0.90%	4.14%
Class I	Class I Return Before Taxes	14.48%	2.02%	5.30%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	14.16%	1.59%	4.63%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	9.91%	1.57%	4.30%
S&P 500�� Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	4.71%
MSCI EAFE�� Index	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)	17.32%	(3.69%)	3.84%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	4.22%	5.95%	5.65%
Moderate Growth Allocation Composite Index	Moderate Growth Allocation Composite Index (reflects no deductions for fees, expenses, or taxes)	13.93%	2.05%	5.04%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Moderate Growth Allocation Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and,
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	secondarily, current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 43 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investmen)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in other MainStay Funds (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile, and invests in a distinct mix of Underlying Funds.

The Fund seeks to achieve its investment objective by normally investing approximately 80% (within a range of 70% to 90%) of its assets in Underlying Equity Funds, approximately 20% (within a range of 10% to 30%) of its assets in Underlying Fixed-Income Funds. The Underlying Equity Funds may consist of approximately 15% (within a range of 5% to 25%) of international equity funds. New York Life Investments may change the asset class allocation, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
MainStay Moderate Growth Allocation Fund*	65%	15%	80%	20%

*Percentages represent target allocations, actual allocation percentages may vary up to +/-10% under normal conditions.

The second step in the portfolio's construction process involves the actual selection of Underlying Funds to represent the two broad asset classes indicated above and determination of target weightings among the Underlying Funds for the Fund's portfolio. The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund also may invest in Underlying Funds that are money market funds.

New York Life Investments monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets, and various segments within those markets. In response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying Fund.

Risk, Heading	rr_RiskHeading	Principal Risks of the Underlying Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. An investment in the Fund is not guaranteed, and you may experience losses. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests or poor security selection, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of three broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. The Fund has selected the Moderate Growth Allocation Composite Index as an additional benchmark. The Moderate Growth Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index and the Barclays U.S. Aggregate Bond Index weighted 65%, 15% and 20%, respectively.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on April 4, 2005. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, this performance would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
3Q/09	14.39%
Worst Quarter
4Q/08	- 17.67%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.72%	[2]
1 Year	rr_ExpenseExampleYear01	715
3 Years	rr_ExpenseExampleYear03	1,066
5 Years	rr_ExpenseExampleYear05	1,440
10 Years	rr_ExpenseExampleYear10	2,487
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.74%
5 Years	rr_AverageAnnualReturnYear05	0.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.54%	[2]
1 Year	rr_ExpenseExampleYear01	698
3 Years	rr_ExpenseExampleYear03	1,010
5 Years	rr_ExpenseExampleYear05	1,343
10 Years	rr_ExpenseExampleYear10	2,284
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.93%
5 Years	rr_AverageAnnualReturnYear05	0.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class B
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	2.47%	[2]
1 Year	rr_ExpenseExampleYear01	750
3 Years	rr_ExpenseExampleYear03	1,074
5 Years	rr_ExpenseExampleYear05	1,524
10 Years	rr_ExpenseExampleYear10	2,640
1 Year	rr_ExpenseExampleNoRedemptionYear01	250
3 Years	rr_ExpenseExampleNoRedemptionYear03	774
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,324
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,640
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.10%
5 Years	rr_AverageAnnualReturnYear05	0.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	2.47%	[2]
1 Year	rr_ExpenseExampleYear01	350
3 Years	rr_ExpenseExampleYear03	774
5 Years	rr_ExpenseExampleYear05	1,324
10 Years	rr_ExpenseExampleYear10	2,824
1 Year	rr_ExpenseExampleNoRedemptionYear01	250
3 Years	rr_ExpenseExampleNoRedemptionYear03	774
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,324
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,824
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.10%
5 Years	rr_AverageAnnualReturnYear05	0.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.29%	[2]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
Annual Return 2006	rr_AnnualReturn2006	13.94%
Annual Return 2007	rr_AnnualReturn2007	8.89%
Annual Return 2008	rr_AnnualReturn2008	(32.37%)
Annual Return 2009	rr_AnnualReturn2009	27.68%
Annual Return 2010	rr_AnnualReturn2010	13.21%
Annual Return 2011	rr_AnnualReturn2011	(1.27%)
Annual Return 2012	rr_AnnualReturn2012	14.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.67%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.48%
5 Years	rr_AverageAnnualReturnYear05	2.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.16%
5 Years	rr_AverageAnnualReturnYear05	1.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.91%
5 Years	rr_AverageAnnualReturnYear05	1.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | S&P 500�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | MSCI EAFE�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Moderate Growth Allocation Composite Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Moderate Growth Allocation Composite Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.93%
5 Years	rr_AverageAnnualReturnYear05	2.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.04%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.55%; Class A, 0.50%; Class B, 1.30%; Class C, 1.30%; and Class I, 0.25%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund
MainStay Growth Allocation Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 43 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class B	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)		none	none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none
Other Expenses		0.38%	0.17%	0.38%	0.38%	0.17%
Acquired (Underlying) Fund Fees and Expenses		1.27%	1.27%	1.27%	1.27%	1.27%
Total Annual Fund Operating Expenses	[1]	1.90%	1.69%	2.65%	2.65%	1.44%
Waivers / Reimbursements	[1]	(0.08%)	none	(0.08%)	(0.08%)	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1]	1.82%	1.69%	2.57%	2.57%	1.44%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.55%; Class A, 0.50%; Class B, 1.30%; Class C, 1.30%; and Class I, 0.25%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class B	Class C	Class I
1 Year	725	712	760	360	147
3 Years	1,107	1,053	1,116	816	456
5 Years	1,513	1,417	1,598	1,398	787
10 Years	2,644	2,438	2,796	2,977	1,724

Expense Example, No Redemption (USD $)	Class B	Class C
1 Year	260	260
3 Years	816	816
5 Years	1,398	1,398
10 Years	2,796	2,977

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in other MainStay Funds (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile, and invests in a distinct mix of Underlying Funds.

The Fund seeks to achieve its investment objective by normally investing substantially all of its assets in Underlying Equity Funds (normally within a range of 90% to 100%). The Underlying Equity Funds may consist of approximately 20% (within a range of 10% to 30%) of international equity funds. The Fund may invest up to 10% of its assets in Underlying Fixed-Income Funds. New York Life Investments may change the asset class allocation, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
MainStay Growth Allocation Fund*	80%	20%	100%	0%

*Percentages represent target allocations, actual allocation percentages may vary up to +/-10% under normal conditions.

The second step in the portfolio's construction process involves the actual selection of Underlying Funds to represent the broad asset classes indicated above and determination of target weightings among the Underlying Funds for the Fund's portfolio. The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund also may invest in Underlying Funds that are money market funds.

New York Life Investments monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets, and various segments within those markets. In response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying Fund.

Principal Risks of the Underlying Funds

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. An investment in the Fund is not guaranteed, and you may experience losses. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests or poor security selection, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of two broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Growth Allocation Composite Index as an additional benchmark. The Growth Allocation Composite Index consists of the S&P 500® Index and the MSCI EAFE® Index weighted 80% and 20%, respectively.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on April 4, 2005. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, this performance would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2006-2012)

Best Quarter
3Q/09	16.04%
Worst Quarter
4Q/08	-20.72%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	8.53%	(1.26%)	3.46%
Class A	Class A Return Before Taxes	8.55%	(1.21%)	3.49%
Class B	Class B Return Before Taxes	8.98%	(1.27%)	3.44%
Class C	Class C Return Before Taxes	12.85%	(0.89%)	3.45%
Class I	Class I Return Before Taxes	15.40%	0.17%	4.59%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	15.21%	(0.04%)	4.08%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	10.39%	0.09%	3.78%
S&P 500�� Index	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	4.71%
MSCI EAFE�� Index	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)	17.32%	(3.69%)	3.84%
Growth Allocation Composite Index	Growth Allocation Composite Index (reflects no deductions for fees, expenses, or taxes)	16.34%	0.64%	4.59%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Growth Allocation Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 43 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in other MainStay Funds (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile, and invests in a distinct mix of Underlying Funds.

The Fund seeks to achieve its investment objective by normally investing substantially all of its assets in Underlying Equity Funds (normally within a range of 90% to 100%). The Underlying Equity Funds may consist of approximately 20% (within a range of 10% to 30%) of international equity funds. The Fund may invest up to 10% of its assets in Underlying Fixed-Income Funds. New York Life Investments may change the asset class allocation, the Underlying Funds in which the Fund invests, or the target weighting without prior approval from shareholders. With respect to investments in Underlying Equity Funds with a global mandate, as determined by an independent monitoring firm, the assets will be allocated equally between U.S. equity funds and international equity funds for the purpose of calculating weighting in these asset classes.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
MainStay Growth Allocation Fund*	80%	20%	100%	0%

*Percentages represent target allocations, actual allocation percentages may vary up to +/-10% under normal conditions.

The second step in the portfolio's construction process involves the actual selection of Underlying Funds to represent the broad asset classes indicated above and determination of target weightings among the Underlying Funds for the Fund's portfolio. The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund also may invest in Underlying Funds that are money market funds.

New York Life Investments monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets, and various segments within those markets. In response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying Fund.

Risk, Heading	rr_RiskHeading	Principal Risks of the Underlying Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money. An investment in the Fund is not guaranteed, and you may experience losses. The Fund's level of risk will depend on its investment allocation in the Underlying Funds. Principal risks of the Underlying Funds which could adversely affect the performance of the Fund, may include:

Market Changes Risk: The value of an Underlying Fund's investments may change because of broad changes in the markets in which the Underlying Fund invests or poor security selection, which could cause the Underlying Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Underlying Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying Fund's income if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of an Underlying Fund's investments in foreign securities. Foreign securities may also subject an Underlying Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Fund could pay more than the market value when buying Underlying Fund shares or receive less than the market value when selling Underlying Fund shares. Liquidity risk may also refer to the risk that an Underlying Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Fund to lose money. The ability of an Underlying Fund to successfully utilize these instruments may depend on the ability of the Underlying Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited. An Underlying Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an Underlying Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an Underlying Fund is employing a form of leverage which creates special risks.

The Underlying Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Until an Underlying Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Fund may not be able to substitute or sell the pledged collateral. Additionally, an Underlying Fund must maintain sufficient liquid assets (less any additional collateral pledged to or held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

Value Stock Risk: Value stocks may never reach what the Underlying Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Underlying Fund's that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the Underlying Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Fund has set limitations on the amount of assets that may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund and changes in the value of that Underlying Fund may have a significant effect on the net asset value of the Fund. Similarly, the extent to which an Underlying Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Fund, depending on the Fund's level of investment in that Underlying Fund.

Conflicts of Interest: Potential conflicts of interest situations could occur. For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to it and its affiliates by some Underlying Funds are higher than the fees paid by other Underlying Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Fund could be adverse to the interest of an Underlying Fund or vice versa.

New York Life Investments and the portfolio managers have a fiduciary duty to the Fund to act in the Fund's best interests when selecting Underlying Funds. Under the oversight of the Fund’s Board of Trustees, New York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Fund and the Underlying Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Fund shares. When New York Life Investments determines to initiate a transaction with an Underlying Fund, New York Life Investments generally coordinates directly with the portfolio managers of the Underlying Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York Life Investments' ability to fully implement the Fund's investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of two broad-based securities market indices as well as a composite index. The Fund has selected the Standard & Poor’s 500® Index (“S&P 500® Index”) as its primary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The Fund has selected the MSCI EAFE® Index as a secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Fund has selected the Growth Allocation Composite Index as an additional benchmark. The Growth Allocation Composite Index consists of the S&P 500® Index and the MSCI EAFE® Index weighted 80% and 20%, respectively.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on April 4, 2005. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, this performance would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2006-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
3Q/09	16.04%
Worst Quarter
4Q/08	-20.72%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.82%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	725
3 Years	rr_ExpenseExampleYear03	1,107
5 Years	rr_ExpenseExampleYear05	1,513
10 Years	rr_ExpenseExampleYear10	2,644
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.53%
5 Years	rr_AverageAnnualReturnYear05	(1.26%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.69%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	712
3 Years	rr_ExpenseExampleYear03	1,053
5 Years	rr_ExpenseExampleYear05	1,417
10 Years	rr_ExpenseExampleYear10	2,438
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.55%
5 Years	rr_AverageAnnualReturnYear05	(1.21%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class B
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	2.57%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	760
3 Years	rr_ExpenseExampleYear03	1,116
5 Years	rr_ExpenseExampleYear05	1,598
10 Years	rr_ExpenseExampleYear10	2,796
1 Year	rr_ExpenseExampleNoRedemptionYear01	260
3 Years	rr_ExpenseExampleNoRedemptionYear03	816
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,398
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,796
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.98%
5 Years	rr_AverageAnnualReturnYear05	(1.27%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	2.57%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	360
3 Years	rr_ExpenseExampleYear03	816
5 Years	rr_ExpenseExampleYear05	1,398
10 Years	rr_ExpenseExampleYear10	2,977
1 Year	rr_ExpenseExampleNoRedemptionYear01	260
3 Years	rr_ExpenseExampleNoRedemptionYear03	816
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,398
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,977
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.85%
5 Years	rr_AverageAnnualReturnYear05	(0.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[2]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.44%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	147
3 Years	rr_ExpenseExampleYear03	456
5 Years	rr_ExpenseExampleYear05	787
10 Years	rr_ExpenseExampleYear10	1,724
Annual Return 2006	rr_AnnualReturn2006	15.87%
Annual Return 2007	rr_AnnualReturn2007	9.83%
Annual Return 2008	rr_AnnualReturn2008	(37.87%)
Annual Return 2009	rr_AnnualReturn2009	27.39%
Annual Return 2010	rr_AnnualReturn2010	13.50%
Annual Return 2011	rr_AnnualReturn2011	(2.69%)
Annual Return 2012	rr_AnnualReturn2012	15.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.72%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.40%
5 Years	rr_AverageAnnualReturnYear05	0.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.39%
5 Years	rr_AverageAnnualReturnYear05	0.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | S&P 500�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | MSCI EAFE�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Growth Allocation Composite Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Growth Allocation Composite Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.34%
5 Years	rr_AverageAnnualReturnYear05	0.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.59%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: Investor Class, 0.55%; Class A, 0.50%; Class B, 1.30%; Class C, 1.30%; and Class I, 0.25%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund
MainStay Indexed Bond Fund
Investment Objective
The Fund seeks investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Fund's primary benchmark index.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		3.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none
Other Expenses		0.44%	0.22%	0.22%
Total Annual Fund Operating Expenses	[2]	0.94%	0.72%	0.47%
Waivers / Reimbursements	[2]	(0.02%)	none	(0.04%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	0.92%	0.72%	0.43%
[1]	The management fee is as follows: 0.25% on assets up to $1 billion; and 0.20% on assets in excess of $1 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Investor Class, 0.92%; Class A, 0.82%; and Class I, 0.43%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class I
1 Year	391	371	44
3 Years	589	523	147
5 Years	803	689	259
10 Years	1,418	1,168	588

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 174% of the average value of its portfolio.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in fixed-income securities that New York Life Investments, the Fund's Manager, believes will replicate the performance of the Barclays U.S. Aggregate Bond Index. The Barclays U.S. Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with components for government and corporate securities, mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Index funds, such as the Fund, seek to match the return on their respective indices gross of fees, unlike other actively managed funds which generally seek to beat an index or indices. No attempt is made to manage the Fund in an active manner by using economic, financial or market analysis.

The Fund may invest in U.S. dollar-denominated foreign securities that are issued by companies organized outside the U.S. The Fund may also invest in variable rate notes, floaters and mortgage-related and asset-backed securities.

The Fund may invest in mortgage dollar rolls, which are transactions in which the Fund sells securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis.

The Fund may invest up to 20% of its total assets in options and futures contracts to maintain cash reserves while being fully invested, to facilitate trading or to reduce transaction costs. The Fund may invest in such derivatives to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: The Manager employs an analytical approach to tracking the securities that comprise the Barclays U.S. Aggregate Bond Index. Using this method, the Fund invests in fixed-income securities which, in the aggregate, are expected to approximate the performance of the Barclays U.S. Aggregate Bond Index. Changes in the characteristics or the composition of the Barclays U.S. Aggregate Bond Index may, from time to time, warrant adjustments to the Fund's portfolio. The correlation between the investment performance of the Fund and the Barclays U.S. Aggregate Bond Index is expected to be at least 0.95, on an annual basis, before fees and expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Barclays U.S. Aggregate Bond Index.

The average life of the securities in the Fund's portfolio will approximate that of securities in the Barclays U.S. Aggregate Bond Index, which will vary from time to time.

The Manager may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Manager may not produce the desired results.

Index Strategy Risk: The Fund employs an index strategy that invests in fixed-income securities which, in the aggregate, are expected to approximate the performance of the Barclays U.S. Aggregate Bond Index regardless of market trends. Therefore, the adverse performance of a particular security ordinarily will not result in the elimination of the security from the Fund's portfolio. Also, the Fund's fees and expenses will reduce the Fund's returns, unlike those of the index.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

There is no assurance that the investment performance of the Fund will equal or exceed that of the Barclays U.S. Aggregate Bond Index. If the value of the Barclays U.S. Aggregate Bond Index declines, the net asset value of shares of the Fund are also likely to decline. The Fund's ability to track the Barclays U.S. Aggregate Bond Index may be affected by, among other things, transaction costs; changes in either the composition of the Barclays U.S. Aggregate Bond Index or the number of bonds outstanding for the components of the Barclays U.S. Aggregate Bond Index; and timing and amount of purchases and redemptions of the Fund's shares.

Mortgage Dollar Roll Transaction Risk: A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Barclays U.S. Aggregate Bond Index as its primary benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2003-2012)

Best Quarter
4Q/08	5.94%
Worst Quarter
2Q/04	-2.54%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns MainStay Indexed Bond Fund	Average Annual Returns, Label	1 Year	5 Years	10 Years
Investor Class	Investor Class Return Before Taxes	0.22%	4.75%	4.20%
Class A	Class A Return Before Taxes	0.25%	4.85%	4.25%
Class I	Class I Return Before Taxes	3.84%	5.91%	4.94%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	2.60%	4.32%	3.40%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	2.76%	4.20%	3.35%
Barclays U.S. Aggregate Bond Index	Barclays U .S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	4.22%	5.95%	5.18%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Indexed Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Fund's primary benchmark index.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 174% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	174.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in fixed-income securities that New York Life Investments, the Fund's Manager, believes will replicate the performance of the Barclays U.S. Aggregate Bond Index. The Barclays U.S. Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with components for government and corporate securities, mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Index funds, such as the Fund, seek to match the return on their respective indices gross of fees, unlike other actively managed funds which generally seek to beat an index or indices. No attempt is made to manage the Fund in an active manner by using economic, financial or market analysis.

The Fund may invest in U.S. dollar-denominated foreign securities that are issued by companies organized outside the U.S. The Fund may also invest in variable rate notes, floaters and mortgage-related and asset-backed securities.

The Fund may invest in mortgage dollar rolls, which are transactions in which the Fund sells securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis.

The Fund may invest up to 20% of its total assets in options and futures contracts to maintain cash reserves while being fully invested, to facilitate trading or to reduce transaction costs. The Fund may invest in such derivatives to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: The Manager employs an analytical approach to tracking the securities that comprise the Barclays U.S. Aggregate Bond Index. Using this method, the Fund invests in fixed-income securities which, in the aggregate, are expected to approximate the performance of the Barclays U.S. Aggregate Bond Index. Changes in the characteristics or the composition of the Barclays U.S. Aggregate Bond Index may, from time to time, warrant adjustments to the Fund's portfolio. The correlation between the investment performance of the Fund and the Barclays U.S. Aggregate Bond Index is expected to be at least 0.95, on an annual basis, before fees and expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Barclays U.S. Aggregate Bond Index.

The average life of the securities in the Fund's portfolio will approximate that of securities in the Barclays U.S. Aggregate Bond Index, which will vary from time to time.

The Manager may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Manager may not produce the desired results.

Index Strategy Risk: The Fund employs an index strategy that invests in fixed-income securities which, in the aggregate, are expected to approximate the performance of the Barclays U.S. Aggregate Bond Index regardless of market trends. Therefore, the adverse performance of a particular security ordinarily will not result in the elimination of the security from the Fund's portfolio. Also, the Fund's fees and expenses will reduce the Fund's returns, unlike those of the index.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

There is no assurance that the investment performance of the Fund will equal or exceed that of the Barclays U.S. Aggregate Bond Index. If the value of the Barclays U.S. Aggregate Bond Index declines, the net asset value of shares of the Fund are also likely to decline. The Fund's ability to track the Barclays U.S. Aggregate Bond Index may be affected by, among other things, transaction costs; changes in either the composition of the Barclays U.S. Aggregate Bond Index or the number of bonds outstanding for the components of the Barclays U.S. Aggregate Bond Index; and timing and amount of purchases and redemptions of the Fund's shares.

Mortgage Dollar Roll Transaction Risk: A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Barclays U.S. Aggregate Bond Index as its primary benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2003-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
4Q/08	5.94%
Worst Quarter
2Q/04	-2.54%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.92%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	391
3 Years	rr_ExpenseExampleYear03	589
5 Years	rr_ExpenseExampleYear05	803
10 Years	rr_ExpenseExampleYear10	1,418
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.22%
5 Years	rr_AverageAnnualReturnYear05	4.75%
10 Years	rr_AverageAnnualReturnYear10	4.20%
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.72%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	371
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	689
10 Years	rr_ExpenseExampleYear10	1,168
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.25%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	4.25%
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.43%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
1 Year	rr_ExpenseExampleYear01	44
3 Years	rr_ExpenseExampleYear03	147
5 Years	rr_ExpenseExampleYear05	259
10 Years	rr_ExpenseExampleYear10	588
Annual Return 2003	rr_AnnualReturn2003	3.34%
Annual Return 2004	rr_AnnualReturn2004	3.82%
Annual Return 2005	rr_AnnualReturn2005	2.10%
Annual Return 2006	rr_AnnualReturn2006	3.74%
Annual Return 2007	rr_AnnualReturn2007	6.92%
Annual Return 2008	rr_AnnualReturn2008	7.04%
Annual Return 2009	rr_AnnualReturn2009	5.51%
Annual Return 2010	rr_AnnualReturn2010	6.00%
Annual Return 2011	rr_AnnualReturn2011	7.22%
Annual Return 2012	rr_AnnualReturn2012	3.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	May 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 21, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.54%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.84%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	4.94%
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.60%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	3.40%
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.76%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	3.35%
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U .S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.25% on assets up to $1 billion; and 0.20% on assets in excess of $1 billion.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Investor Class, 0.92%; Class A, 0.82%; and Class I, 0.43%. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund
MainStay Intermediate Term Bond Fund
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class B	Class C	Class I	Class R1	Class R2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		4.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none	0.25%
Other Expenses		0.25%	0.14%	0.25%	0.25%	0.14%	0.23%	0.23%
Total Annual Fund Operating Expenses	[1][2]	1.09%	0.98%	1.84%	1.84%	0.73%	0.82%	1.07%
Waivers / Reimbursements	[1][2]	(0.09%)	(0.09%)	(0.09%)	(0.09%)	(0.13%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1][2]	1.00%	0.89%	1.75%	1.75%	0.60%	0.73%	0.98%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.50% on assets up to $1 billion; and 0.475% on assets in excess of $1 billion. This agreement may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund. Without this waiver, the management fee would be 0.60% on assets up to $500 million; 0.575% on assets from $500 million up to $1 billion; and 0.55% on assets in excess of $1 billion.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for the Fund's Class I shares do not exceed 0.60% of its average daily net assets. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2
1 Year	547	537	678	278	61	75	100
3 Years	772	740	870	570	220	253	331
5 Years	1,015	959	1,187	987	393	446	581
10 Years	1,711	1,589	1,955	2,151	894	1,005	1,298

Expense Example, No Redemption (USD $)	Class B	Class C
1 Year	178	178
3 Years	570	570
5 Years	987	987
10 Years	1,955	2,151

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in bonds, which include all types of debt securities, such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; and loan participation interests. The effective maturity of this portion of the Fund's portfolio will usually be in the intermediate range (three to ten years), although it may vary depending on market conditions, as determined by MacKay Shields LLC, the Fund's Subadvisor. Effective maturity is a measure of a debt security's maturity which takes into consideration the possibility that the issuer may call the debt security before its maturity date.

At least 65% percent of the Fund's total assets will be invested in investment grade debt securities, as rated by an independent rating agency, such as rated BBB- or better by Standard & Poor's ("S&P") or Baa3 or better by Moody's Investor Service, Inc. ("Moody's") when purchased, or if unrated, determined by the Subadvisor to be of comparable quality. The Fund may also invest up to 20% of its total assets in securities rated below investment grade by an independent rating agency or, if not rated, determined to be of equivalent quality by the Subadvisor. Some securities that are rated below investment grade by independent rating agencies are commonly referred to as "junk bonds." If independent rating agencies assign different ratings for the same security, the Fund will use the higher rating for purposes of determining the credit quality. The Fund may invest in mortgage dollar rolls, to-be-announced ("TBA") securities transactions, variable rate notes and floaters.

The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies. To the extent possible, the Fund will attempt to protect these investments against risks stemming from differences in foreign exchange rates.

The Fund may also invest in derivatives such as futures, options and swap agreements to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. Commercial paper must be, when purchased, rated in the highest rating category by an independent rating agency, such as A-1 by S&P or Prime-1 by Moody's, or if unrated, determined by the Subadvisor to be of comparable quality. The Fund's principal investments may have fixed or floating rates of interest.

Investment Process: In pursuing the Fund's investment strategy, the Subadvisor conducts a continuing review of yields and other information derived from a database which it maintains in managing fixed-income portfolios.

Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by the Subadvisor in determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio. Maturity shifts are based on a set of investment decisions that take into account a broad range of fundamental and technical indicators.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, and changes in the condition and outlook in the issuer's industry.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Fund disposing of such a security at a substantial discount from face value or holding such a security until maturity. In addition, there is also the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Fund purchased the loan participation interests.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

TBA Securities Risk: In a TBA securities transaction, the Fund commits to purchase certain securities for a fixed price at a future date. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Mortgage Dollar Roll Transaction Risk: A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Barclays U.S. Aggregate Bond Index as its primary benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A, B and C shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance figures for Class R1 and Class R2 shares, first offered on June 29, 2012, include the historical performance of Class I shares through June 28, 2012. The performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2003-2012)

Best Quarter
3Q/09	4.40%
Worst Quarter
2Q/04	-2.57%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	10 Years
Investor Class	Investor Class Return Before Taxes	2.88%	5.75%	4.74%
Class A	Class A Return Before Taxes	2.94%	5.87%	4.80%
Class B	Class B Return Before Taxes	1.87%	5.60%	4.45%
Class C	Class C Return Before Taxes	5.86%	5.91%	4.46%
Class I	Class I Return Before Taxes	8.08%	7.20%	5.65%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	6.65%	5.56%	4.09%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	5.23%	5.23%	3.93%
Class R1	Class R1 Return Before Taxes	7.96%	7.09%	5.54%
Class R2	Class R2 Return Before Taxes	7.70%	6.83%	5.28%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	4.22%	5.95%	5.18%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Intermediate Term Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in bonds, which include all types of debt securities, such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; and loan participation interests. The effective maturity of this portion of the Fund's portfolio will usually be in the intermediate range (three to ten years), although it may vary depending on market conditions, as determined by MacKay Shields LLC, the Fund's Subadvisor. Effective maturity is a measure of a debt security's maturity which takes into consideration the possibility that the issuer may call the debt security before its maturity date.

At least 65% percent of the Fund's total assets will be invested in investment grade debt securities, as rated by an independent rating agency, such as rated BBB- or better by Standard & Poor's ("S&P") or Baa3 or better by Moody's Investor Service, Inc. ("Moody's") when purchased, or if unrated, determined by the Subadvisor to be of comparable quality. The Fund may also invest up to 20% of its total assets in securities rated below investment grade by an independent rating agency or, if not rated, determined to be of equivalent quality by the Subadvisor. Some securities that are rated below investment grade by independent rating agencies are commonly referred to as "junk bonds." If independent rating agencies assign different ratings for the same security, the Fund will use the higher rating for purposes of determining the credit quality. The Fund may invest in mortgage dollar rolls, to-be-announced ("TBA") securities transactions, variable rate notes and floaters.

The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies. To the extent possible, the Fund will attempt to protect these investments against risks stemming from differences in foreign exchange rates.

The Fund may also invest in derivatives such as futures, options and swap agreements to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. Commercial paper must be, when purchased, rated in the highest rating category by an independent rating agency, such as A-1 by S&P or Prime-1 by Moody's, or if unrated, determined by the Subadvisor to be of comparable quality. The Fund's principal investments may have fixed or floating rates of interest.

Investment Process: In pursuing the Fund's investment strategy, the Subadvisor conducts a continuing review of yields and other information derived from a database which it maintains in managing fixed-income portfolios.

Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by the Subadvisor in determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio. Maturity shifts are based on a set of investment decisions that take into account a broad range of fundamental and technical indicators.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, and changes in the condition and outlook in the issuer's industry.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Fund disposing of such a security at a substantial discount from face value or holding such a security until maturity. In addition, there is also the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Fund purchased the loan participation interests.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

TBA Securities Risk: In a TBA securities transaction, the Fund commits to purchase certain securities for a fixed price at a future date. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Mortgage Dollar Roll Transaction Risk: A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Barclays U.S. Aggregate Bond Index as its primary benchmark. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A, B and C shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance figures for Class R1 and Class R2 shares, first offered on June 29, 2012, include the historical performance of Class I shares through June 28, 2012. The performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2003-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
3Q/09	4.40%
Worst Quarter
2Q/04	-2.57%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.00%	[2],[3]
1 Year	rr_ExpenseExampleYear01	547
3 Years	rr_ExpenseExampleYear03	772
5 Years	rr_ExpenseExampleYear05	1,015
10 Years	rr_ExpenseExampleYear10	1,711
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.88%
5 Years	rr_AverageAnnualReturnYear05	5.75%
10 Years	rr_AverageAnnualReturnYear10	4.74%
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.89%	[2],[3]
1 Year	rr_ExpenseExampleYear01	537
3 Years	rr_ExpenseExampleYear03	740
5 Years	rr_ExpenseExampleYear05	959
10 Years	rr_ExpenseExampleYear10	1,589
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.94%
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	4.80%
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class B
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.75%	[2],[3]
1 Year	rr_ExpenseExampleYear01	678
3 Years	rr_ExpenseExampleYear03	870
5 Years	rr_ExpenseExampleYear05	1,187
10 Years	rr_ExpenseExampleYear10	1,955
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	570
5 Years	rr_ExpenseExampleNoRedemptionYear05	987
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,955
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	5.60%
10 Years	rr_AverageAnnualReturnYear10	4.45%
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.75%	[2],[3]
1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	570
5 Years	rr_ExpenseExampleYear05	987
10 Years	rr_ExpenseExampleYear10	2,151
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	570
5 Years	rr_ExpenseExampleNoRedemptionYear05	987
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,151
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.86%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	4.46%
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.60%	[2],[3]
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	220
5 Years	rr_ExpenseExampleYear05	393
10 Years	rr_ExpenseExampleYear10	894
Annual Return 2003	rr_AnnualReturn2003	4.02%
Annual Return 2004	rr_AnnualReturn2004	4.54%
Annual Return 2005	rr_AnnualReturn2005	1.85%
Annual Return 2006	rr_AnnualReturn2006	4.30%
Annual Return 2007	rr_AnnualReturn2007	5.91%
Annual Return 2008	rr_AnnualReturn2008	4.93%
Annual Return 2009	rr_AnnualReturn2009	7.26%
Annual Return 2010	rr_AnnualReturn2010	8.40%
Annual Return 2011	rr_AnnualReturn2011	7.37%
Annual Return 2012	rr_AnnualReturn2012	8.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.57%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.08%
5 Years	rr_AverageAnnualReturnYear05	7.20%
10 Years	rr_AverageAnnualReturnYear10	5.65%
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class R1
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.73%	[2],[3]
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	446
10 Years	rr_ExpenseExampleYear10	1,005
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.96%
5 Years	rr_AverageAnnualReturnYear05	7.09%
10 Years	rr_AverageAnnualReturnYear10	5.54%
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class R2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.59%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.98%	[2],[3]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	581
10 Years	rr_ExpenseExampleYear10	1,298
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.70%
5 Years	rr_AverageAnnualReturnYear05	6.83%
10 Years	rr_AverageAnnualReturnYear10	5.28%
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.65%
5 Years	rr_AverageAnnualReturnYear05	5.56%
10 Years	rr_AverageAnnualReturnYear10	4.09%
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.23%
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	3.93%
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.50% on assets up to $1 billion; and 0.475% on assets in excess of $1 billion. This agreement may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund. Without this waiver, the management fee would be 0.60% on assets up to $500 million; 0.575% on assets from $500 million up to $1 billion; and 0.55% on assets in excess of $1 billion.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for the Fund's Class I shares do not exceed 0.60% of its average daily net assets. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay Short Term Bond Fund (Prospectus Summary) | MainStay Short Term Bond Fund
MainStay Short Term Bond Fund
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		3.00%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	none
Other Expenses		0.59%	0.25%	0.25%
Total Annual Fund Operating Expenses	[1][2]	1.44%	1.10%	0.85%
Waivers / Reimbursements	[1][2]	(0.24%)	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1][2]	1.20%	0.86%	0.61%
[1]	The management fee is an annual percentage of the Fund's average daily net assets. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.50% on assets up to $500 million; and 0.475% on assets in excess of $500 million. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver, the management fee would be 0.60% on assets up to $500 million; and 0.575% on assets in excess of $500 million.
[2]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.86% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class I
1 Year	419	385	62
3 Years	719	616	247
5 Years	1,041	865	448
10 Years	1,952	1,579	1,027

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of debt securities, including securities with special features (e.g., puts and variable or floating rates) which have price volatility characteristics similar to debt securities. The Fund invests in investment grade securities as rated by an independent rating agency, such as rated BBB- or better by Standard & Poor's ("S&P") or Baa3 or better by Moody's Investor Service, Inc. ("Moody's") at the time of purchase, or if unrated, determined to be of comparable quality by MacKay Shields LLC, the Fund's Subadvisor; and invests in corporate commercial paper only if rated in the highest rating category by an independent rating agency, such as A-1 by S&P or Prime-1 by Moody's at the time of purchase, or if unrated, determined by the Subadvisor to be of comparable quality. If independent rating agencies assign different ratings for the same security, the Fund will use the higher rating for purposes of determining the credit quality.

The Fund's principal investments may have fixed, variable or floating interest rates and include: obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-related and asset-backed securities; certificates of deposit, time deposits and bankers' acceptances issued by U.S. banks or savings and loan associations; and debt securities issued by U.S. and foreign corporate entities, foreign governments and agencies, and supranational organizations. Normally, the Fund will have a dollar-weighted average maturity of three years or less.

The Subadvisor may invest in mortgage dollar rolls and to-be-announced ("TBA") securities transactions. The Fund may also invest in derivatives such as futures and options to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: The Subadvisor conducts a continuing review of yields and other information derived from databases which it maintains in managing fixed-income portfolios and in doing so utilizes fundamental economic cycle analysis and considers credit quality and interest rate trends.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund, which may be determined by an evaluation of economic conditions, the issuer's financial condition, and industry conditions and outlooks.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Net Asset Value Risk: The Fund is not a money market fund, does not attempt to maintain a stable net asset value, and is not subject to the rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the Fund’s investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund’s investments. The Fund’s net asset value per share will fluctuate.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Mortgage Dollar Roll Transaction Risk: A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

TBA Securities Risk: In a TBA securities transaction, the Fund commits to purchase certain securities for a fixed price at a future date. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Barclays U.S. 1-3 Year Government/Credit Index as its primary benchmark. The Barclays U.S. 1-3 Year Government/Credit Index includes investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury, with maturities of one to three years.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Unadjusted, the performance shown for the newer classes would likely have been different. Performance for newer share classes is adjusted for differences in fees and expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2003-2012)

Best Quarter
4Q/08	4.04%
Worst Quarter
2Q/04	-1.32%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	10 Years
Investor Class	Investor Class Return Before Taxes	(2.00%)	1.60%	2.06%
Class A	Class A Return Before Taxes	(1.78%)	1.90%	2.21%
Class I	Class I Return Before Taxes	1.51%	2.79%	2.83%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	1.10%	2.10%	1.95%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	1.06%	2.00%	1.91%
Barclays Capital U.S. 1-3 Year Government/Credit Index	Barclays U.S. 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses, or taxes)	1.26%	2.88%	3.13%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Short Term Bond Fund (Prospectus Summary) | MainStay Short Term Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Short Term Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of debt securities, including securities with special features (e.g., puts and variable or floating rates) which have price volatility characteristics similar to debt securities. The Fund invests in investment grade securities as rated by an independent rating agency, such as rated BBB- or better by Standard & Poor's ("S&P") or Baa3 or better by Moody's Investor Service, Inc. ("Moody's") at the time of purchase, or if unrated, determined to be of comparable quality by MacKay Shields LLC, the Fund's Subadvisor; and invests in corporate commercial paper only if rated in the highest rating category by an independent rating agency, such as A-1 by S&P or Prime-1 by Moody's at the time of purchase, or if unrated, determined by the Subadvisor to be of comparable quality. If independent rating agencies assign different ratings for the same security, the Fund will use the higher rating for purposes of determining the credit quality.

The Fund's principal investments may have fixed, variable or floating interest rates and include: obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-related and asset-backed securities; certificates of deposit, time deposits and bankers' acceptances issued by U.S. banks or savings and loan associations; and debt securities issued by U.S. and foreign corporate entities, foreign governments and agencies, and supranational organizations. Normally, the Fund will have a dollar-weighted average maturity of three years or less.

The Subadvisor may invest in mortgage dollar rolls and to-be-announced ("TBA") securities transactions. The Fund may also invest in derivatives such as futures and options to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: The Subadvisor conducts a continuing review of yields and other information derived from databases which it maintains in managing fixed-income portfolios and in doing so utilizes fundamental economic cycle analysis and considers credit quality and interest rate trends.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund, which may be determined by an evaluation of economic conditions, the issuer's financial condition, and industry conditions and outlooks.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Net Asset Value Risk: The Fund is not a money market fund, does not attempt to maintain a stable net asset value, and is not subject to the rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the Fund’s investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund’s investments. The Fund’s net asset value per share will fluctuate.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Mortgage Dollar Roll Transaction Risk: A mortgage dollar roll is a transaction in which the Fund sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. Mortgage dollar roll transactions are subject to certain risks, including the risk that securities returned to the Fund at the end of the roll, while substantially similar, may be inferior to what was initially sold to the counterparty.

TBA Securities Risk: In a TBA securities transaction, the Fund commits to purchase certain securities for a fixed price at a future date. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Barclays U.S. 1-3 Year Government/Credit Index as its primary benchmark. The Barclays U.S. 1-3 Year Government/Credit Index includes investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury, with maturities of one to three years.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Unadjusted, the performance shown for the newer classes would likely have been different. Performance for newer share classes is adjusted for differences in fees and expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2003-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
4Q/08	4.04%
Worst Quarter
2Q/04	-1.32%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Short Term Bond Fund (Prospectus Summary) | MainStay Short Term Bond Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.20%	[2],[3]
1 Year	rr_ExpenseExampleYear01	419
3 Years	rr_ExpenseExampleYear03	719
5 Years	rr_ExpenseExampleYear05	1,041
10 Years	rr_ExpenseExampleYear10	1,952
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.00%)
5 Years	rr_AverageAnnualReturnYear05	1.60%
10 Years	rr_AverageAnnualReturnYear10	2.06%
MainStay Short Term Bond Fund (Prospectus Summary) | MainStay Short Term Bond Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.86%	[2],[3]
1 Year	rr_ExpenseExampleYear01	385
3 Years	rr_ExpenseExampleYear03	616
5 Years	rr_ExpenseExampleYear05	865
10 Years	rr_ExpenseExampleYear10	1,579
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.78%)
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	2.21%
MainStay Short Term Bond Fund (Prospectus Summary) | MainStay Short Term Bond Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.61%	[2],[3]
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	247
5 Years	rr_ExpenseExampleYear05	448
10 Years	rr_ExpenseExampleYear10	1,027
Annual Return 2003	rr_AnnualReturn2003	1.77%
Annual Return 2004	rr_AnnualReturn2004	0.66%
Annual Return 2005	rr_AnnualReturn2005	1.46%
Annual Return 2006	rr_AnnualReturn2006	3.93%
Annual Return 2007	rr_AnnualReturn2007	6.64%
Annual Return 2008	rr_AnnualReturn2008	6.47%
Annual Return 2009	rr_AnnualReturn2009	2.52%
Annual Return 2010	rr_AnnualReturn2010	2.05%
Annual Return 2011	rr_AnnualReturn2011	1.48%
Annual Return 2012	rr_AnnualReturn2012	1.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.32%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.51%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	2.83%
MainStay Short Term Bond Fund (Prospectus Summary) | MainStay Short Term Bond Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.10%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	1.95%
MainStay Short Term Bond Fund (Prospectus Summary) | MainStay Short Term Bond Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.06%
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	1.91%
MainStay Short Term Bond Fund (Prospectus Summary) | MainStay Short Term Bond Fund | Barclays Capital U.S. 1-3 Year Government/Credit Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.13%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is an annual percentage of the Fund's average daily net assets. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.50% on assets up to $500 million; and 0.475% on assets in excess of $500 million. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver, the management fee would be 0.60% on assets up to $500 million; and 0.575% on assets in excess of $500 million.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.86% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund
MainStay U.S. Equity Opportunities Fund (formerly known as MainStay 130/30 Core Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none
Dividend Expense on Securities Sold Short		0.27%	0.25%	0.26%	0.26%
Broker Fees and Charges on Short Sales		0.80%	0.80%	0.80%	0.80%
Remainder of Other Expenses		0.29%	0.05%	0.30%	0.06%
Other Expenses		1.36%	1.10%	1.36%	1.12%
Acquired (Underlying) Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	2.63%	2.37%	3.38%	2.14%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.50% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class C	Class I
1 Year	801	777	441	217
3 Years	1,322	1,249	1,039	670
5 Years	1,868	1,746	1,760	1,149
10 Years	3,351	3,107	3,667	2,472

Expense Example, No Redemption (USD $)	Class C
1 Year	341
3 Years	1,039
5 Years	1,760
10 Years	3,667

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 140% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in U.S. equity securities. The Fund primarily invests in common stocks of well-established U.S. companies, primarily those with large capitalizations, that are in the Russell 1000® Index or have market capitalizations that are similar to companies in that Index (which ranged from $296.4 million to $500.4 billion as of December 31, 2012). The Fund may also invest in equity securities with market capitalizations outside of the range of the Russell 1000® Index.

The Fund generally will hold long positions, either directly or through derivatives, equal to approximately 130% of the Fund's net assets, and short positions, either directly or through derivatives, equal to approximately 30% of the Fund's net assets. The proceeds from the short sales may be used to purchase all or a portion of the additional long positions. The long and short positions held by the Fund may vary over time as market opportunities develop. Under normal market conditions, the Fund's long positions may range from 120% to 140% of its net assets and its short positions may range from 20% to 40% of its net assets. The Fund's short sales positions are intended to allow the Fund to maintain additional long positions while keeping the Fund's net exposure to the market at a level similar to a "long only" strategy. As a result, the Fund intends to maintain an approximate 100% net long exposure to the equity market. Additionally, this long/short strategy enables the Fund to reflect both negative and positive views on individual stocks, and by employing this strategy, the Fund seeks to produce returns that exceed those of the Russell 1000® Index. However, in times of unusual or adverse market, economic, regulatory or political conditions, the Fund's long positions may be less than 120% of its net assets and/or its short positions may be less than 20% of its net assets. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for as long as 6 months and, in some cases, longer.

The Fund may also invest in derivatives such as futures, options, forward commitments and swap agreements, including total return swaps, to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. The Fund may also invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans.

Investment Process: The Fund seeks to construct a broadly-diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while seeking to limit exposure to risk. Cornerstone Capital Management Holdings LLC, the Fund’s Subadvisor, seeks to control the Fund’s exposure to risk by diversifying the Fund’s portfolio over a large number of securities. Based on quantitative analysis, the Fund takes long positions in, or overweights relative to the Russell 1000® Index, equity securities (i.e., purchases securities outright) that the Subadvisor believes have a high probability of providing a total return greater than the Russell 1000® Index. Also, the Fund will underweight or sell short securities that it believes are likely to underperform. This means that the Fund may sell a security that it does not own, which it may do, for example, when the Subadvisor believes that the value of the security will decline.

In unusual market conditions, the Fund may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security, or reduce or eliminate a short position, if it no longer believes the security will contribute to meeting the investment objective of the Fund, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Short Selling Risk: If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Fund's custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the Fund's leveraging strategy will be successful or that it will produce a higher return on an investment.

Regulatory Risk: Regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Fund to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies. Certain foreign countries have adopted, and others may adopt, rules restricting the short-selling of certain stocks. Typically, these restrictions have been focused on financial stocks. The duration and scope of these restrictions have varied from country to country.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the Russell 1000® Index as its primary benchmark. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on June 29, 2007. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer class would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2008-2012)

Best Quarter
3Q/09	15.03%
Worst Quarter
4Q/08	-22.09%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	8.63%	(1.01%)	(2.67%)
Class A	Class A Return Before Taxes	8.84%	(0.81%)	(2.49%)
Class C	Class C Return Before Taxes	13.04%	(0.65%)	(2.41%)
Class I	Class I Return Before Taxes	15.45%	0.55%	(1.26%)
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	14.08%	0.02%	(1.75%)
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	11.46%	0.40%	(1.14%)
Russell 1000�� Value Index	Russell 1000® Index (reflects no deductions for fees, expenses, or taxes)	16.42%	1.92%	1.50%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay U.S. Equity Opportunities Fund (formerly known as MainStay 130/30 Core Fund)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 140% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in U.S. equity securities. The Fund primarily invests in common stocks of well-established U.S. companies, primarily those with large capitalizations, that are in the Russell 1000® Index or have market capitalizations that are similar to companies in that Index (which ranged from $296.4 million to $500.4 billion as of December 31, 2012). The Fund may also invest in equity securities with market capitalizations outside of the range of the Russell 1000® Index.

The Fund generally will hold long positions, either directly or through derivatives, equal to approximately 130% of the Fund's net assets, and short positions, either directly or through derivatives, equal to approximately 30% of the Fund's net assets. The proceeds from the short sales may be used to purchase all or a portion of the additional long positions. The long and short positions held by the Fund may vary over time as market opportunities develop. Under normal market conditions, the Fund's long positions may range from 120% to 140% of its net assets and its short positions may range from 20% to 40% of its net assets. The Fund's short sales positions are intended to allow the Fund to maintain additional long positions while keeping the Fund's net exposure to the market at a level similar to a "long only" strategy. As a result, the Fund intends to maintain an approximate 100% net long exposure to the equity market. Additionally, this long/short strategy enables the Fund to reflect both negative and positive views on individual stocks, and by employing this strategy, the Fund seeks to produce returns that exceed those of the Russell 1000® Index. However, in times of unusual or adverse market, economic, regulatory or political conditions, the Fund's long positions may be less than 120% of its net assets and/or its short positions may be less than 20% of its net assets. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for as long as 6 months and, in some cases, longer.

The Fund may also invest in derivatives such as futures, options, forward commitments and swap agreements, including total return swaps, to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. The Fund may also invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans.

Investment Process: The Fund seeks to construct a broadly-diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while seeking to limit exposure to risk. Cornerstone Capital Management Holdings LLC, the Fund’s Subadvisor, seeks to control the Fund’s exposure to risk by diversifying the Fund’s portfolio over a large number of securities. Based on quantitative analysis, the Fund takes long positions in, or overweights relative to the Russell 1000® Index, equity securities (i.e., purchases securities outright) that the Subadvisor believes have a high probability of providing a total return greater than the Russell 1000® Index. Also, the Fund will underweight or sell short securities that it believes are likely to underperform. This means that the Fund may sell a security that it does not own, which it may do, for example, when the Subadvisor believes that the value of the security will decline.

In unusual market conditions, the Fund may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security, or reduce or eliminate a short position, if it no longer believes the security will contribute to meeting the investment objective of the Fund, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Short Selling Risk: If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Fund's custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the Fund's leveraging strategy will be successful or that it will produce a higher return on an investment.

Regulatory Risk: Regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Fund to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies. Certain foreign countries have adopted, and others may adopt, rules restricting the short-selling of certain stocks. Typically, these restrictions have been focused on financial stocks. The duration and scope of these restrictions have varied from country to country.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the Russell 1000® Index as its primary benchmark. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on June 29, 2007. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer class would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2008-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
3Q/09	15.03%
Worst Quarter
4Q/08	-22.09%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.27%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.80%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	1.36%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	801
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,868
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,351
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.63%
5 Years	rr_AverageAnnualReturnYear05	(1.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.67%)
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.25%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.80%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	777
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,249
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,746
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,107
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.84%
5 Years	rr_AverageAnnualReturnYear05	(0.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.49%)
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.26%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.80%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	1.36%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.38%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	441
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,039
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,760
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,667
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	341
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,039
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,760
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,667
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.04%
5 Years	rr_AverageAnnualReturnYear05	(0.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.41%)
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.26%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.80%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	1.12%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	217
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	670
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,149
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,472
Annual Return 2008	rr_AnnualReturn2008	(36.21%)
Annual Return 2009	rr_AnnualReturn2009	19.48%
Annual Return 2010	rr_AnnualReturn2010	13.67%
Annual Return 2011	rr_AnnualReturn2011	2.77%
Annual Return 2012	rr_AnnualReturn2012	15.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.09%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.45%
5 Years	rr_AverageAnnualReturnYear05	0.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.26%)
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.08%
5 Years	rr_AverageAnnualReturnYear05	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.75%)
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	0.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.14%)
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Russell 1000�� Value Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.50%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.50% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay High Yield Opportunities Fund (Prospectus Summary) | MainStay High Yield Opportunities Fund
MainStay High Yield Opportunities Fund
Investment Objective
The Fund seeks maximum current income through investment in a diversified portfolio of high-yield debt securities.
Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		4.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none
Interest Expense on Securities Sold Short		0.26%	0.26%	0.26%	0.26%
Broker Fees and Charges on Short Sales		0.10%	0.10%	0.10%	0.10%
Remainder of Other Expenses		0.20%	0.23%	0.20%	0.23%
Other Expenses		0.56%	0.59%	0.56%	0.59%
Total Annual Fund Operating Expenses	[1]	1.61%	1.64%	2.36%	1.39%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.30% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class C	Class I
1 Year	606	609	339	142
3 Years	935	944	736	440
5 Years	1,287	1,302	1,260	761
10 Years	2,275	2,306	2,696	1,669

Expense Example, No Redemption (USD $)	Class C
1 Year	239
3 Years	736
5 Years	1,260
10 Years	2,696

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in high-yield corporate debt securities, including all types of high-yield domestic and foreign corporate debt securities that are rated below investment grade by an independent rating agency, such as Standard & Poor's ("S&P") or Moody's Investor Service Inc. ("Moody's"), or that are unrated but that are considered by MacKay Shields LLC, the Fund's Subadvisor, to be of comparable quality. Some securities that are rated below investment grade by independent rating agencies are commonly referred to as "junk bonds." If independent rating agencies assign different ratings to the same security, the Fund will use the lower rating to determine the security's credit quality. The Fund will take long positions that the Subadvisor believes offer the potential for attractive returns. For long positions, the Subadvisor seeks to identify issuers that are considered to have a high probability of outperforming the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (“Index”).

The Fund may take long and short positions. The Fund's long positions, either direct long positions or through credit default swaps or total return swaps, may total up to 140% of the Fund's net assets. The Fund's short positions, either direct short positions or through credit default swaps or total return swaps, may total up to 40% of the Fund's net assets. The proceeds from the Fund's short positions may be used to purchase all or a portion of the additional long positions. The long and short positions held by the Fund may vary over time as market opportunities develop. The Fund may use credit default swaps or total return swaps to establish long and short bond positions without owning or taking physical custody of securities. The Fund may invest up to 15% of its total assets in swaps.

The Fund may use derivatives such as futures, options, forward currency exchange contracts and swaps arrangements to try to enhance returns or reduce risk of loss by hedging certain of its holdings or manage duration.

Investment Process: In pursuing the Fund's investment strategy, the Subadvisor seeks to identify investment opportunities based on the financial condition and competitiveness of individual companies and bond structure. The Fund's principal investments include, but are not limited to, domestic corporate debt securities; Yankee debt securities, which are dollar-denominated securities of foreign issuers that are traded in the United States; non-dollar corporate debt securities; derivatives (including credit default swaps); and sovereign debt.

The Fund's underlying process for selecting securities is based on a quantitative and qualitative process that first screens securities for what the Subadvisor deems to be indicators of inappropriate risk (such as financial and liquidity risk, political risk and other risks) and discards or "shorts" those securities that the Subadvisor feels are not suitable for long investment. The Subadvisor then seeks to identify issuers with qualities such as: high creditworthiness, improving fundamentals, a positive outlook and good liquidity for the Fund's long positions. In examining these issuers for potential investment, the Subadvisor focuses on quality of management and business plan, industry environment, competitive dynamics, cash flow and liquidity.

The Fund's high-yield investments may also include convertible corporate bonds and loan participation interests (e.g., bank debt).

The Fund may invest up to 20% of its net assets in equity securities, including those of foreign issuers, and may invest up to 25% of its total assets in securities with lower ratings from the independent rating agencies, (i.e., rated lower than B– by S&P and B3 by Moody's, including securities with the lowest rating from these agencies), or if unrated, determined by the Subadvisor to be of comparable quality. If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating to determine the security's credit quality.

In general, the Subadvisor overweights the Fund relative to the Index with securities that it believes are underpriced and will outperform the Index, and underweights or sells securities "short" that it believes are overpriced and will underperform the Index in an attempt to produce returns that exceed those of the Index. The Subadvisor maintains internal restrictions on selling short securities that are held long by other funds or accounts that it manages. Therefore, the Fund's ability to sell short certain securities may be restricted.

Short sales are intended to allow the Fund to earn returns on securities that the Subadvisor believes will underperform the benchmark and also are intended to allow the Fund to maintain additional long positions while keeping the Fund's net exposure to the market at a level similar to a "long only" strategy.

The Fund invests in, among other things, companies with market capitalizations that, at the time of investment, are similar to companies in the Index. The Subadvisor seeks to control the Fund's exposure to risk through, among other things, sector and industry constraints. These constraints may limit the Fund's ability to overweight or underweight particular sectors or industries relative to the Index. The Subadvisor further seeks to reduce risk by diversifying the Fund's portfolio over a large number of securities. The Subadvisor may sell or sell short a security for one or more of the following reasons (among others): credit deterioration; repositioning caused by a change in its "top down" outlook; excessive downward price volatility; or recognition of an alternative investment with relatively better value.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Floating Rate Loans Risk: The floating rate loans in which the Fund invests are usually rated below investment grade (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be less liquid than higher quality debt securities. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the Fund's investments in floating rate loans are more likely to decline.

Short Selling Risk: If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Fund's custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the Fund's leveraging strategy will be successful or that it will produce a higher return on an investment.

Regulatory authorities in the U.S. or other countries may prohibit or restrict the ability of the Fund to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Fund Counterparty Risk: On September 15, 2008, one of the Fund's trading counterparties, Lehman Brothers International (Europe) ("LBIE"), was placed in insolvency administration under the U.K. Insolvency Act. As a result, the Fund has been unable to close out open short positions with LBIE and has been unable to sell or substitute out the securities that were pledged as collateral for these open short positions. While this has not impacted the Fund's ability to implement its investment strategy to date, until these securities are made available, there may be an impact on the Fund's ability to fully implement its investment strategy. The Fund has pursued and will continue to pursue efforts to return the borrowed securities and secure the release of collateral. To date, these efforts have not been successful and the Fund cannot assure that these efforts will be successful in the future.

In order to mitigate any potential negative impact on the Fund and its shareholders which may result from a final judicial determination that the Fund is not entitled to the unfettered use and ownership of the collateral, the Fund and New York Life Insurance Company ("New York Life"), an affiliate of the Fund's Manager, have entered into an agreement with respect to the collateral. Pursuant to that agreement, at the conclusion of the bankruptcy process, should the Fund be entitled to obtain less than 100 percent of the then current market value of the collateral, New York Life will contribute to the Fund the difference between the value of the assets ultimately returned to the Fund and the then current market value of the collateral.

As of December 31, 2012, the Fund had pledged approximately 4.27% of its net assets as collateral for short sale transactions executed with LBIE. These assets are held in an account with the Fund's custodian, State Street Bank and Trust Company, for the benefit of LBIE. To the extent that the Fund determines that these assets are illiquid, either due to the operational restraints discussed above or for any other reason, the Fund will not purchase additional illiquid securities if at the time of purchase the value of all portfolio assets deemed illiquid represents more than 15% of the Fund's net assets. However, the Fund may obtain illiquid securities as a result of a corporate action on an existing security held by the Fund, if the Fund's portfolio managers believe that holding such illiquid security is in the best interest of the Fund and its shareholders. The Fund may change any such determination at any time without notice to shareholders.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one- and five-year periods and the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index as its primary benchmark. The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the Index.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on December 14, 2007. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer class would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2008-2012)

Best Quarter
2Q/09	20.52%
Worst Quarter
4Q/08	-10.81%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	13.71%	10.97%	10.73%
Class A	Class A Return Before Taxes	13.70%	11.04%	10.79%
Class C	Class C Return Before Taxes	17.29%	11.17%	10.92%
Class I	Class I Return Before Taxes	19.31%	12.33%	12.07%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	16.69%	9.52%	9.28%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	12.56%	8.96%	8.75%
Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index	Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deductions for fees, expenses, or taxes)	15.55%	10.14%	10.07%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay High Yield Opportunities Fund (Prospectus Summary) | MainStay High Yield Opportunities Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay High Yield Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income through investment in a diversified portfolio of high-yield debt securities.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in high-yield corporate debt securities, including all types of high-yield domestic and foreign corporate debt securities that are rated below investment grade by an independent rating agency, such as Standard & Poor's ("S&P") or Moody's Investor Service Inc. ("Moody's"), or that are unrated but that are considered by MacKay Shields LLC, the Fund's Subadvisor, to be of comparable quality. Some securities that are rated below investment grade by independent rating agencies are commonly referred to as "junk bonds." If independent rating agencies assign different ratings to the same security, the Fund will use the lower rating to determine the security's credit quality. The Fund will take long positions that the Subadvisor believes offer the potential for attractive returns. For long positions, the Subadvisor seeks to identify issuers that are considered to have a high probability of outperforming the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (“Index”).

The Fund may take long and short positions. The Fund's long positions, either direct long positions or through credit default swaps or total return swaps, may total up to 140% of the Fund's net assets. The Fund's short positions, either direct short positions or through credit default swaps or total return swaps, may total up to 40% of the Fund's net assets. The proceeds from the Fund's short positions may be used to purchase all or a portion of the additional long positions. The long and short positions held by the Fund may vary over time as market opportunities develop. The Fund may use credit default swaps or total return swaps to establish long and short bond positions without owning or taking physical custody of securities. The Fund may invest up to 15% of its total assets in swaps.

The Fund may use derivatives such as futures, options, forward currency exchange contracts and swaps arrangements to try to enhance returns or reduce risk of loss by hedging certain of its holdings or manage duration.

Investment Process: In pursuing the Fund's investment strategy, the Subadvisor seeks to identify investment opportunities based on the financial condition and competitiveness of individual companies and bond structure. The Fund's principal investments include, but are not limited to, domestic corporate debt securities; Yankee debt securities, which are dollar-denominated securities of foreign issuers that are traded in the United States; non-dollar corporate debt securities; derivatives (including credit default swaps); and sovereign debt.

The Fund's underlying process for selecting securities is based on a quantitative and qualitative process that first screens securities for what the Subadvisor deems to be indicators of inappropriate risk (such as financial and liquidity risk, political risk and other risks) and discards or "shorts" those securities that the Subadvisor feels are not suitable for long investment. The Subadvisor then seeks to identify issuers with qualities such as: high creditworthiness, improving fundamentals, a positive outlook and good liquidity for the Fund's long positions. In examining these issuers for potential investment, the Subadvisor focuses on quality of management and business plan, industry environment, competitive dynamics, cash flow and liquidity.

The Fund's high-yield investments may also include convertible corporate bonds and loan participation interests (e.g., bank debt).

The Fund may invest up to 20% of its net assets in equity securities, including those of foreign issuers, and may invest up to 25% of its total assets in securities with lower ratings from the independent rating agencies, (i.e., rated lower than B– by S&P and B3 by Moody's, including securities with the lowest rating from these agencies), or if unrated, determined by the Subadvisor to be of comparable quality. If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating to determine the security's credit quality.

In general, the Subadvisor overweights the Fund relative to the Index with securities that it believes are underpriced and will outperform the Index, and underweights or sells securities "short" that it believes are overpriced and will underperform the Index in an attempt to produce returns that exceed those of the Index. The Subadvisor maintains internal restrictions on selling short securities that are held long by other funds or accounts that it manages. Therefore, the Fund's ability to sell short certain securities may be restricted.

Short sales are intended to allow the Fund to earn returns on securities that the Subadvisor believes will underperform the benchmark and also are intended to allow the Fund to maintain additional long positions while keeping the Fund's net exposure to the market at a level similar to a "long only" strategy.

The Fund invests in, among other things, companies with market capitalizations that, at the time of investment, are similar to companies in the Index. The Subadvisor seeks to control the Fund's exposure to risk through, among other things, sector and industry constraints. These constraints may limit the Fund's ability to overweight or underweight particular sectors or industries relative to the Index. The Subadvisor further seeks to reduce risk by diversifying the Fund's portfolio over a large number of securities. The Subadvisor may sell or sell short a security for one or more of the following reasons (among others): credit deterioration; repositioning caused by a change in its "top down" outlook; excessive downward price volatility; or recognition of an alternative investment with relatively better value.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Floating Rate Loans Risk: The floating rate loans in which the Fund invests are usually rated below investment grade (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be less liquid than higher quality debt securities. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the Fund's investments in floating rate loans are more likely to decline.

Short Selling Risk: If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Fund's custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the Fund's leveraging strategy will be successful or that it will produce a higher return on an investment.

Regulatory authorities in the U.S. or other countries may prohibit or restrict the ability of the Fund to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Fund Counterparty Risk: On September 15, 2008, one of the Fund's trading counterparties, Lehman Brothers International (Europe) ("LBIE"), was placed in insolvency administration under the U.K. Insolvency Act. As a result, the Fund has been unable to close out open short positions with LBIE and has been unable to sell or substitute out the securities that were pledged as collateral for these open short positions. While this has not impacted the Fund's ability to implement its investment strategy to date, until these securities are made available, there may be an impact on the Fund's ability to fully implement its investment strategy. The Fund has pursued and will continue to pursue efforts to return the borrowed securities and secure the release of collateral. To date, these efforts have not been successful and the Fund cannot assure that these efforts will be successful in the future.

In order to mitigate any potential negative impact on the Fund and its shareholders which may result from a final judicial determination that the Fund is not entitled to the unfettered use and ownership of the collateral, the Fund and New York Life Insurance Company ("New York Life"), an affiliate of the Fund's Manager, have entered into an agreement with respect to the collateral. Pursuant to that agreement, at the conclusion of the bankruptcy process, should the Fund be entitled to obtain less than 100 percent of the then current market value of the collateral, New York Life will contribute to the Fund the difference between the value of the assets ultimately returned to the Fund and the then current market value of the collateral.

As of December 31, 2012, the Fund had pledged approximately 4.27% of its net assets as collateral for short sale transactions executed with LBIE. These assets are held in an account with the Fund's custodian, State Street Bank and Trust Company, for the benefit of LBIE. To the extent that the Fund determines that these assets are illiquid, either due to the operational restraints discussed above or for any other reason, the Fund will not purchase additional illiquid securities if at the time of purchase the value of all portfolio assets deemed illiquid represents more than 15% of the Fund's net assets. However, the Fund may obtain illiquid securities as a result of a corporate action on an existing security held by the Fund, if the Fund's portfolio managers believe that holding such illiquid security is in the best interest of the Fund and its shareholders. The Fund may change any such determination at any time without notice to shareholders.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one- and five-year periods and the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index as its primary benchmark. The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the Index.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on December 14, 2007. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer class would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2008-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
2Q/09	20.52%
Worst Quarter
4Q/08	-10.81%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay High Yield Opportunities Fund (Prospectus Summary) | MainStay High Yield Opportunities Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.26%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
1 Year	rr_ExpenseExampleYear01	606
3 Years	rr_ExpenseExampleYear03	935
5 Years	rr_ExpenseExampleYear05	1,287
10 Years	rr_ExpenseExampleYear10	2,275
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.71%
5 Years	rr_AverageAnnualReturnYear05	10.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.73%
MainStay High Yield Opportunities Fund (Prospectus Summary) | MainStay High Yield Opportunities Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.26%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[2]
1 Year	rr_ExpenseExampleYear01	609
3 Years	rr_ExpenseExampleYear03	944
5 Years	rr_ExpenseExampleYear05	1,302
10 Years	rr_ExpenseExampleYear10	2,306
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.70%
5 Years	rr_AverageAnnualReturnYear05	11.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.79%
MainStay High Yield Opportunities Fund (Prospectus Summary) | MainStay High Yield Opportunities Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.26%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[2]
1 Year	rr_ExpenseExampleYear01	339
3 Years	rr_ExpenseExampleYear03	736
5 Years	rr_ExpenseExampleYear05	1,260
10 Years	rr_ExpenseExampleYear10	2,696
1 Year	rr_ExpenseExampleNoRedemptionYear01	239
3 Years	rr_ExpenseExampleNoRedemptionYear03	736
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,260
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,696
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.29%
5 Years	rr_AverageAnnualReturnYear05	11.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.92%
MainStay High Yield Opportunities Fund (Prospectus Summary) | MainStay High Yield Opportunities Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.26%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[2]
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	761
10 Years	rr_ExpenseExampleYear10	1,669
Annual Return 2008	rr_AnnualReturn2008	(14.67%)
Annual Return 2009	rr_AnnualReturn2009	54.79%
Annual Return 2010	rr_AnnualReturn2010	14.53%
Annual Return 2011	rr_AnnualReturn2011	(0.90%)
Annual Return 2012	rr_AnnualReturn2012	19.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.81%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.31%
5 Years	rr_AverageAnnualReturnYear05	12.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.07%
MainStay High Yield Opportunities Fund (Prospectus Summary) | MainStay High Yield Opportunities Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.69%
5 Years	rr_AverageAnnualReturnYear05	9.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.28%
MainStay High Yield Opportunities Fund (Prospectus Summary) | MainStay High Yield Opportunities Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	8.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.75%
MainStay High Yield Opportunities Fund (Prospectus Summary) | MainStay High Yield Opportunities Fund | Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.55%
5 Years	rr_AverageAnnualReturnYear05	10.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.07%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.30% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.

MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund
MainStay International Opportunities Fund (formerly known as MainStay 130/30 International Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)		1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none
Dividend Expense on Securities Sold Short		0.52%	0.54%	0.53%	0.52%
Broker Fees and Charges on Short Sales		1.07%	1.07%	1.07%	1.07%
Remainder of Other Expenses		0.43%	0.23%	0.44%	0.24%
Other Expenses		2.02%	1.84%	2.04%	1.83%
Acquired (Underlying) Fund Fees and Expenses		0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	[1]	3.42%	3.24%	4.19%	2.98%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.60% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class C	Class I
1 Year	876	859	521	301
3 Years	1,543	1,493	1,272	921
5 Years	2,231	2,150	2,138	1,567
10 Years	4,049	3,895	4,364	3,299

Expense Example, No Redemption (USD $)	Class C
1 Year	421
3 Years	1,272
5 Years	2,138
10 Years	4,364

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 162% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of foreign companies. The Fund will typically invest in companies with capitalizations similar to those in the MSCI EAFE® Index at the time of investment (which ranged from $1.0 billion to $210 billion as of December 31, 2012). The Fund may also invest in equity securities with market capitalizations outside of the range of the MSCI EAFE® Index. The Fund may invest in equity securities of companies that trade in emerging or developing markets, as determined by the Fund's Subadvisor, Cornerstone Capital Management Holdings LLC, with significant investments under normal circumstances in at least three countries outside of the United States.

The Fund generally will hold long positions, either directly or through derivatives, equal to approximately 130% of the Fund's net assets, and short positions, either directly or through derivatives, equal to approximately 30% of the Fund's net assets. The proceeds from the short sales may be used to purchase all or a portion of the additional long positions. The long and short positions held by the Fund may vary over time as market opportunities develop. Under normal market conditions, the Fund's long positions may range from 120% to 140% of its net assets and its short positions may range from 20% to 40% of its net assets. The Fund's short sales positions are intended to allow the Fund to maintain additional long positions while keeping the Fund's net exposure to the market at a level similar to a "long only" strategy. As a result, the Fund intends to maintain an approximate 100% net long exposure to the equity market. Additionally, this long/short strategy enables the Fund to reflect both negative and positive views on individual stocks, and by employing this strategy, the Fund seeks to produce returns that exceed those of the MSCI EAFE® Index. However, in times of unusual or adverse market, economic, regulatory or political conditions, the Fund's long positions may be less than 120% of its net assets and/or its short positions may be less than 20% of its net assets. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for as long as 6 months and, in some cases, up to a year.

The Fund may also invest in derivatives, such as futures, options, forward commitments and swap agreements, to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. The Fund may invest in American Depositary Receipts.

Investment Process: The Fund seeks to construct a broadly diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while seeking to limit exposure to risk. The Subadvisor seeks to control the Fund's exposure to risk by diversifying the Fund's portfolio over a large number of securities. Based on quantitative analysis, the Fund takes long positions in, or overweights relative to the MSCI EAFE® Index, equity securities (i.e., purchases securities outright) that the Fund's Subadvisor believes have a high probability of providing a total return greater than the MSCI EAFE® Index. Also, the Fund will underweight or sell short securities that it believes are likely to underperform. This means that the Fund may sell a security that it does not own, which it may do, for example, when the Subadvisor believes that the value of the security will decline.

In unusual market conditions, the Fund may invest all or a portion of its assets in equity securities of U.S. issuers, investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security, or reduce or eliminate a short position, if it no longer believes the security will contribute to meeting the investment objective of the Fund, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Short Selling Risk: If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Fund's custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the Fund's leveraging strategy will be successful or that it will produce a higher return on an investment.

Regulatory Risk: Regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Fund to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies. Certain foreign countries have adopted, and others may adopt, rules restricting the short-selling of certain stocks. Typically, these restrictions have been focused on financial stocks. The duration and scope of these restrictions have varied from country to country.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the MSCI EAFE® Index as its primary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on September 28, 2007. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer class would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2008-2012)

Best Quarter
2Q/09	24.94%
Worst Quarter
3Q/08	-22.31%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	14.50%	(5.21%)	(5.88%)
Class A	Class A Return Before Taxes	14.77%	(5.11%)	(5.79%)
Class C	Class C Return Before Taxes	19.36%	(4.88%)	(5.62%)
Class I	Class I Return Before Taxes	21.76%	(3.83%)	(4.57%)
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	21.68%	(3.90%)	(4.84%)
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	14.90%	(3.05%)	(3.85%)
MSCI EAFE�� Index	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)	17.32%	(3.69%)	(3.84%)

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay International Opportunities Fund (formerly known as MainStay 130/30 International Fund)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 162% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	162.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of foreign companies. The Fund will typically invest in companies with capitalizations similar to those in the MSCI EAFE® Index at the time of investment (which ranged from $1.0 billion to $210 billion as of December 31, 2012). The Fund may also invest in equity securities with market capitalizations outside of the range of the MSCI EAFE® Index. The Fund may invest in equity securities of companies that trade in emerging or developing markets, as determined by the Fund's Subadvisor, Cornerstone Capital Management Holdings LLC, with significant investments under normal circumstances in at least three countries outside of the United States.

The Fund generally will hold long positions, either directly or through derivatives, equal to approximately 130% of the Fund's net assets, and short positions, either directly or through derivatives, equal to approximately 30% of the Fund's net assets. The proceeds from the short sales may be used to purchase all or a portion of the additional long positions. The long and short positions held by the Fund may vary over time as market opportunities develop. Under normal market conditions, the Fund's long positions may range from 120% to 140% of its net assets and its short positions may range from 20% to 40% of its net assets. The Fund's short sales positions are intended to allow the Fund to maintain additional long positions while keeping the Fund's net exposure to the market at a level similar to a "long only" strategy. As a result, the Fund intends to maintain an approximate 100% net long exposure to the equity market. Additionally, this long/short strategy enables the Fund to reflect both negative and positive views on individual stocks, and by employing this strategy, the Fund seeks to produce returns that exceed those of the MSCI EAFE® Index. However, in times of unusual or adverse market, economic, regulatory or political conditions, the Fund's long positions may be less than 120% of its net assets and/or its short positions may be less than 20% of its net assets. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for as long as 6 months and, in some cases, up to a year.

The Fund may also invest in derivatives, such as futures, options, forward commitments and swap agreements, to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. The Fund may invest in American Depositary Receipts.

Investment Process: The Fund seeks to construct a broadly diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while seeking to limit exposure to risk. The Subadvisor seeks to control the Fund's exposure to risk by diversifying the Fund's portfolio over a large number of securities. Based on quantitative analysis, the Fund takes long positions in, or overweights relative to the MSCI EAFE® Index, equity securities (i.e., purchases securities outright) that the Fund's Subadvisor believes have a high probability of providing a total return greater than the MSCI EAFE® Index. Also, the Fund will underweight or sell short securities that it believes are likely to underperform. This means that the Fund may sell a security that it does not own, which it may do, for example, when the Subadvisor believes that the value of the security will decline.

In unusual market conditions, the Fund may invest all or a portion of its assets in equity securities of U.S. issuers, investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security, or reduce or eliminate a short position, if it no longer believes the security will contribute to meeting the investment objective of the Fund, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Short Selling Risk: If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Fund's custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the Fund's leveraging strategy will be successful or that it will produce a higher return on an investment.

Regulatory Risk: Regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Fund to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies. Certain foreign countries have adopted, and others may adopt, rules restricting the short-selling of certain stocks. Typically, these restrictions have been focused on financial stocks. The duration and scope of these restrictions have varied from country to country.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the MSCI EAFE® Index as its primary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on September 28, 2007. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer class would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2008-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
2Q/09	24.94%
Worst Quarter
3Q/08	-22.31%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.10%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.52%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	1.07%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	2.02%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.42%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	876
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,543
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,231
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,049
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.50%
5 Years	rr_AverageAnnualReturnYear05	(5.21%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.88%)
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.10%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.54%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	1.07%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	1.84%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.24%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	859
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,150
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,895
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.77%
5 Years	rr_AverageAnnualReturnYear05	(5.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.79%)
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.10%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.53%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	1.07%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	2.04%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.19%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	521
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,272
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,138
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,364
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	421
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,272
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,138
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,364
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.36%
5 Years	rr_AverageAnnualReturnYear05	(4.88%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.62%)
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.10%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.52%
Broker Fees and Charges on Short Sales	rr_Component2OtherExpensesOverAssets	1.07%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	1.83%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.98%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	921
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,567
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,299
Annual Return 2008	rr_AnnualReturn2008	(44.50%)
Annual Return 2009	rr_AnnualReturn2009	23.47%
Annual Return 2010	rr_AnnualReturn2010	11.35%
Annual Return 2011	rr_AnnualReturn2011	(11.45%)
Annual Return 2012	rr_AnnualReturn2012	21.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.31%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.76%
5 Years	rr_AverageAnnualReturnYear05	(3.83%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.57%)
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.68%
5 Years	rr_AverageAnnualReturnYear05	(3.90%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.84%)
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.90%
5 Years	rr_AverageAnnualReturnYear05	(3.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.85%)
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | MSCI EAFE�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.84%)

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.60% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay Balanced Fund | MainStay Balanced Fund
MainStay Balanced Fund
Investment Objective
The Fund seeks total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class B	Class C	Class I	Class R1	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none	0.25%	0.50%
Other Expenses		0.44%	0.25%	0.44%	0.44%	0.25%	0.35%	0.35%	0.35%
Acquired (Underlying) Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.40%	1.21%	2.15%	2.15%	0.96%	1.06%	1.31%	1.56%
[1]	The management fee is as follows: 0.70% on assets up to $1 billion; 0.65% on assets from $1 billion to $2 billion; and 0.60% on assets in excess of $2 billion.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
1 Year	685	667	718	318	98	108	133	159
3 Years	969	913	973	673	306	337	415	493
5 Years	1,274	1,178	1,354	1,154	531	585	718	850
10 Years	2,137	1,935	2,292	2,483	1,178	1,294	1,579	1,856

Expense Example, No Redemption (USD $)	Class B	Class C
1 Year	218	218
3 Years	673	673
5 Years	1,154	1,154
10 Years	2,292	2,483

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 209% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests approximately 60% of its assets (net assets plus any borrowings for investment purposes) in stocks and 40% of its assets in fixed-income securities (such as bonds) and cash equivalents. Although this 60/40 ratio may vary, under normal market conditions, the Fund will invest at least 25% of its assets in fixed-income securities.

The Fund may invest up to 20% of its net assets in foreign securities, but only in countries the Manager or Subadvisor considers stable and only in securities considered to be of high quality. The Fund may also invest in derivatives, such as futures and options, to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Under normal market conditions, the Manager and Subadvisor will seek to keep the portfolio fully invested rather than taking temporary cash positions with respect to their portions of the Fund's assets. The Manager and Subadvisor will sell a security if it becomes relatively overvalued, if better opportunities are identified, or if they determine that the initial investment expectations are not being met.

Equity Investment Process: Cornerstone Capital Management Holdings LLC, the Fund's Subadvisor, manages the equity portion of the Fund. The Subadvisor generally invests in mid-capitalization, value oriented stocks, but may also invest in large capitalization, value oriented stocks. The Subadvisor considers mid-capitalization stocks to be those with a market capitalization that, at the time of investment, are similar to the companies in the Russell Midcap® Index (which ranged from $296.4 million to $25.1 billion as of December 31, 2012), the S&P MidCap 400® Index (which ranged from $403.7 million to $16.2 billion as of December 31, 2012), or a universe selected from the smallest 800 companies of the largest 1,000 companies, ranked by market capitalization. Mid-capitalization stocks are common stocks of mid-size U.S. companies that tend to be well known, and to have a large amount of stock outstanding compared to small-capitalization stocks.

"Value" stocks are stocks that the Subadvisor determines (1) have strong or improving fundamental characteristics and (2) have been overlooked by the marketplace so that they are undervalued or "underpriced" relative to the rest of the Fund's universe.

The Fund seeks to construct a broadly diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process, while seeking to limit exposure to risk.

Fixed-Income Investment Process: New York Life Investment Management LLC, the Fund's Manager, manages the fixed-income portion of the Fund. The Manager invests in U.S. government securities, mortgage-backed securities, asset-backed securities and investment grade bonds issued by U.S. corporations. It selects fixed-income securities based on their credit quality, duration and price. The fixed-income portion of the portfolio normally has an intermediate term duration that ranges from three to five years.

The Fund's investments may include variable rate notes, floaters and mortgage-related securities (including mortgage-backed) securities, which are debt securities whose values are based on underlying pools of mortgages, and asset-backed securities, which are debt securities whose values are based on underlying pools of credit receivables.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Manager and Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices, as well as a composite index. The Fund has selected the Russell Midcap® Value Index as its primary benchmark. The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Fund has selected the Balanced Composite Index as a secondary benchmark. The Balanced Composite Index consists of the Russell Midcap® Value Index and the Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index weighted 60%/40%, respectively. The Fund has selected the Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index as an additional benchmark. The Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index is a market capitalization-weighted index including U.S. government and fixed coupon domestic investment grade corporate bonds.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A, B, R1 and R2 shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Class R3 shares, first offered to the public on April 28, 2006, include the historical performance of Class I shares through April 27, 2006. Performance figures for Class C shares, first offered on January 2, 2004, include the historical performance of the L Class shares (which were redesignated as Class C shares on January 2, 2004) from December 30, 2002 through January 1, 2004 and the historical performance of the Class I shares through December 29, 2002. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2003-2012)

Best Quarter
2Q/09	13.23%
Worst Quarter
4Q/08	-13.31%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	5.78%	2.26%	6.21%
Class B	Class B Return Before Taxes	5.85%	2.10%	5.93%
Class C	Class C Return Before Taxes	9.86%	2.47%	5.94%
Class I	Class I Return Before Taxes	12.23%	3.72%	7.17%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	11.89%	3.35%	6.40%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	8.14%	3.04%	5.99%
Class R1	Class R1 Return Before Taxes	12.06%	3.60%	7.05%
Class R2	Class R2 Return Before Taxes	11.82%	3.35%	6.79%
Class R3	Class R3 Return Before Taxes	11.56%	3.10%	6.52%
Investor Class	Investor Class Return Before Taxes	5.57%	2.10%	6.12%
Russell Midcap�� Value Index	Russell Midcap® Value Index (reflects no deductions for fees, expenses, or taxes)	18.51%	3.79%	10.63%
Balanced Composite Index	Balanced Composite Index (reflects no deductions for fees, expenses, or taxes)	12.74%	5.04%	8.62%
Bank Of America Merrill Lynch 1-10 Year U.S. Corporate Government Index	Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index (reflects no deductions for fees, expenses, or taxes)	4.24%	5.19%	4.61%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Balanced Fund | MainStay Balanced Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Balanced Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 209% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	209.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests approximately 60% of its assets (net assets plus any borrowings for investment purposes) in stocks and 40% of its assets in fixed-income securities (such as bonds) and cash equivalents. Although this 60/40 ratio may vary, under normal market conditions, the Fund will invest at least 25% of its assets in fixed-income securities.

The Fund may invest up to 20% of its net assets in foreign securities, but only in countries the Manager or Subadvisor considers stable and only in securities considered to be of high quality. The Fund may also invest in derivatives, such as futures and options, to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Under normal market conditions, the Manager and Subadvisor will seek to keep the portfolio fully invested rather than taking temporary cash positions with respect to their portions of the Fund's assets. The Manager and Subadvisor will sell a security if it becomes relatively overvalued, if better opportunities are identified, or if they determine that the initial investment expectations are not being met.

Equity Investment Process: Cornerstone Capital Management Holdings LLC, the Fund's Subadvisor, manages the equity portion of the Fund. The Subadvisor generally invests in mid-capitalization, value oriented stocks, but may also invest in large capitalization, value oriented stocks. The Subadvisor considers mid-capitalization stocks to be those with a market capitalization that, at the time of investment, are similar to the companies in the Russell Midcap® Index (which ranged from $296.4 million to $25.1 billion as of December 31, 2012), the S&P MidCap 400® Index (which ranged from $403.7 million to $16.2 billion as of December 31, 2012), or a universe selected from the smallest 800 companies of the largest 1,000 companies, ranked by market capitalization. Mid-capitalization stocks are common stocks of mid-size U.S. companies that tend to be well known, and to have a large amount of stock outstanding compared to small-capitalization stocks.

"Value" stocks are stocks that the Subadvisor determines (1) have strong or improving fundamental characteristics and (2) have been overlooked by the marketplace so that they are undervalued or "underpriced" relative to the rest of the Fund's universe.

The Fund seeks to construct a broadly diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process, while seeking to limit exposure to risk.

Fixed-Income Investment Process: New York Life Investment Management LLC, the Fund's Manager, manages the fixed-income portion of the Fund. The Manager invests in U.S. government securities, mortgage-backed securities, asset-backed securities and investment grade bonds issued by U.S. corporations. It selects fixed-income securities based on their credit quality, duration and price. The fixed-income portion of the portfolio normally has an intermediate term duration that ranges from three to five years.

The Fund's investments may include variable rate notes, floaters and mortgage-related securities (including mortgage-backed) securities, which are debt securities whose values are based on underlying pools of mortgages, and asset-backed securities, which are debt securities whose values are based on underlying pools of credit receivables.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Manager and Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Floaters and Variable Rate Notes Risk: Floaters and variable rate notes provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate notes may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general. Such securities also may lose value.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices, as well as a composite index. The Fund has selected the Russell Midcap® Value Index as its primary benchmark. The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Fund has selected the Balanced Composite Index as a secondary benchmark. The Balanced Composite Index consists of the Russell Midcap® Value Index and the Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index weighted 60%/40%, respectively. The Fund has selected the Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index as an additional benchmark. The Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index is a market capitalization-weighted index including U.S. government and fixed coupon domestic investment grade corporate bonds.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A, B, R1 and R2 shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Class R3 shares, first offered to the public on April 28, 2006, include the historical performance of Class I shares through April 27, 2006. Performance figures for Class C shares, first offered on January 2, 2004, include the historical performance of the L Class shares (which were redesignated as Class C shares on January 2, 2004) from December 30, 2002 through January 1, 2004 and the historical performance of the Class I shares through December 29, 2002. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2003-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
2Q/09	13.23%
Worst Quarter
4Q/08	-13.31%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay Balanced Fund | MainStay Balanced Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	667
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,178
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,935
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.78%
5 Years	rr_AverageAnnualReturnYear05	2.26%
10 Years	rr_AverageAnnualReturnYear10	6.21%
MainStay Balanced Fund | MainStay Balanced Fund | Class B
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	718
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	973
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,354
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,292
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,292
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.85%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	5.93%
MainStay Balanced Fund | MainStay Balanced Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	673
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,483
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,483
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.86%
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	5.94%
MainStay Balanced Fund | MainStay Balanced Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Annual Return 2003	rr_AnnualReturn2003	23.94%
Annual Return 2004	rr_AnnualReturn2004	12.96%
Annual Return 2005	rr_AnnualReturn2005	4.62%
Annual Return 2006	rr_AnnualReturn2006	10.79%
Annual Return 2007	rr_AnnualReturn2007	2.61%
Annual Return 2008	rr_AnnualReturn2008	(25.20%)
Annual Return 2009	rr_AnnualReturn2009	22.61%
Annual Return 2010	rr_AnnualReturn2010	13.51%
Annual Return 2011	rr_AnnualReturn2011	2.73%
Annual Return 2012	rr_AnnualReturn2012	12.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.31%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.23%
5 Years	rr_AverageAnnualReturnYear05	3.72%
10 Years	rr_AverageAnnualReturnYear10	7.17%
MainStay Balanced Fund | MainStay Balanced Fund | Class R1
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.06%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	7.05%
MainStay Balanced Fund | MainStay Balanced Fund | Class R2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	3.35%
10 Years	rr_AverageAnnualReturnYear10	6.79%
MainStay Balanced Fund | MainStay Balanced Fund | Class R3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.56%
5 Years	rr_AverageAnnualReturnYear05	3.10%
10 Years	rr_AverageAnnualReturnYear10	6.52%
MainStay Balanced Fund | MainStay Balanced Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.70%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	969
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,274
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.57%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	6.12%
MainStay Balanced Fund | MainStay Balanced Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.89%
5 Years	rr_AverageAnnualReturnYear05	3.35%
10 Years	rr_AverageAnnualReturnYear10	6.40%
MainStay Balanced Fund | MainStay Balanced Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.14%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	5.99%
MainStay Balanced Fund | MainStay Balanced Fund | Russell Midcap�� Value Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	10.63%
MainStay Balanced Fund | MainStay Balanced Fund | Balanced Composite Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Balanced Composite Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	5.04%
10 Years	rr_AverageAnnualReturnYear10	8.62%
MainStay Balanced Fund | MainStay Balanced Fund | Bank Of America Merrill Lynch 1-10 Year U.S. Corporate Government Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Bank of America Merrill Lynch 1-10 Year U.S. Corporate & Government Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.24%
5 Years	rr_AverageAnnualReturnYear05	5.19%
10 Years	rr_AverageAnnualReturnYear10	4.61%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.70% on assets up to $1 billion; 0.65% on assets from $1 billion to $2 billion; and 0.60% on assets in excess of $2 billion.

MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund
MainStay U.S. Small Cap Fund
Investment Objective
The Fund seeks long-term capital appreciation by investing primarily in securities of small-cap companies.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class B	Class C	Class I	Class R1	Class R2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none	0.25%
Other Expenses		0.59%	0.29%	0.59%	0.59%	0.29%	0.42%	0.42%
Total Annual Fund Operating Expenses		1.69%	1.39%	2.44%	2.44%	1.14%	1.27%	1.52%
[1]	The management fee is as follows: 0.85% on assets up to $1 billion; and 0.80% on assets in excess of $1 billion.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2
1 Year	712	684	747	347	116	129	155
3 Years	1,053	966	1,061	761	362	403	480
5 Years	1,417	1,269	1,501	1,301	628	697	829
10 Years	2,438	2,127	2,591	2,776	1,386	1,534	1,813

Expense Example, No Redemption (USD $)	Class B	Class C
1 Year	247	247
3 Years	761	761
5 Years	1,301	1,301
10 Years	2,591	2,776

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of U.S. companies with market capitalizations at the time of investment of $3.5 billion or less, which include common stocks, securities convertible into common stock and exchange traded funds ("ETFs") whose underlying securities are issued by small capitalization companies. The Fund may also invest in mid-cap stocks. Securities of U.S. companies are those traded primarily in the U.S. securities markets.

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Exchange Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Russell 2500TM Index as its primary benchmark. The Russell 2500TM Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. The Russell 2500TM Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A and B shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Class C shares, first offered on January 2, 2004, include the historical performance of the L Class shares (which were redesignated as Class C shares on January 2, 2004) from December 30, 2002 through January 1, 2004 and the historical performance of the Class I shares through December 29, 2002. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance for Class R1 and Class R2 shares, first offered on July 31, 2012, include the historical performance of Class I shares through July 30, 2012. The performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2003-2012)

Best Quarter
2Q/09	38.29%
Worst Quarter
4Q/08	-25.23%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	10 Years
Investor Class	Investor Class Return Before Taxes	5.88%	3.45%	8.87%
Class A	Class A Return Before Taxes	6.17%	3.65%	8.98%
Class B	Class B Return Before Taxes	6.16%	3.50%	8.66%
Class C	Class C Return Before Taxes	10.17%	3.85%	8.68%
Class I	Class I Return Before Taxes	12.56%	5.16%	9.99%
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	12.39%	4.95%	8.96%
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	8.20%	4.34%	8.47%
Class R1	Class R1 Return Before Taxes	12.45%	5.06%	9.88%
Class R2	Class R2 Return Before Taxes	12.21%	4.80%	9.61%
Russell 2500�� Index	Russell 2500™ Index (reflects no deductions for fees, expenses, or taxes)	17.88%	4.34%	10.49%

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay U.S. Small Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by investing primarily in securities of small-cap companies.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of U.S. companies with market capitalizations at the time of investment of $3.5 billion or less, which include common stocks, securities convertible into common stock and exchange traded funds ("ETFs") whose underlying securities are issued by small capitalization companies. The Fund may also invest in mid-cap stocks. Securities of U.S. companies are those traded primarily in the U.S. securities markets.

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Exchange Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of a broad-based securities market index. The Fund has selected the Russell 2500TM Index as its primary benchmark. The Russell 2500TM Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap. The Russell 2500TM Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A and B shares, first offered on January 2, 2004, include the historical performance of Class I shares through January 1, 2004. Performance figures for Class C shares, first offered on January 2, 2004, include the historical performance of the L Class shares (which were redesignated as Class C shares on January 2, 2004) from December 30, 2002 through January 1, 2004 and the historical performance of the Class I shares through December 29, 2002. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. Performance for Class R1 and Class R2 shares, first offered on July 31, 2012, include the historical performance of Class I shares through July 30, 2012. The performance for newer share classes is adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2003-2012)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
2Q/09	38.29%
Worst Quarter
4Q/08	-25.23%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.85%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	712
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,053
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,438
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.88%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	8.87%
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.85%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	684
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	966
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,269
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,127
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.17%
5 Years	rr_AverageAnnualReturnYear05	3.65%
10 Years	rr_AverageAnnualReturnYear10	8.98%
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class B
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.85%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	747
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,061
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,501
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,591
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	247
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	761
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,301
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,591
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.16%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	8.66%
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.85%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	347
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	761
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,301
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,776
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	247
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	761
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,301
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,776
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.17%
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	8.68%
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.85%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Annual Return 2003	rr_AnnualReturn2003	53.73%
Annual Return 2004	rr_AnnualReturn2004	25.79%
Annual Return 2005	rr_AnnualReturn2005	11.14%
Annual Return 2006	rr_AnnualReturn2006	13.08%
Annual Return 2007	rr_AnnualReturn2007	(17.09%)
Annual Return 2008	rr_AnnualReturn2008	(36.51%)
Annual Return 2009	rr_AnnualReturn2009	48.76%
Annual Return 2010	rr_AnnualReturn2010	24.42%
Annual Return 2011	rr_AnnualReturn2011	(2.76%)
Annual Return 2012	rr_AnnualReturn2012	12.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.23%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.56%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	9.99%
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class R1
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.85%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R1 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.45%
5 Years	rr_AverageAnnualReturnYear05	5.06%
10 Years	rr_AverageAnnualReturnYear10	9.88%
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Class R2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.85%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.21%
5 Years	rr_AverageAnnualReturnYear05	4.80%
10 Years	rr_AverageAnnualReturnYear10	9.61%
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | After Taxes on Distributions | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.39%
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	8.96%
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | After Taxes on Distributions and Sales | Class I
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.20%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	8.47%
MainStay U.S. Small Cap Fund (Prospectus Summary) | MainStay U.S. Small Cap Fund | Russell 2500�� Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500™ Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	10.49%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.85% on assets up to $1 billion; and 0.80% on assets in excess of $1 billion.

MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund
MainStay New York Tax Free Opportunities Fund
Investment Objective
The Fund seeks current income exempt from federal and New York state and, in some cases, New York local income taxes.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		4.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	0.50%	none
Other Expenses	[2]	0.55%	0.38%	0.55%	0.38%
Acquired (Underlying) Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[1][3]	1.32%	1.15%	1.57%	0.90%
Waivers / Reimbursements	[1][3]	(0.38%)	(0.38%)	(0.38%)	(0.38%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1][3]	0.94%	0.77%	1.19%	0.52%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.45% of the Fund's average daily net assets. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund ("Board"). Without this waiver, the management fee would be 0.50% of the Fund's average daily net assets.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.75% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class C	Class I
1 Year	542	525	221	53
3 Years	814	763	459	249
5 Years	1,106	1,019	819	461
10 Years	1,937	1,752	1,835	1,073

Expense Example, No Redemption (USD $)	Class C
1 Year	121
3 Years	459
5 Years	819
10 Years	1,835

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the period May 14, 2012 (commencement of operations), through the end of the Fund’s fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and New York income taxes.

Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the U.S., and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and New York income taxes, the Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of New York. Municipal bonds include, among other instruments, general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax ("AMT"), and municipal bonds that pay interest that is subject to federal and New York income taxes.

Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund's Subadvisor, currently intends to invest primarily in investment grade quality bonds as rated by at least one independent rating agency (such as bonds rated BBB- or higher by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch"), or Baa3 or higher by Moody's Investor Service Inc. ("Moody's")), or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in non-investment grade municipal bonds (commonly referred to as “junk bonds”) as rated by at least one independent rating agency (such as bonds rated BB+ or lower by S&P or Fitch, or Ba1 or lower by Moody’s), including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by an independent rating agency (such as bonds rated D by S&P or Moody’s), or if unrated, judged to be of comparable quality by the Subadvisor (“distressed securities”). If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund generally invests in municipal bonds that have a maturity of five years or longer at the time of purchase. The Fund may invest in derivatives, such as futures and options, to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

If the supply of state tax exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. Municipal bonds issued by other states purchased by the Fund will generally be exempt from federal income taxes, but may not be exempt from New York income taxes.

Investment Process: In choosing investments, the Subadvisor analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities.

The Subadvisor uses active management in an effort to identify municipal bonds it believes to be mispriced and to build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process, which includes fundamental, “bottom-up” credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal bond market, and tax policies, as well as analyzing individual municipal securities and sectors.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Municipal Bond Risk: Municipal bond risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. These risks include:

· General Obligation Bonds Risk—timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

· Revenue Bonds (including Industrial Development Bonds) Risk—depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

· Private Activity Bonds Risk—municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so;

· Moral Obligation Bonds Risk—moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

· Municipal Notes Risk—municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and

· Municipal Lease Obligations Risk—in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Municipalities continue to experience economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund's net asset value and/or the distributions paid by the Fund.

Municipal Bond Concentration Risk: From time to time the Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance. In addition, the Fund may invest more heavily in bonds from certain cities or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities or regions.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, the Fund will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Fund's ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

High-Yield Municipal Bond Risk: High-yield or non-investment grade municipal bonds (commonly referred to as "junk bonds") may be subject to increased liquidity risk as compared to other high-yield debt securities. There may be little or no active trading market for certain high-yield municipal bonds, which may make it difficult for the Fund to sell such bonds at or near their perceived value. In such cases, the value of a high-yield municipal bond may decline dramatically, even during periods of declining interest rates. The high-yield municipal bonds in which the Fund intends to invest may be more likely to pay interest that is includable in taxable income for purposes of the federal alternative minimum tax than other municipal bonds.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

New York State Specific Risk: Because the Fund invests in municipal bonds issued by or on behalf of the State of New York, and its political subdivisions, agencies and instrumentalities, events in New York may affect the Fund’s investments and performance. These events may include fiscal or political policy changes, tax base erosion, budget deficits and other financial difficulties. New York continues to experience financial difficulties due to the economic environment. The further deterioration of New York’s fiscal situation and economic situation of its municipalities could cause greater volatility and increase the risk of investing in New York.

Tax Risk: Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax law, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

Past Performance
Since the Fund does not have a full calendar year of performance as of the date of this Prospectus, no calendar year performance information is available.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay New York Tax Free Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and New York state and, in some cases, New York local income taxes.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the period May 14, 2012 (commencement of operations), through the end of the Fund’s fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and New York income taxes.

Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the U.S., and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and New York income taxes, the Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of New York. Municipal bonds include, among other instruments, general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax ("AMT"), and municipal bonds that pay interest that is subject to federal and New York income taxes.

Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund's Subadvisor, currently intends to invest primarily in investment grade quality bonds as rated by at least one independent rating agency (such as bonds rated BBB- or higher by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch"), or Baa3 or higher by Moody's Investor Service Inc. ("Moody's")), or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in non-investment grade municipal bonds (commonly referred to as “junk bonds”) as rated by at least one independent rating agency (such as bonds rated BB+ or lower by S&P or Fitch, or Ba1 or lower by Moody’s), including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by an independent rating agency (such as bonds rated D by S&P or Moody’s), or if unrated, judged to be of comparable quality by the Subadvisor (“distressed securities”). If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund generally invests in municipal bonds that have a maturity of five years or longer at the time of purchase. The Fund may invest in derivatives, such as futures and options, to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

If the supply of state tax exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. Municipal bonds issued by other states purchased by the Fund will generally be exempt from federal income taxes, but may not be exempt from New York income taxes.

Investment Process: In choosing investments, the Subadvisor analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities.

The Subadvisor uses active management in an effort to identify municipal bonds it believes to be mispriced and to build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process, which includes fundamental, “bottom-up” credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal bond market, and tax policies, as well as analyzing individual municipal securities and sectors.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Municipal Bond Risk: Municipal bond risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. These risks include:

· General Obligation Bonds Risk—timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

· Revenue Bonds (including Industrial Development Bonds) Risk—depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

· Private Activity Bonds Risk—municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so;

· Moral Obligation Bonds Risk—moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

· Municipal Notes Risk—municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and

· Municipal Lease Obligations Risk—in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Municipalities continue to experience economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund's net asset value and/or the distributions paid by the Fund.

Municipal Bond Concentration Risk: From time to time the Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance. In addition, the Fund may invest more heavily in bonds from certain cities or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities or regions.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, the Fund will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Fund's ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

High-Yield Municipal Bond Risk: High-yield or non-investment grade municipal bonds (commonly referred to as "junk bonds") may be subject to increased liquidity risk as compared to other high-yield debt securities. There may be little or no active trading market for certain high-yield municipal bonds, which may make it difficult for the Fund to sell such bonds at or near their perceived value. In such cases, the value of a high-yield municipal bond may decline dramatically, even during periods of declining interest rates. The high-yield municipal bonds in which the Fund intends to invest may be more likely to pay interest that is includable in taxable income for purposes of the federal alternative minimum tax than other municipal bonds.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

New York State Specific Risk: Because the Fund invests in municipal bonds issued by or on behalf of the State of New York, and its political subdivisions, agencies and instrumentalities, events in New York may affect the Fund’s investments and performance. These events may include fiscal or political policy changes, tax base erosion, budget deficits and other financial difficulties. New York continues to experience financial difficulties due to the economic environment. The further deterioration of New York’s fiscal situation and economic situation of its municipalities could cause greater volatility and increase the risk of investing in New York.

Tax Risk: Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax law, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Since the Fund does not have a full calendar year of performance as of the date of this Prospectus, no calendar year performance information is available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since the Fund does not have a full calendar year of performance as of the date of this Prospectus, no calendar year performance information is available.
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.50%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[2],[4]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2],[4]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.94%	[2],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	542
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	814
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,106
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,937
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.50%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[2],[4]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2],[4]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.77%	[2],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	525
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	763
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,019
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,752
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.50%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[2],[4]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2],[4]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.19%	[2],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	221
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	819
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,835
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	121
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	459
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	819
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,835
MainStay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay New York Tax Free Opportunities Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.50%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[2],[4]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2],[4]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.52%	[2],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	461
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,073

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.45% of the Fund's average daily net assets. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund ("Board"). Without this waiver, the management fee would be 0.50% of the Fund's average daily net assets.
[3]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[4]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.75% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund
MainStay Short Duration High Yield Fund
Investment Objective
The Fund seeks high current income. Capital appreciation is a secondary objective.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class C	Class I	Class R2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		3.00%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class C	Class I	Class R2
Management Fees (as an annual percentage of the Fund's average daily net assets)		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none	0.25%
Other Expenses	[1]	0.53%	0.48%	0.53%	0.48%	0.58%
Total Annual Fund Operating Expenses	[2]	1.43%	1.38%	2.18%	1.13%	1.48%
Waivers / Reimbursements	[2]	(0.33%)	(0.33%)	(0.33%)	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[2]	1.10%	1.05%	1.85%	0.80%	1.15%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.05% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class C	Class I	Class R2
1 Year	409	404	288	82	117
3 Years	707	692	650	326	436
5 Years	1,028	1,002	1,139	590	777
10 Years	1,934	1,880	2,488	1,345	1,740

Expense Example, No Redemption (USD $)	Class C
1 Year	188
3 Years	650
5 Years	1,139
10 Years	2,488

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund has been in operation for less than one full calendar year, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in high-yield debt securities that are rated below investment grade by an independent rating agency, such as Standard & Poor's or Moody's Investors Service,Inc., or that are unrated but are considered to be of comparable quality by MacKay Shields LLC, the Fund's Subadvisor. Debt securities in which the Fund may invest include all types of debt obligations such as bonds, debentures, notes, bank debt, bank loan participations, commercial paper, floating rate loans, U.S. Government securities (including obligations, such as repurchase agreements, secured by such instruments), and convertible corporate bonds. The Fund will generally seek to maintain a weighted average duration of three years or less, although the Fund may invest in instruments of any duration or maturity. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Securities that are rated below investment grade by independent rating agencies are commonly referred to as "junk bonds." These securities are sometimes considered speculative. If independent rating agencies assign different ratings to the same security, the Fund will use the lower rating for purposes of determining the security's credit quality.

The Fund may invest up to 20% of its net assets in equity securities, including preferred shares. The Fund also may invest in securities of non-U.S. issuers. The Fund may hold cash or invest in investment grade short-term instruments during times when the Subadvisor is unable to identify attractive high-yield securities.

In times of unusual or adverse market, economic or political conditions, the Fund may invest without limit in investment grade securities and may invest in U.S. government securities or other high quality money market instruments. Periods of unusual or adverse market, economic or political conditions may exist in some cases, for up to a year. To the extent the Fund is invested in cash, investment grade debt or other high quality instruments, the yield on these investments tends to be lower than the yield on other investments normally purchased by the Fund. Although investing heavily in these investments may help to preserve the Fund's assets, it may not be consistent with the Fund's primary investment objective and may limit the Fund's ability to achieve a high level of income.

Investment Process: The Subadvisor seeks to identify investment opportunities through analyzing individual companies and evaluates each company's competitive position, financial condition, and business prospects. The Fund seeks to minimize interest rate risk through its emphasis on duration management and investments in securities with short and intermediate maturities. The Fund only invests in companies in which the Subadvisor has judged that there is sufficient asset coverage—that is, the Subadvisor's subjective appraisal of a company's value divided by the value of its debt, with the intent of maximizing default-adjusted income and returns.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objectives of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, meaningful changes in the issuer's financial condition and competitiveness.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Net Asset Value Risk: The Fund is not a money market fund, does not attempt to maintain a stable net asset value, and is not subject to the rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the Fund’s investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund’s investments. The Fund’s net asset value per share will fluctuate.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Yield Risk: There can be no guarantee that the Fund will achieve or maintain any particular level of yield.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Fund disposing of such a security at a substantial discount from face value or holding such a security until maturity. In addition, there is also the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Fund purchased the loan participation interests.

Floating Rate Loans Risk: The floating rate loans in which the Fund invests are usually rated below investment grade (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be less liquid than higher quality debt securities. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the Fund's investments in floating rate loans are more likely to decline.

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, the Fund will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Fund's ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates.

Past Performance
Since the Fund does not have a full calendar year of performance as of the date of this Prospectus, no calendar year performance information is available.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Short Duration High Yield Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income. Capital appreciation is a secondary objective.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund has been in operation for less than one full calendar year, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in high-yield debt securities that are rated below investment grade by an independent rating agency, such as Standard & Poor's or Moody's Investors Service,Inc., or that are unrated but are considered to be of comparable quality by MacKay Shields LLC, the Fund's Subadvisor. Debt securities in which the Fund may invest include all types of debt obligations such as bonds, debentures, notes, bank debt, bank loan participations, commercial paper, floating rate loans, U.S. Government securities (including obligations, such as repurchase agreements, secured by such instruments), and convertible corporate bonds. The Fund will generally seek to maintain a weighted average duration of three years or less, although the Fund may invest in instruments of any duration or maturity. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Securities that are rated below investment grade by independent rating agencies are commonly referred to as "junk bonds." These securities are sometimes considered speculative. If independent rating agencies assign different ratings to the same security, the Fund will use the lower rating for purposes of determining the security's credit quality.

The Fund may invest up to 20% of its net assets in equity securities, including preferred shares. The Fund also may invest in securities of non-U.S. issuers. The Fund may hold cash or invest in investment grade short-term instruments during times when the Subadvisor is unable to identify attractive high-yield securities.

In times of unusual or adverse market, economic or political conditions, the Fund may invest without limit in investment grade securities and may invest in U.S. government securities or other high quality money market instruments. Periods of unusual or adverse market, economic or political conditions may exist in some cases, for up to a year. To the extent the Fund is invested in cash, investment grade debt or other high quality instruments, the yield on these investments tends to be lower than the yield on other investments normally purchased by the Fund. Although investing heavily in these investments may help to preserve the Fund's assets, it may not be consistent with the Fund's primary investment objective and may limit the Fund's ability to achieve a high level of income.

Investment Process: The Subadvisor seeks to identify investment opportunities through analyzing individual companies and evaluates each company's competitive position, financial condition, and business prospects. The Fund seeks to minimize interest rate risk through its emphasis on duration management and investments in securities with short and intermediate maturities. The Fund only invests in companies in which the Subadvisor has judged that there is sufficient asset coverage—that is, the Subadvisor's subjective appraisal of a company's value divided by the value of its debt, with the intent of maximizing default-adjusted income and returns.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objectives of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, meaningful changes in the issuer's financial condition and competitiveness.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Net Asset Value Risk: The Fund is not a money market fund, does not attempt to maintain a stable net asset value, and is not subject to the rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the Fund’s investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the Fund’s investments. The Fund’s net asset value per share will fluctuate.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Yield Risk: There can be no guarantee that the Fund will achieve or maintain any particular level of yield.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Additional risks associated with an investment in the Fund include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Fund's yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Fund disposing of such a security at a substantial discount from face value or holding such a security until maturity. In addition, there is also the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Fund purchased the loan participation interests.

Floating Rate Loans Risk: The floating rate loans in which the Fund invests are usually rated below investment grade (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. Moreover, such securities may, under certain circumstances, be less liquid than higher quality debt securities. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient to repay the loan. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the Fund's investments in floating rate loans are more likely to decline.

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, the Fund will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Fund's ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Since the Fund does not have a full calendar year of performance as of the date of this Prospectus, no calendar year performance information is available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since the Fund does not have a full calendar year of performance as of the date of this Prospectus, no calendar year performance information is available.
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.65%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.10%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	409
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	707
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,028
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,934
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.65%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.05%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	404
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	692
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,002
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,880
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.65%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.85%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	650
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,488
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	650
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,488
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.65%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.80%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	326
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,345
MainStay Short Duration High Yield Fund (Prospectus Summary) | MainStay Short Duration High Yield Fund | Class R2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.65%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.15%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	436
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	777
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,740

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.05% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

MainStay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay California Tax Free Opportunities Fund
MainStay California Tax Free Opportunities Fund
Investment Objective
The Fund seeks current income exempt from federal and California income taxes.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		4.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	0.50%	none
Other Expenses	[2]	0.47%	0.35%	0.47%	0.35%
Total Annual Fund Operating Expenses	[1][3]	1.22%	1.10%	1.47%	0.85%
Waivers / Reimbursements	[1][3]	(0.35%)	(0.35%)	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[1][3]	0.87%	0.75%	1.12%	0.50%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.45% of the Fund's average daily net assets. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund ("Board"). Without this waiver, the management fee would be 0.50% of the Fund's average daily net assets.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.75% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class C	Class I
1 Year	535	523	214	51
3 Years	787	751	430	236
5 Years	1,058	997	769	437
10 Years	1,831	1,700	1,727	1,017

Expense Example, No Redemption (USD $)	Class C
1 Year	114
3 Years	430
5 Years	769
10 Years	1,727

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund has been in operation for less than one full calendar year, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and California income taxes.

Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the U.S., and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and California income taxes, the Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of California. Municipal bonds include, among other instruments, general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax ("AMT"), and municipal bonds that pay interest that is subject to federal and California income taxes.

Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund's Subadvisor, currently intends to invest primarily in investment grade quality bonds as rated by at least one independent rating agency (such as bonds rated BBB- or higher by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch"), or Baa3 or higher by Moody's Investor Service Inc. ("Moody's")), or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in non-investment grade municipal bonds (commonly referred to as “junk bonds”) as rated by at least one independent rating agency (such as bonds rated BB+ or lower by S&P or Fitch, or Ba1 or lower by Moody’s), including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by an independent rating agency (such as bonds rated D by S&P or Moody’s), or if unrated, judged to be of comparable quality by the Subadvisor (“distressed securities”). If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund generally invests in municipal bonds that have a maturity of five years or longer at the time of purchase. The Fund may invest in derivatives, such as futures and options, to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

If the supply of state tax exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. Municipal bonds issued by other states purchased by the Fund will generally be exempt from federal income taxes, but may not be exempt from California income taxes.

Investment Process: In choosing investments, the Subadvisor analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities.

The Subadvisor uses active management in an effort to identify municipal bonds it believes to be mispriced and to build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process, which includes fundamental, “bottom-up” credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal bond market, and tax policies, as well as analyzing individual municipal securities and sectors.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Municipal Bond Risk: Municipal bond risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. These risks include:

· General Obligation Bonds Risk—timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

· Revenue Bonds (including Industrial Development Bonds) Risk—depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

· Private Activity Bonds Risk—municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so;

· Moral Obligation Bonds Risk—moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

· Municipal Notes Risk—municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and

· Municipal Lease Obligations Risk—in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Municipalities continue to experience economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund's net asset value and/or the distributions paid by the Fund.

Municipal Bond Concentration Risk: From time to time the Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance. In addition, the Fund may invest more heavily in bonds from certain cities or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities or regions.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, the Fund will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Fund's ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

High-Yield Municipal Bond Risk: High-yield or non-investment grade municipal bonds (commonly referred to as "junk bonds") may be subject to increased liquidity risk as compared to other high-yield debt securities. There may be little or no active trading market for certain high-yield municipal bonds, which may make it difficult for the Fund to sell such bonds at or near their perceived value. In such cases, the value of a high-yield municipal bond may decline dramatically, even during periods of declining interest rates. The high-yield municipal bonds in which the Fund intends to invest may be more likely to pay interest that is includable in taxable income for purposes of the federal alternative minimum tax than other municipal bonds.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

California State Specific Risk: Because the Fund invests in municipal bonds issued by or on behalf of the State of California, and its political subdivisions, agencies and instrumentalities, events in California may affect the Fund’s investments and performance. These events may include fiscal or political policy changes, tax base erosion, budget deficits and other financial difficulties. California continues to experience financial difficulties due to the economic environment. The further deterioration of California’s fiscal situation and economic situation of its municipalities could cause greater volatility and increase the risk of investing in California.

Tax Risk: Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax law, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

Past Performance
Since the Fund does not have a full calendar year of performance as of the date of this Prospectus, no calendar year performance information is available.

Label	Element	Value
Prospectus:	rr_ProspectusTable
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
MainStay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay California Tax Free Opportunities Fund
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	MainStay California Tax Free Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and California income taxes.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 104 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund has been in operation for less than one full calendar year, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and California income taxes.

Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the U.S., and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and California income taxes, the Fund will treat the bond as qualifying for purposes of the 80% requirement even though the issuer of the bond may be located outside of California. Municipal bonds include, among other instruments, general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax ("AMT"), and municipal bonds that pay interest that is subject to federal and California income taxes.

Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund's Subadvisor, currently intends to invest primarily in investment grade quality bonds as rated by at least one independent rating agency (such as bonds rated BBB- or higher by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch"), or Baa3 or higher by Moody's Investor Service Inc. ("Moody's")), or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in non-investment grade municipal bonds (commonly referred to as “junk bonds”) as rated by at least one independent rating agency (such as bonds rated BB+ or lower by S&P or Fitch, or Ba1 or lower by Moody’s), including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by an independent rating agency (such as bonds rated D by S&P or Moody’s), or if unrated, judged to be of comparable quality by the Subadvisor (“distressed securities”). If independent rating agencies assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund generally invests in municipal bonds that have a maturity of five years or longer at the time of purchase. The Fund may invest in derivatives, such as futures and options, to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

If the supply of state tax exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. Municipal bonds issued by other states purchased by the Fund will generally be exempt from federal income taxes, but may not be exempt from California income taxes.

Investment Process: In choosing investments, the Subadvisor analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities.

The Subadvisor uses active management in an effort to identify municipal bonds it believes to be mispriced and to build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process, which includes fundamental, “bottom-up” credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal bond market, and tax policies, as well as analyzing individual municipal securities and sectors.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Municipal Bond Risk: Municipal bond risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. These risks include:

· General Obligation Bonds Risk—timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

· Revenue Bonds (including Industrial Development Bonds) Risk—depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

· Private Activity Bonds Risk—municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so;

· Moral Obligation Bonds Risk—moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

· Municipal Notes Risk—municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and

· Municipal Lease Obligations Risk—in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Municipalities continue to experience economic and financial difficulties in the current economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund's net asset value and/or the distributions paid by the Fund.

Municipal Bond Concentration Risk: From time to time the Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance. In addition, the Fund may invest more heavily in bonds from certain cities or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities or regions.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, the Fund will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Fund's ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

High-Yield Municipal Bond Risk: High-yield or non-investment grade municipal bonds (commonly referred to as "junk bonds") may be subject to increased liquidity risk as compared to other high-yield debt securities. There may be little or no active trading market for certain high-yield municipal bonds, which may make it difficult for the Fund to sell such bonds at or near their perceived value. In such cases, the value of a high-yield municipal bond may decline dramatically, even during periods of declining interest rates. The high-yield municipal bonds in which the Fund intends to invest may be more likely to pay interest that is includable in taxable income for purposes of the federal alternative minimum tax than other municipal bonds.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Liquidity and Valuation Risk: Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

California State Specific Risk: Because the Fund invests in municipal bonds issued by or on behalf of the State of California, and its political subdivisions, agencies and instrumentalities, events in California may affect the Fund’s investments and performance. These events may include fiscal or political policy changes, tax base erosion, budget deficits and other financial difficulties. California continues to experience financial difficulties due to the economic environment. The further deterioration of California’s fiscal situation and economic situation of its municipalities could cause greater volatility and increase the risk of investing in California.

Tax Risk: Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax law, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Since the Fund does not have a full calendar year of performance as of the date of this Prospectus, no calendar year performance information is available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since the Fund does not have a full calendar year of performance as of the date of this Prospectus, no calendar year performance information is available.
MainStay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay California Tax Free Opportunities Fund | Investor Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.50%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2],[4]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2],[4]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.87%	[2],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	535
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	787
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,058
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,831
MainStay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay California Tax Free Opportunities Fund | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.50%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2],[4]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2],[4]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.75%	[2],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	523
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	997
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,700
MainStay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay California Tax Free Opportunities Fund | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.50%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[2],[4]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2],[4]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.12%	[2],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	214
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	430
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	769
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,727
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	114
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	430
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	769
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,727
MainStay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay California Tax Free Opportunities Fund | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.50%	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[2],[4]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2],[4]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.50%	[2],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	236
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	437
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,017

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.45% of the Fund's average daily net assets. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund ("Board"). Without this waiver, the management fee would be 0.50% of the Fund's average daily net assets.
[3]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[4]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.75% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.